UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	4/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Short Duration Multi-Sector Bond Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration Multi-Sector Bond Fund

June 15, 2016

Prudential Short Duration Multi-Sector Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	1.37	0.95	3.52 (12/23/13)
Class C	1.00	0.09	1.74 (12/23/13)
Class Q	1.50	1.11	4.14 (12/23/13)
Class Z	1.50	1.11	4.10 (12/23/13)
Barclays US Government/Credit 1-3 Year Index	0.79	1.10	2.56
Lipper Short-Intermediate Investment-Grade Debt Funds Average	1.34	1.13	4.23

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Since Inception (%)
Class A		–3.01	–0.35 (12/23/13)
Class C		–1.48	0.42 (12/23/13)
Class Q		0.51	1.42 (12/23/13)
Class Z		0.50	1.40 (12/23/13)
Barclays US Government/Credit 1-3 Year Index		1.04	1.07
Lipper Short-Intermediate Investment-Grade Debt Funds Average		0.73	1.63

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

Barclays US Government/Credit 1-3 Year Index—The Barclays US Government/Credit 1-3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Lipper Short-Intermediate Investment-Grade Debt Funds Average—The Lipper Short-Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short-Intermediate Investment-Grade Debt Funds category for the periods noted. The Lipper Average consists of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Short Duration Multi-Sector Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.13	2.21	1.80
Class C	0.10	1.55	1.12
Class Q	0.14	2.54	2.22
Class Z	0.14	2.54	2.10

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 4/30/16 (%)
AAA	30.3
AA	6.4
A	18.7
BBB	16.8
BB	14.8
B	7.5
Not Rated	2.4
Cash/Cash Equivalents	3.0
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Short Duration Multi-Sector Bond Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,013.70	0.85%	$4.26
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
Class C	Actual	$1,000.00	$1,010.00	1.60%	$8.00
	Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02
Class Q	Actual	$1,000.00	$1,015.00	0.60%	$3.01
	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02
Class Z	Actual	$1,000.00	$1,015.00	0.60%	$3.01
	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.28	0.85
C	2.03	1.60
Q	0.93	0.60
Z	1.03	0.60

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short Duration Multi-Sector Bond Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.1%

ASSET-BACKED SECURITIES 29.6%

Collateralized Loan Obligations 14.6%
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class A1, 144A	2.029	%(a)	01/15/28	500	$501,325
Series 2014-AA, Class A, 144A	2.174	(a)	07/20/26	400	399,312
Series 2014-AA, Class B2, 144A	4.580		07/20/26	500	485,840
Anchorage Capital CLO 3 Ltd. (Cayman Islands),
Series 2014-3A, Class A1, 144A	2.134	(a)	04/28/26	800	798,691
Series 2014-3A, Class A2A, 144A	2.884	(a)	04/28/26	250	250,106
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.728	(a)	04/15/25	500	494,701
Atlas Senior Loan Fund VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168	(a)	10/15/26	250	249,568
Atrium X (Cayman Islands), Series 10A, Class A, 144A	1.753	(a)	07/16/25	250	247,302
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.035	(a)	10/22/25	250	248,812
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A	2.133	(a)	04/17/26	500	497,999
Series 2014-5A, Class A2A, 144A	2.783	(a)	04/17/26	500	485,421
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.083	(a)	10/17/26	250	245,849
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163	(a)	04/18/27	500	490,810
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.223	(a)	01/20/28	250	249,653
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.234	(a)	10/20/26	250	249,234
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.163	(a)	07/18/27	250	248,916
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.918	(a)	02/14/25	250	248,626
Series 2014-3A, Class A1A, 144A	2.094	(a)	07/27/26	500	498,002
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	2.184	(a)	04/20/26	800	797,357
Series 2014-2A, Class A1, 144A	2.143	(a)	10/18/26	250	248,587
Series 2015-1A, Class A, 144A	2.185	(a)	04/22/27	750	744,976
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.078	(a)	07/15/26	250	244,763

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.071	%(a)	05/05/27	250	$248,067
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280		01/25/27	350	349,609
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168	(a)	04/15/27	400	397,362
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	2.208	(a)	05/15/26	250	249,243
Series 2014-1A, Class B, 144A	2.868	(a)	05/15/26	250	234,365
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	1.908	(a)	08/15/22	500	497,557
Magnetite CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.108	(a)	04/15/26	450	448,946
Magnetite CLO XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.083	(a)	01/18/27	250	248,449
Mill Creek CLO Ltd., Series 2016-1A, Class A, 144A^	2.340	(a)	04/20/28	250	250,581
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.088	(a)	07/15/27	500	484,354
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.118	(a)	05/21/27	250	248,644
Regatta III CLO Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.148	(a)	04/15/26	450	449,552
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.048	(a)	07/25/26	250	248,061
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350		07/17/26	500	491,027
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678	(a)	04/15/25	350	343,870
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A	4.730		04/18/26	300	302,052
Series 2014-3A, Class A, 144A	2.255	(a)	01/22/27	750	749,755
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A	2.134	(a)	04/20/27	250	248,445
Series 2013-1A, Class A1, 144A	1.748	(a)	07/15/25	250	247,290
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.134	(a)	04/20/26	800	794,582

					16,457,661

Non-Residential Mortgage-Backed Securities 2.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990		06/20/22	300	302,226

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	500	$502,934
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950		03/25/22	400	402,682
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A	2.570		07/18/25	500	497,677
Series 2016-1A, Class A, 144A	3.660		02/20/29	300	301,593
Series 2016-2A, Class A, 144A	4.100		03/20/28	500	511,814
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160		11/15/24	500	500,567

					3,019,493

Residential Mortgage-Backed Securities 12.3%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	(a)	03/25/33	142	141,389
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.489	(a)	12/25/33	267	252,589
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.408	(a)	12/15/33	204	195,957
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.588	(a)	08/26/36	442	407,489
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	(a)	07/28/35	409	408,202
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	1.294	(a)	08/25/34	318	294,377
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.939	(a)	03/25/43	429	419,887
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	1.294	(a)	06/25/34	1,008	868,929
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.754	(a)	09/25/47	108	95,207
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	1.039	(a)	06/25/33	121	103,468
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1(b)	1.933	(a)	02/25/25	70	70,452
Series 2016-C03, Class 2M1(b)	2.639	(a)	10/25/28	300	301,882
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(a)(b)	3.283		04/25/28	250	254,537
Fremont Home Loan Trust, Series 2004-2, Class M1	1.294	(a)	07/25/34	615	534,063
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A	0.573	(a)	01/26/37	367	351,577
Series 2015-3R, Class 1A2, 144A	0.573	(a)	01/26/37	125	99,232

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Home Equity Asset Trust, Series 2003-8, Class M1	1.519	%(a)	04/25/34	824	$749,975
HSBC Home Equity Loan Trust USA, Series 2006-3, Class M1	0.699	(a)	03/20/36	1,000	983,166
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A^	2.434	(a)	12/01/21	201	197,927
Series 2015-6, Class A, 144A^	2.434	(a)	05/01/20	578	564,003
Series 2015-7, Class A, 144A	2.434	(a)	07/01/20	901	884,651
Series 2015-8, Class A1, 144A	2.434	(a)	08/01/20	364	356,648
Series 2016-2, Class A, 144A	2.434	(a)	03/01/21	247	238,679
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.459	(a)	10/25/33	346	326,022
Option One Mortgage Accep. Corp. Asset-Backed Certificates,
Series 2003-3, Class A2	1.039	(a)	06/25/33	434	404,523
Series 2003-4, Class A2	1.079	(a)	07/25/33	436	403,661
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.625	(a)	12/25/34	554	535,046
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	1.139	(a)	04/25/33	288	278,572
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	1.139	(a)	08/25/33	235	231,267
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.439	(a)	09/25/34	1,342	1,297,753
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A^	4.250		04/25/46	280	279,971
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375	(a)	02/25/55	397	391,569
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625	(a)	07/25/45	1,057	1,043,592

					13,966,262

TOTAL ASSET-BACKED SECURITIES (cost $33,532,370)					33,443,416

BANK LOANS(a) 3.0%

Automobiles 0.3%
Chrysler Group LLC, Term Loan	3.250		12/31/18	288	287,606

Chemicals 0.1%
MacDermid, Inc., Term Loan	5.500		06/07/20	100	97,479

Commercial Services & Supplies 0.3%
TransUnion LLC, Term Loan	3.500		04/09/21	345	342,921

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Health Care & Pharmaceutical 0.1%
MPH Acquisition Holdings LLC, Term Loan	3.750%		03/31/21	83	$82,418

Health Care Providers & Services 0.3%
Community Health Systems, Inc., Term Loan	3.750		12/31/18	306	303,926

Hotels, Restaurants & Leisure 0.1%
B.C. Unlimited Liability Co., Term Loan B	3.750		12/10/21	75	75,403

Independent Power & Renewable Electricity Producers 0.2%
NRG Energy, Inc., Term Loan	2.750		07/01/18	289	287,673

IT Services 0.4%
Vantiv LLC, Term Loan	2.631		06/13/19	456	451,688

Media 0.5%
CBS Outdoor Americas CAP Co., Term Loan	3.000		02/01/21	91	90,756
Charter Communications Operating LLC, Term Loan	3.000		07/01/20	489	487,242

					577,998

Media & Entertainment 0.4%
Nielsen Finance LLC	2.687		05/30/17	499	498,282

Pharmaceuticals 0.2%
Capsugel Holdings U.S., Inc.	4.000		07/31/21	230	229,562

Retailers 0.1%
Rite Aid Corp., Term Loan	4.875		06/21/21	150	150,188

TOTAL BANK LOANS (cost $3,387,604)					3,385,144

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.9%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356		10/10/45	500	502,835
Series 2007-2, Class A1A	5.739	(a)	04/10/49	40	40,489
Series 2007-5, Class A1A	5.361		02/10/51	201	208,963
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33	300	316,129
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class BFL, 144A	2.733	(a)	02/15/33	800	801,780
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314		04/10/49	100	103,396
Series 2013-GC11, Class A2	1.987		04/10/46	250	251,339
Series 2014-GC21, Class A4	3.575		05/10/47	250	267,299

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COMM Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	350	$377,292
Commercial Mortgage Trust, Series 2012-CR1, Class XA, IO	2.252	(a)	05/15/45	1,316	108,829
Series 2013-CR10, Class A2	2.972		08/10/46	250	256,239
Series 2013-CR7, Class A1	0.716		03/10/46	30	30,086
Series 2014-CR15, Class XB, IO, 144A	0.024	(a)	02/10/47	157,461	239,939
Series 2015-LC21, Class A4	3.708		07/10/48	500	536,772
Series 2015-PC1, Class A5	3.902		07/10/50	200	217,277
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR3, Class A1	0.666		10/15/45	34	34,217
Series 2014-UBS2, Class XB, IO, 144A	0.208	(a)	03/10/47	42,900	444,839
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	6.244	(a)	06/15/38	3	3,380
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642		08/10/44	179	179,418
Eleven Madison Trust, Series 2015-11MD, Class C, 144A	3.673	(a)	09/10/35	250	251,336
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.169	(a)	01/25/20	8,244	254,538
Series K007, Class X1, IO	1.331	(a)	04/25/20	7,057	233,044
Series K008, Class X1, IO	1.797	(a)	06/25/20	1,375	68,087
Series K018, Class X1, IO	1.550	(a)	01/25/22	3,082	196,253
Series K020, Class X1, IO	1.586	(a)	05/25/22	1,908	137,586
Series K025, Class X1, IO	1.015	(a)	10/25/22	6,834	312,826
GS Mortgage Securities Corp., Series 2014-GC20, Class XB, IO	0.500	(a)	04/10/47	15,000	480,171
GS Mortgage Securities Trust, Series 2014-GC18, Class XB, IO	0.228	(a)	01/10/47	20,000	223,806
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	1.096	(a)	05/15/48	20,953	963,104
Jpmbb Commercial Mortgage Securities Trust, Series 2016-C1, Class A5	3.576		03/15/49	600	635,395
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	6.103	(a)	06/12/46	130	129,870
Series 2007-6, Class A4	5.485	(a)	03/12/51	300	306,181
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A	5.422	(a)	02/12/44	152	154,967
Series 2011-C3, Class A2	3.224		07/15/49	144	144,165
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	(a)	07/15/45	177	178,104
Series 2006-C28, Class A1A	5.559		10/15/48	188	189,572
Series 2007-C31, Class A5	5.500		04/15/47	300	309,117

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,177,570)					10,088,640

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 43.0%

Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	100	$103,748
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125		05/17/21	100	111,044

					214,792

Airlines 0.4%
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust	4.950		01/15/23	168	180,424
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass Through Certificates	4.950		05/23/19	140	147,351
United Airlines 2014-1 Class A Pass-Through Trust, Pass Through Certificates	4.000		04/11/26	151	158,190

					485,965

Auto Manufacturers 1.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375		01/16/18	700	708,526
General Motors Co., Sr. Unsec’d. Notes	6.600		04/01/36	70	81,909
General Motors Financial Co., Inc., Gtd. Notes	3.500		07/10/19	295	305,046
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250		11/15/19	200	206,500

					1,301,981

Auto Parts & Equipment 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125		02/15/19	225	231,187
Dana Holding Corp., Sr. Unsec’d. Notes	5.375		09/15/21	75	76,688

					307,875

Banks 10.2%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	2.375		03/16/20	240	241,313
Bank Of America Corp.,
Jr. Sub. Notes	6.300	(a)	12/31/49	40	41,900
Jr. Sub. Notes	8.125	(a)	12/29/49	175	171,937
Sr. Unsec’d. Notes	2.600		01/15/19	520	529,040
Sr. Unsec’d. Notes, MTN	1.495	(a)	04/01/19	250	248,905
Sr. Unsec’d. Notes, MTN	3.300		01/11/23	125	127,035
Sr. Unsec’d. Notes, MTN	4.125		01/22/24	250	265,048
Sr. Unsec’d. Notes, MTN	5.650		05/01/18	125	134,236
Sub. Notes	3.950		04/21/25	300	299,596
Sub. Notes	5.420		03/15/17	100	103,355
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300		03/10/19	310	312,642

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	200	$201,525
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850		04/01/21	550	567,298
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750		09/15/17	125	133,380
CIT Group, Inc., Sr. Unsec’d. Notes	4.250		08/15/17	100	101,437
Citigroup, Inc.,
Jr. Sub. Notes	5.950	(a)	12/31/49	235	227,362
Jr. Sub. Notes	6.125	(a)	12/31/49	105	106,706
Sr. Unsec’d. Notes	3.875		10/25/23	150	158,616
Sub. Notes	4.400		06/10/25	210	216,744
Sub. Notes	4.600		03/09/26	165	171,456
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750		03/26/20	250	248,193
Fifth Third Bank, Sr. Unsec’d. Notes	2.375		04/25/19	200	203,257
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375	(a)	12/31/49	175	168,962
Sr. Unsec’d. Notes	3.500		01/23/25	325	328,665
Sr. Unsec’d. Notes	4.000		03/03/24	200	211,015
Sub. Notes	5.150		05/22/45	125	128,530
Sub. Notes	5.625		01/15/17	75	77,228
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100		04/05/21	125	138,683
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.100	(a)	12/31/49	125	128,594
Jr. Sub. Notes	7.900	(a)	04/29/49	200	201,125
Sr. Unsec’d. Notes	3.625		05/13/24	350	366,299
Sr. Unsec’d. Notes	6.000		01/15/18	550	590,915
Sub. Notes	4.250		10/01/27	215	224,392
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21	400	445,625
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800		01/13/20	375	423,942
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300		01/30/19	350	355,605
Morgan Stanley,
Jr. Sub. Notes	5.450	(a)	12/31/49	75	71,438
Sr. Unsec’d. Notes, MTN	4.000		07/23/25	175	184,117
Sr. Unsec’d. Notes, MTN	5.500		01/26/20	400	444,522
Sr. Unsec’d. Notes, MTN	6.625		04/01/18	200	218,175
Sub. Notes	3.950		04/23/27	275	274,597
Morgan Stanley, Sub. Notes, MTN	4.350		09/08/26	50	51,666
PNC Bank NA, Sub. Notes	4.200		11/01/25	350	386,880

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	325	$328,723
State Street Corp., Jr. Sub. Notes	5.250	(a)	12/31/49	125	127,375
U.S. Bancorp, Sr. Unsec’d. Notes, MTN	1.038	(a)	04/25/19	500	495,580
Wells Fargo & Co.,
Jr. Sub. Notes	7.980	(a)	03/29/49	200	208,000
Sr. Unsec’d. Notes	2.500		03/04/21	75	76,197

					11,467,831

Beverages 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.700		02/01/36	160	174,981
Gtd. Notes	4.900		02/01/46	40	45,363
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750		01/01/20	200	209,500

					429,844

Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	3.875		11/15/21	250	272,181

Building Materials 0.5%
US Concrete, Inc., Sr. Sec’d. Notes	8.500		12/01/18	550	572,000

Chemicals 1.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375		05/01/21	600	634,500
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125		11/15/21	100	109,795
Sr. Unsec’d. Notes	4.250		11/15/20	93	101,290
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400		06/01/17	100	101,002
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000		11/15/21	350	410,830
Monsanto Co., Sr. Unsec’d. Notes	4.400		07/15/44	25	24,062

					1,381,479

Commercial Services 1.3%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250		07/15/17	130	131,625
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $101,859; purchased 01/07/14)(c)(d)	2.800		11/01/18	100	101,843
Hertz Corp. (The),
Gtd. Notes	6.750		04/15/19	100	101,773
Gtd. Notes	7.500		10/15/18	125	127,095

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	675	$757,688
United Rentals North America, Inc., Gtd. Notes	7.375		05/15/20	250	260,000

					1,480,024

Computers 0.3%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A	2.450		10/05/17	310	313,468
Sr. Unsec’d. Notes, 144A	2.850		10/05/18	60	61,249

					374,717

Containers & Packaging 0.4%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250		04/15/19	200	203,500
Greif, Inc., Sr. Unsec’d. Notes	7.750		08/01/19	250	280,625

					484,125

Diversified Financial Services 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750		05/15/19	150	152,062
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250		09/29/17	200	200,000
Capital One Bank USA NA, Sub. Notes	3.375		02/15/23	250	251,572
Discover Financial Services, Sr. Unsec’d. Notes	5.200		04/27/22	400	432,660
International Lease Finance Corp.,
Sr. Unsec’d. Notes	8.750	(a)	03/15/17	75	78,975
Sr. Unsec’d. Notes	8.875		09/01/17	175	188,344
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes, MTN	2.000		09/13/16	150	150,488
Sr. Unsec’d. Notes, MTN	2.750		03/19/19	100	101,414
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750		12/15/19	225	230,062

					1,785,577

Diversified Machinery 1.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875		12/01/17	100	106,500
CNH Industrial Capital LLC,
Gtd. Notes	4.375		11/06/20	200	198,750
Gtd. Notes	4.875		04/01/21	75	75,000
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625		10/15/20	750	789,375
Xylem, Inc., Sr. Unsec’d. Notes	4.875		10/01/21	100	107,832

					1,277,457

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric 1.6%
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	25	$25,406
DPL, Inc.,
Sr. Unsec’d. Notes	6.500	10/15/16	23	23,460
Sr. Unsec’d. Notes	6.750	10/01/19	275	282,563
Sr. Unsec’d. Notes	7.250	10/15/21	275	291,470
Dynegy, Inc., Gtd. Notes	6.750	11/01/19	350	352,975
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	132,556
NRG Energy, Inc., Gtd. Notes	7.875	05/15/21	100	103,960
PG&E Corp., Sr. Unsec’d. Notes	2.400	03/01/19	300	305,425
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400	01/15/21	300	322,775

				1,840,590

Entertainment 1.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250	03/15/21	250	260,630
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	4.375	11/01/18	50	51,500
Gtd. Notes	4.875	11/01/20	325	342,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $206,500; purchased 08/27/14)(c)(d)	5.000	08/01/18	200	203,000
National CineMedia LLC, Sr. Unsec’d. Notes	7.875	07/15/21	150	156,375
Pinnacle Entertainment, Inc., Gtd. Notes	8.750	05/15/20	100	103,150

				1,117,530

Environmental Control 0.2%
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21	250	251,875

Food 1.4%
Bunge Ltd. Finance Corp., Gtd. Notes	3.200	06/15/17	100	101,462
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750	10/28/20	325	333,937
Kroger Co. (The), Gtd. Notes	6.400	08/15/17	250	266,370
Mondelez International, Inc., Sr. Unsec’d. Notes	2.250	02/01/19	100	101,752
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19	300	318,000
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625	04/14/18	150	159,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/01/18	300	304,875

				1,585,396

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	21

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Forest Products & Paper 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $228,414; purchased 02/05/14)(c)(d)	5.400%	11/01/20	200	$225,380
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	100	115,135

				340,515

Healthcare-Products 1.0%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500	12/15/18	300	307,500
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	100	102,461
Medtronic, Inc., Gtd. Notes	2.500	03/15/20	645	666,869

				1,076,830

Healthcare-Services 1.8%
CHS/Community Health Systems, Inc., Gtd. Notes	7.125	07/15/20	100	96,528
Cigna Corp., Sr. Unsec’d. Notes	4.500	03/15/21	100	108,950
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500	09/15/18	250	274,675
HCA, Inc.,
Gtd. Notes	8.000	10/01/18	375	424,219
Sr. Sec’d. Notes	4.250	10/15/19	225	234,000
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20	275	273,900
LifePoint Health, Inc., Gtd. Notes	5.500	12/01/21	250	260,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	6.250	11/01/18	175	187,250
Sr. Unsec’d. Notes	6.750	02/01/20	225	226,125

				2,085,647

Holding Companies - Diversified 0.1%
Leucadia National Corp., Sr. Unsec’d. Notes	5.500	10/18/23	100	98,804

Home Builders 1.5%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	250	245,000
CalAtlantic Group, Inc., Gtd. Notes	8.375	05/15/18	325	360,750
KB Home, Gtd. Notes	7.250	06/15/18	350	373,625
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	375	375,000
William Lyon Homes, Inc., Gtd. Notes	8.500	11/15/20	325	337,187

				1,691,562

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Home Furnishings 0.2%
Whirlpool Corp.,
Sr. Unsec’d. Notes	2.400%	03/01/19	150	$152,663
Sr. Unsec’d. Notes	4.700	06/01/22	100	110,356

				263,019

Housewares 0.8%
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes	2.600	03/29/19	760	777,576
Sr. Unsec’d. Notes	4.000	06/15/22	100	104,188

				881,764

Insurance 1.3%
ACE INA Holdings, Inc.,
Gtd. Notes	3.350	05/03/26	70	73,751
Gtd. Notes	4.350	11/03/45	10	11,025
Aon Corp., Gtd. Notes	3.125	05/27/16	450	450,884
Axis Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	250	278,049
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	250	273,797
XLIT Ltd. (Ireland), Gtd. Notes	2.300	12/15/18	400	401,040

				1,488,546

Lodging 0.6%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000	03/01/19	200	204,998
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	100	101,465
MGM Resorts International, Gtd. Notes	8.625	02/01/19	275	312,813

				619,276

Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes	6.500	04/01/20	125	125,063

Media 1.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17	225	238,500
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A	6.384	10/23/35	60	69,258
Sr. Sec’d. Notes, 144A	6.484	10/23/45	70	82,696
Sr. Sec’d. Notes, 144A	6.834	10/23/55	20	22,987
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125	01/31/46	200	216,200
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375	07/28/17	100	104,500
Numericable Group SA (France), Sr. Sec’d. Notes, 144A	4.875	05/15/19	1,000	1,037,000

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	23

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%		11/15/21	351	$369,427

					2,140,568

Mining 0.6%
Alcoa, Inc., Sr. Unsec’d. Notes	5.550		02/01/17	500	513,240
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750	(a)	10/19/75	185	191,891

					705,131

Miscellaneous Manufacturing 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500		03/15/18	125	127,344
Koppers, Inc., Gtd. Notes	7.875		12/01/19	255	259,143
Textron, Inc., Sr. Unsec’d. Notes	3.650		03/01/21	25	25,694

					412,181

Office Furnishings 0.1%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375		02/15/21	100	113,604

Oil & Gas 0.6%
Devon Energy Corp., Sr. Unsec’d. Notes	2.250		12/15/18	250	240,070
Nabors Industries, Inc., Gtd. Notes	2.350		09/15/16	100	99,943
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, RegS (original cost $122,850; purchased 01/15/14)(c)(d)(h)	5.375		01/26/19	120	18,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.250		04/15/21	325	329,062

					687,075

Oil & Gas Services 0.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750		05/20/20	300	309,837
Weatherford International LLC, Gtd. Notes	6.350		06/15/17	200	203,000

					512,837

Pharmaceuticals 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600		05/14/25	95	99,543
Sr. Unsec’d. Notes	4.500		05/14/35	150	156,033
Actavis Funding SCS, Gtd. Notes	3.800		03/15/25	75	77,000
Gtd. Notes	4.550		03/15/35	165	165,057

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Actavis, Inc., Gtd. Notes	1.875%	10/01/17	100	$100,283
Forest Laboratories LLC, Gtd. Notes, 144A	4.375	02/01/19	125	131,919
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.375	03/15/20	325	287,828
Gtd. Notes, 144A	6.750	08/15/18	225	217,125

				1,234,788

Pipelines 0.4%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700	04/01/19	50	46,153
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	250	260,184
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500	04/01/20	50	54,372
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600	08/15/18	75	72,753

				433,462

Real Estate Investment Trusts (REITs) 0.5%
Crown Castle International Corp., Sr. Unsec’d. Notes	3.700	06/15/26	35	35,538
HCP, Inc., Sr. Unsec’d. Notes	3.750	02/01/19	100	103,388
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875	10/01/19	100	115,214
Realty Income Corp., Sr. Unsec’d. Notes	6.750	08/15/19	220	251,529
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	100	97,250

				602,919

Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	1.300	01/13/17	150	150,274
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19	75	54,000
CVS Health Corp.,
Sr. Unsec’d. Notes	4.875	07/20/35	60	67,257
Sr. Unsec’d. Notes	5.125	07/20/45	70	81,805
L Brands, Inc., Gtd. Notes	5.625	02/15/22	75	82,781
Landry’s, Inc., Gtd. Notes, 144A (original cost $294,250; purchased 08/26/15)(c)(d)	9.375	05/01/20	275	289,094

				725,211

Semiconductors 0.9%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000	05/15/21	425	442,000
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	100	101,057
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750	06/01/18	425	435,094

				978,151

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	25

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Software 0.9%
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20		400	$420,000
Infor U.S., Inc., Sr. Sec’d. Notes, 144A (original cost $300,750; purchased 02/03/16)(c)(d)	5.750	08/15/20		300	316,125
Intuit, Inc., Sr. Unsec’d. Notes	5.750	03/15/17		300	311,309

					1,047,434

Telecommunications 3.1%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20		100	110,463
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25		375	381,201
Sr. Unsec’d. Notes	4.500	05/15/35		35	35,201
Sr. Unsec’d. Notes	4.750	05/15/46		45	45,343
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23		200	215,285
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350	02/14/19		200	204,557
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750	12/01/16		309	329,858
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625	06/01/20		225	232,313
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	7.000	02/15/20		200	187,750
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		50	54,010
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, MTN	6.375	06/24/19	GBP	200	324,027
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000	05/15/17		250	249,700
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.500	11/01/21		595	633,602
Sr. Unsec’d. Notes	4.672	03/15/55		125	120,885
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125	04/30/18		300	328,500

					3,452,695

Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21		100	107,969
CSX Corp., Sr. Unsec’d. Notes	5.600	05/01/17		100	104,328

					212,297

TOTAL CORPORATE BONDS (cost $48,020,886)					48,560,618

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN GOVERNMENT BONDS 3.4%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000%	04/17/17		110	$111,881
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875	04/22/21		150	154,500
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000	06/26/17	EUR	100	127,371
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750	02/25/20		50	65,375
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500	05/06/21		100	109,500
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375	11/04/16		200	203,408
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		120	132,232
Sr. Unsec’d. Notes	6.375	03/29/21		470	535,095
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375	07/30/25	EUR	250	291,537
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	10,000	95,620
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN, RegS	1.500	09/12/17		400	400,721
Sr. Unsec’d. Notes, 144A	2.125	04/13/21		200	199,031
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250	07/14/17	EUR	200	240,191
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.500	09/15/16		200	201,000
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS	5.125	10/15/24		300	297,766
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250	02/22/17		200	206,520
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875	01/22/24		30	32,813
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS	5.250	02/18/24		200	224,500
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		200	230,900

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,894,047)					3,859,961

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	27

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS 0.3%

California
University Of California, Revenue Bonds, Series AP	3.931%	05/15/45	25	$25,808
Series J	4.131	05/15/45	25	26,008

				51,816

New Jersey 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414	01/01/40	100	151,959

Puerto Rico 0.2%
Commonwealth of Puerto Rico, General Obligation Unlimited	5.500	07/01/16	200	201,470

TOTAL MUNICIPAL BONDS (cost $399,310)				405,245

NON-CORPORATE FOREIGN AGENCIES 1.1%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23	200	194,008
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150	01/22/19	50	50,919
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	9.125	07/02/18	350	383,250
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS	7.250	06/28/17	100	105,760
Gtd. Notes, RegS	7.750	01/20/20	200	229,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000	05/20/16	70	69,944
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750	04/10/17	200	200,260

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,205,938)				1,233,141

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Notes(e)(f)	0.875	07/15/18	1,195	1,196,447
U.S. Treasury Notes	1.625	02/15/26	50	49,133
U.S. Treasury Notes	2.000	07/31/22	7,215	7,422,431

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,465,494)				8,668,011

See Notes to Financial Statements.

28

Description	Shares	Value (Note 1)
PREFERRED STOCK 0.1%

Banking
State Street Corp. (cost $125,000)	5,000	$131,450

TOTAL LONG-TERM INVESTMENTS (cost $109,208,219)		109,775,626

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $765,067) (Note 3)(g)	765,067	765,067

TOTAL INVESTMENTS 97.8% (cost $109,973,286) (Note 5)		110,540,693
Other assets in excess of liabilities(i) 2.2%		2,436,758

NET ASSETS 100.0%		$112,977,451

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BABs—Build America Bonds

bps—Basis Points

CDS—Credit Default Swap

CMBX—Commercial Mortgage Backed Securities Index

CLO—Collateralized Loan Obligation

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

IO—Interest Only

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

OIS—Overnight Index Swap

PIK—Payment-in-Kind

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	29

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,292,482 and 1.1% of net assets.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(b)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,254,623. The aggregate value of $1,153,442 is approximately 1.0% of net assets.
(e)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(h)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
269	2 Year U.S. Treasury Notes	Jun. 2016	$58,798,410	$58,810,125	$11,715
134	5 Year U.S. Treasury Notes	Jun. 2016	16,139,282	16,202,484	63,202
145	10 Year U.S. Treasury Notes	Jun. 2016	18,866,197	18,859,063	(7,134)
32	U.S. Ultra Bonds	Jun. 2016	5,507,188	5,483,000	(24,188)

					43,595

See Notes to Financial Statements.

30

Futures contracts outstanding at April 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Short Positions:
36	90 Day Euro Dollar	Mar. 2017	$8,911,375	$8,917,200	$(5,825)
94	90 Day Euro Dollar	Jun. 2017	23,292,450	23,269,700	22,750
6	90 Day Euro Dollar	Sep. 2017	1,485,450	1,484,325	1,125
6	90 Day Euro Dollar	Dec. 2017	1,481,925	1,483,275	(1,350)
32	20 Year U.S. Treasury Bonds	Jun. 2016	5,268,070	5,226,000	42,070

					58,770

					$102,365

(1)	Cash of $390,000 and a U.S. Treasury Obligation with a market value of $120,145 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2016.

Forward foreign currency exchange contracts outstanding at April 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/14/16	Citigroup Global Markets	AUD	5,035	$39,200	$38,159	$(1,041)
Expiring 07/14/16	Citigroup Global Markets	AUD	7,333	56,000	55,580	(420)
Expiring 07/14/16	JPMorgan Chase	AUD	5,974	45,494	45,279	(215)
Expiring 07/14/16	TD Securities	AUD	5,098	39,200	38,641	(559)
Brazilian Real,
Expiring 05/12/16	Citigroup Global Markets	BRL	7,933	21,372	22,964	1,592
Expiring 05/12/16	Citigroup Global Markets	BRL	11,999	32,559	34,734	2,175
Expiring 05/12/16	Citigroup Global Markets	BRL	15,377	41,763	44,514	2,751
British Pound,
Expiring 07/27/16	Citigroup Global Markets	GBP	7,731	112,100	112,995	895
Expiring 07/27/16	Citigroup Global Markets	GBP	7,734	112,100	113,039	939
Canadian Dollar,
Expiring 07/14/16	Citigroup Global Markets	CAD	4,968	39,200	39,594	394
Expiring 07/14/16	Citigroup Global Markets	CAD	5,020	39,588	40,010	422
Expiring 07/14/16	TD Securities	CAD	27,438	214,119	218,680	4,561
Chilean Peso,
Expiring 05/13/16	Barclays Capital Group	CLP	944,444	13,650	14,276	626
Expiring 05/13/16	Citigroup Global Markets	CLP	943,898	13,650	14,268	618
Expiring 05/13/16	Citigroup Global Markets	CLP	1,056,941	14,737	15,977	1,240
Expiring 05/13/16	Citigroup Global Markets	CLP	2,236,698	32,800	33,810	1,010

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	31

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	2,928,726	$8,670	$10,258	$1,588
Expiring 05/13/16	Citigroup Global Markets	COP	1,125,892	3,334	3,944	610
Expiring 05/13/16	Citigroup Global Markets	COP	1,575,051	4,668	5,517	849
Expiring 05/13/16	Citigroup Global Markets	COP	1,681,746	4,980	5,891	911
Expiring 05/13/16	Citigroup Global Markets	COP	9,945,639	29,735	34,837	5,102
Czech Koruna,
Expiring 07/22/16	JPMorgan Chase	CZK	782,038	329,515	331,831	2,316
Euro,
Expiring 07/27/16	JPMorgan Chase	EUR	4,911	56,400	56,395	(5)
Indian Rupee,
Expiring 05/23/16	Barclays Capital Group	INR	253,309	37,751	38,007	256
Expiring 05/23/16	Citigroup Global Markets	INR	335,537	50,002	50,345	343
Expiring 07/22/16	Citigroup Global Markets	INR	376,305	56,098	55,837	(261)
Japanese Yen,
Expiring 04/03/17	JPMorgan Chase	JPY	2,600,000	231,276	247,639	16,363
Expiring 04/06/17	JPMorgan Chase	JPY	19,000,000	1,692,004	1,809,914	117,910
Expiring 07/27/16	JPMorgan Chase	JPY	300,199	28,200	28,290	90
Expiring 07/27/16	JPMorgan Chase	JPY	420,925	39,500	39,667	167
Expiring 07/27/16	JPMorgan Chase	JPY	621,656	56,100	58,584	2,484
Expiring 07/27/16	JPMorgan Chase	JPY	1,206,410	112,700	113,690	990
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	37,676	21,640	21,717	77
Expiring 07/22/16	Citigroup Global Markets	MXN	47,933	27,520	27,630	110
Expiring 07/22/16	Citigroup Global Markets	MXN	49,829	28,552	28,723	171
Expiring 07/22/16	Citigroup Global Markets	MXN	98,727	56,073	56,910	837
Expiring 07/22/16	JPMorgan Chase	MXN	97,539	56,174	56,225	51
New Taiwanese Dollar,
Expiring 07/13/16	Bank of America	TWD	90,569	27,981	28,103	122
Expiring 07/13/16	Citigroup Global Markets	TWD	180,837	55,941	56,113	172
Expiring 07/13/16	Citigroup Global Markets	TWD	251,323	78,502	77,985	(517)
New Zealand Dollar,
Expiring 07/14/16	Bank of America	NZD	5,675	39,500	39,462	(38)
Expiring 07/14/16	Citigroup Global Markets	NZD	5,687	39,200	39,549	349
Expiring 07/14/16	JPMorgan Chase	NZD	4,079	28,000	28,368	368
Expiring 07/14/16	JPMorgan Chase	NZD	8,117	56,200	56,445	245
Expiring 07/14/16	JPMorgan Chase	NZD	8,137	56,000	56,590	590
Expiring 07/14/16	TD Securities	NZD	8,010	56,100	55,705	(395)
Norwegian Krone,
Expiring 07/22/16	Goldman Sachs & Co.	NOK	90,716	112,700	112,624	(76)
Expiring 07/22/16	Goldman Sachs & Co.	NOK	237,053	291,633	294,302	2,669

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Polish Zloty,
Expiring 07/22/16	Bank of America	PLN	21,318	$56,356	$55,765	$(591)
Expiring 07/22/16	Bank of America	PLN	21,716	56,034	56,805	771
Expiring 07/22/16	Citigroup Global Markets	PLN	10,562	27,372	27,627	255
Expiring 07/22/16	Citigroup Global Markets	PLN	12,668	33,600	33,136	(464)
Russian Ruble,
Expiring 07/20/16	Barclays Capital Group	RUB	176,746	26,116	26,693	577
Expiring 07/20/16	Barclays Capital Group	RUB	376,458	55,941	56,855	914
Expiring 07/20/16	Citigroup Global Markets	RUB	202,281	29,847	30,550	703
Singapore Dollar,
Expiring 07/13/16	TD Securities	SGD	7,511	56,100	55,767	(333)
Swedish Krona,
Expiring 07/22/16	Deutsche Bank AG	SEK	160,167	198,336	200,070	1,734
Expiring 07/22/16	JPMorgan Chase	SEK	91,539	112,918	114,345	1,427
Swiss Franc,
Expiring 07/27/16	Bank of America	CHF	5,320	55,325	55,683	358
Expiring 07/27/16	Citigroup Global Markets	CHF	8,077	84,600	84,541	(59)
Expiring 07/27/16	Citigroup Global Markets	CHF	21,569	225,500	225,752	252
Expiring 07/27/16	JPMorgan Chase	CHF	5,426	56,100	56,787	687
Turkish Lira,
Expiring 05/20/16	Barclays Capital Group	TRY	3,212	10,948	11,412	464
Expiring 05/20/16	Citigroup Global Markets	TRY	3,142	11,014	11,163	149
Expiring 05/20/16	Citigroup Global Markets	TRY	11,238	39,451	39,931	480
Expiring 05/20/16	Citigroup Global Markets	TRY	14,452	50,465	51,352	887
Expiring 05/20/16	Citigroup Global Markets	TRY	12,440	41,843	44,203	2,360
Expiring 05/20/16	Citigroup Global Markets	TRY	12,963	43,800	46,061	2,261
Expiring 05/20/16	Citigroup Global Markets	TRY	12,984	43,750	46,135	2,385

				$5,955,597	$6,140,250	184,653

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/14/16	Citigroup Global Markets	AUD	14,813	$112,100	$112,272	$(172)
Brazilian Real,
Expiring 05/12/16	Citigroup Global Markets	BRL	4,109	11,200	11,896	(696)
Expiring 05/12/16	Citigroup Global Markets	BRL	4,100	11,200	11,870	(670)

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	33

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Brazilian Real, (cont’d.)
Expiring 05/12/16	Credit Suisse First Boston Corp.	BRL	20,598	$51,010	$59,626	$(8,616)
Expiring 06/02/16	Citigroup Global Markets	BRL	4,018	11,200	11,550	(350)
British Pound,
Expiring 07/27/16	Citigroup Global Markets	GBP	47,360	686,178	692,188	(6,010)
Expiring 07/27/16	Citigroup Global Markets	GBP	13,570	195,106	198,333	(3,227)
Expiring 07/27/16	Citigroup Global Markets	GBP	1,542	22,400	22,530	(130)
Expiring 07/27/16	JPMorgan Chase	GBP	7,713	112,300	112,735	(435)
Canadian Dollar,
Expiring 07/14/16	Citigroup Global Markets	CAD	7,240	56,100	57,702	(1,602)
Chilean Peso,
Expiring 05/13/16	Bank of America	CLP	2,510,699	34,813	37,952	(3,139)
Expiring 05/13/16	Citigroup Global Markets	CLP	2,339,150	33,553	35,358	(1,805)
Chinese Renminbi,
Expiring 07/27/16	JPMorgan Chase	CNH	25,643	39,200	39,371	(171)
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	4,520,055	13,525	15,832	(2,307)
Expiring 05/13/16	Barclays Capital Group	COP	3,523,710	10,950	12,342	(1,392)
Expiring 05/13/16	Citigroup Global Markets	COP	4,524,113	13,525	15,847	(2,322)
Expiring 05/13/16	Citigroup Global Markets	COP	3,553,400	10,900	12,446	(1,546)
Euro,
Expiring 07/27/16	Bank of America	EUR	11,313	128,468	129,907	(1,439)
Expiring 07/27/16	Deutsche Bank AG	EUR	28,785	325,365	330,532	(5,167)
Hungarian Forint,
Expiring 07/22/16	Citigroup Global Markets	HUF	1,539,506	56,392	56,458	(66)
Japanese Yen,
Expiring 07/27/16	BNP Paribas	JPY	724,289	67,600	68,256	(656)
Expiring 07/27/16	Citigroup Global Markets	JPY	1,722,082	155,388	162,286	(6,898)
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	97,880	56,371	56,421	(50)
New Zealand Dollar,
Expiring 07/14/16	Citigroup Global Markets	NZD	5,625	39,200	39,116	84
Expiring 07/14/16	JPMorgan Chase	NZD	17,878	123,186	124,329	(1,143)
Expiring 07/14/16	JPMorgan Chase	NZD	4,055	28,000	28,203	(203)
Expiring 07/14/16	TD Securities	NZD	12,267	83,900	85,305	(1,405)
Polish Zloty,
Expiring 07/22/16	Citigroup Global Markets	PLN	14,500	38,248	37,928	320

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Singapore Dollar,
Expiring 07/13/16	Bank of America	SGD	7,636	$55,963	$56,690	$(727)
Expiring 07/13/16	Citigroup Global Markets	SGD	12,118	89,506	89,971	(465)
Expiring 07/13/16	Deutsche Bank AG	SGD	3,778	28,000	28,049	(49)
Swiss Franc,
Expiring 07/27/16	JPMorgan Chase	CHF	8,051	82,949	84,264	(1,315)
Turkish Lira,
Expiring 05/20/16	Citigroup Global Markets	TRY	31,432	104,520	111,687	(7,167)
Expiring 05/20/16	Citigroup Global Markets	TRY	6,585	21,652	23,398	(1,746)

				$2,909,968	$2,972,650	(62,682)

						$121,971

Cross currency exchange contracts outstanding at April 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
05/20/16	Buy	TRY	259	EUR	79	$1,541	Citigroup Global Markets
07/14/16	Buy	AUD	103	EUR	69	(1,223)	JPMorgan Chase
07/14/16	Buy	NZD	97	EUR	59	(271)	TD Securities
07/14/16	Buy	EUR	35	GBP	27	(24)	JPMorgan Chase
07/14/16	Buy	CAD	57	JPY	4,990	(1,660)	JPMorgan Chase
07/22/16	Buy	GBP	39	CZK	1,349	(245)	JPMorgan Chase
07/22/16	Buy	SEK	227	EUR	25	(27)	Citigroup Global Markets
07/22/16	Buy	EUR	99	NOK	918	(168)	JPMorgan Chase
07/27/16	Buy	EUR	35	AUD	52	48	Citigroup Global Markets
07/27/16	Buy	GBP	77	CHF	109	(1,425)	JPMorgan Chase
07/27/16	Buy	GBP	77	EUR	99	(1,088)	Citigroup Global Markets
07/27/16	Buy	GBP	77	EUR	99	(1,178)	Citigroup Global Markets
07/27/16	Buy	GBP	78	EUR	100	(716)	Citigroup Global Markets
07/27/16	Buy	GBP	27	EUR	35	(299)	JPMorgan Chase
07/27/16	Buy	EUR	49	GBP	39	88	Citigroup Global Markets

						$(6,647)

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	35

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Interest rate swap agreements outstanding at April 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreement:
ZAR	2,350	11/04/29	8.180%	3 Month JIBAR(2)	$(5,528)	$(24)	$(5,504)	JPMorgan Chase

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
	11,180	01/26/18	1.124%	3 Month LIBOR(1)	$(2,172)	$(15,649)	$(13,477)
	5,400	02/08/18	0.884%	3 Month LIBOR(1)	—	5,765	5,765
	4,300	03/15/18	0.900%	3 Month LIBOR(2)	—	(1,656)	(1,656)
	11,540	12/31/21	1.787%	3 Month LIBOR(1)	(5,828)	(358,083)	(352,255)
	1,500	12/31/21	1.850%	3 Month LIBOR(1)	—	(52,139)	(52,139)
	5,250	05/31/22	1.741%	3 Month LIBOR(1)	40,986	(148,353)	(189,339)
	8,870	05/31/22	2.237%	3 Month LIBOR(1)	(9,014)	(530,413)	(521,399)
	2,100	08/31/22	1.788%	3 Month LIBOR(1)	—	(55,597)	(55,597)
	6,000	08/31/22	2.013%	3 Month LIBOR(1)	(18,107)	(244,413)	(226,306)
	1,680	11/30/22	1.982%	3 Month LIBOR(1)	—	(62,634)	(62,634)
	800	12/31/22	1.405%	3 Month LIBOR(1)	—	2,054	2,054
	500	12/31/22	1.406%	3 Month LIBOR(1)	—	1,238	1,238
	1,100	12/31/22	1.409%	3 Month LIBOR(1)	—	2,551	2,551
	200	12/31/22	1.412%	3 Month LIBOR(1)	—	430	430
	1,200	12/31/22	1.416%	3 Month LIBOR(1)	—	2,247	2,247
	350	12/31/22	1.495%	3 Month LIBOR(1)	—	(1,089)	(1,089)
	475	04/28/26	1.809%	3 Month LIBOR(1)	—	(5,080)	(5,080)
	440	04/28/26	1.909%	3 Month LIBOR(2)	—	8,851	8,851
EUR	500	08/04/16	0.078%	1 Day EUR OIS(1)	(67)	(1,855)	(1,788)
EUR	200	08/01/19	0.346%	1 Day EUR OIS(1)	—	(6,758)	(6,758)
EUR	150	02/23/26	0.324%	1 Day EUR OIS(1)	(460)	862	1,322
MXN	9,700	02/09/18	4.630%	28 Day Mexican Interbank rate(2)	143	508	365
MXN	5,000	04/18/19	5.480%	28 Day Mexican Interbank rate(2)	—	5,125	5,125
MXN	5,250	08/20/19	5.110%	28 Day Mexican Interbank rate(2)	(20)	1,822	1,842
MXN	8,100	08/13/24	6.120%	28 Day Mexican Interbank rate(2)	446	7,738	7,292
MXN	3,150	12/27/24	5.795%	28 Day Mexican Interbank rate(2)	—	(2,107)	(2,107)
MXN	1,100	07/27/34	6.720%	28 Day Mexican Interbank rate(2)	(16)	97	113
ZAR	6,300	08/26/20	7.855%	3 Month JIBAR(2)	(512)	(2,554)	(2,042)
ZAR	300	01/12/25	7.430%	3 Month JIBAR(2)	—	(1,392)	(1,392)
ZAR	800	01/13/25	7.430%	3 Month JIBAR(2)	—	(3,712)	(3,712)
ZAR	2,100	01/13/25	7.440%	3 Month JIBAR(2)	—	(9,565)	(9,565)
ZAR	1,400	01/11/26	9.330%	3 Month JIBAR(2)	(12)	5,110	5,122
ZAR	1,400	01/11/26	9.330%	3 Month JIBAR(2)	(12)	5,110	5,122

					$5,355	$(1,453,541)	$(1,458,896)

(1)	Fund pays the Fixed rate and receives the Floating rate.
(2)	Fund pays the Floating rate and receives the Fixed rate.

See Notes to Financial Statements.

36

Credit default swap agreements outstanding at April 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	1,400	$(30,100)	$(49,117)	$(19,017)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	500	$(14,278)	$(30,606)	$16,328	Credit Suisse First Boston Corp.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2016(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues and/or sovereign issues—Sell Protection(2):
Republic of Italy	09/20/20	1.000%	180	0.944%	$(980)	$835	$(1,815)	JPMorgan Chase
Kingdom of Spain	12/20/20	1.000%	885	1.087%	6,375	(1,795)	8,170	JPMorgan Chase

					$5,395	$(960)	$6,355

Cash of $840,000 and a U.S. Treasury Obligation with a market value of $820,993 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at April 30, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	37

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
115	3 Month LIBOR	EUR	100	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	$484	$—	$484
804	3 Month LIBOR	EUR	700	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	2,586	—	2,586
JPY 20,000	3 Month JPY LIBOR minus 43.35 bps		170	3 Month LIBOR	JPMorgan Chase	11/26/16	18,176	—	18,176
JPY 80,000	3 Month JPY LIBOR minus 42.10 bps		678	3 Month LIBOR	JPMorgan Chase	11/28/16	74,190	—	74,190
1,692	3 Month LIBOR	JPY	190,000	3 Month JPY LIBOR minus 98.625 bps	JPMorgan Chase	04/06/20	6,007	—	6,007
231	3 Month LIBOR	JPY	26,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	871	—	871
168	3 Month LIBOR	JPY	20,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	(23,483)	(42)	(23,441)
671	3 Month LIBOR	JPY	80,000	3 Month JPY LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	(95,708)	(161)	(95,547)

							$(16,877)	$(203)	$(16,674)

See Notes to Financial Statements.

38

Total return swap agreements outstanding at April 30, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	598	Pay fixed rate payments on the IOS.FN.450 Index and receive variable payments based on the 1 Month LIBOR	$3,397	$(1,712)	$5,109
Deutsche Bank AG	06/11/16	100	Pay variable payments based on 1 Day US OIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	662	—	662
Deutsche Bank AG	06/11/16	200	Pay variable payments based on 1 Day US OIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(988)	—	(988)
Deutsche Bank AG	06/11/16	100	Pay variable payments based on 1 Day US OIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	303	—	303
Deutsche Bank AG	06/11/16	200	Pay variable payments based on 1 Day US OIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(78)	—	(78)

				$3,296	$(1,712)	$5,008

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	39

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$16,207,080	$250,581
Non-Residential Mortgage-Backed Securities	—	3,019,493	—
Residential Mortgage-Backed Securities	—	12,924,361	1,041,901
Bank Loans	—	3,385,144	—
Commercial Mortgage-Backed Securities	—	10,088,640	—
Corporate Bonds	—	48,560,618	—
Foreign Government Bonds	—	3,859,961	—
Municipal Bonds	—	405,245	—
Non-Corporate Foreign Agencies	—	1,233,141	—
U.S. Treasury Obligations	—	8,668,011	—
Preferred Stock	131,450	—	—
Affiliated Mutual Fund	765,067	—	—
Other Financial Instruments*
Futures Contracts	102,365	—	—
OTC Forward Foreign Currency Exchange Contracts	—	121,971	—
OTC Cross Currency Exchange Contracts	—	(6,647)	—
OTC Interest Rate Swap Agreements	—	(5,528)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,458,896)	—
Centrally Cleared Credit Default Swap Agreements	—	(19,017)	—
OTC Credit Default Swap Agreements	—	(8,883)	—
OTC Currency Swap Agreements	—	(16,877)	—
OTC Total Return Swap Agreements	—	3,296	—

Total	$998,882	$106,961,113	$1,292,482

See Notes to Financial Statements.

40

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Residential Mortgage-Backed Securities	Asset-Backed Securities— Non-Residential Mortgage-Backed Securities
Balance as of 10/31/15	$—	$—	$500,250
Realized gain (loss)	—	—	—
Accrued discount/premium	—	(11,502)	—
Change in unrealized appreciation (depreciation)**	581	(67,487)	—
Purchases	250,000	279,704	—
Sales	—	—	—
Transfers into Level 3	—	841,186	—
Transfers out of Level 3	—	—	(500,250)

Balance as of 4/30/16	$250,581	$1,041,901	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(66,906) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2016	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralized Loan Obligations	$250,581	Market approach	Single Broker Indicative Quote
Asset-Backed Securities—Residential Mortgage-Backed Securities	$1,041,901	Market Approach	Single Broker Indicative Quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Residential Mortgage-Backed Securities	$841,186	L2 to L3	Evaluated Bid to Single Broker Quote
Asset-Backed Securities—Non-Residential Mortgage-Backed Securities	$500,250	L3 to L2	Single Broker Quote to Evaluated Bid

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	41

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

Collateralized Loan Obligations	14.6%
Residential Mortgage-Backed Securities	12.3
Banks	10.2
Commercial Mortgage-Backed Securities	8.9
U.S. Treasury Obligations	7.7
Foreign Government Bonds	3.4
Telecommunications	3.1
Non-Residential Mortgage-Backed Securities	2.7
Media	2.4
Healthcare-Services	1.8
Electric	1.6
Diversified Financial Services	1.6
Home Builders	1.5
Food	1.4
Insurance	1.3
Commercial Services	1.3
Chemicals	1.3
Pharmaceuticals	1.3
Auto Manufacturers	1.2
Diversified Machinery	1.1
Non-Corporate Foreign Agencies	1.1
Entertainment	1.0
Healthcare-Products	1.0
Software	0.9
Semiconductors	0.9
Housewares	0.8
Affiliated Mutual Fund	0.7
Retail	0.6
Mining	0.6
Oil & Gas	0.6
Lodging	0.6
Real Estate Investment Trusts (REITs)	0.5
Building Materials	0.5
Oil & Gas Services	0.5%
Media & Entertainment	0.4
Airlines	0.4
Containers & Packaging	0.4
IT Services	0.4
Pipelines	0.4
Beverages	0.4
Miscellaneous Manufacturing	0.4
Municipal Bonds	0.3
Computers	0.3
Commercial Services & Supplies	0.3
Forest Products & Paper	0.3
Auto Parts & Equipment	0.3
Health Care Providers & Services	0.3
Automobiles	0.3
Independent Power & Renewable Electricity Producers	0.2
Biotechnology	0.2
Home Furnishings	0.2
Environmental Control	0.2
Agriculture	0.2
Transportation	0.2
Retailers	0.1
Banking	0.1
Machinery-Construction & Mining	0.1
Office Furnishings	0.1
Holding Companies-Diversified	0.1
Health Care & Pharmaceutical	0.1
Hotels, Restaurants & Leisure	0.1

97.8
Other assets in excess of liabilities	2.2

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is credit risk, foreign exchange contract risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

42

Fair values of derivative instruments as of April 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures	$140,862	*	Due from/to broker— variation margin futures	$38,497	*
Interest rate contracts	Due from/to broker—variation margin swaps	49,439	*	Due from/to broker—variation margin swaps	1,508,335	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	108,388		Unrealized depreciation on OTC swap agreements	125,558
Interest rate contracts	—	—		Premiums received for OTC swap agreements	1,939
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	190,031		Unrealized depreciation on OTC forward foreign currency exchange contracts	68,060
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,677		Unrealized depreciation on OTC cross currency exchange contracts	8,324
Credit contracts	—	—		Due from/to broker—variation margin swaps	19,017	*
Credit contracts	Unrealized appreciation on OTC swap agreements	24,498		Unrealized depreciation on OTC swap agreements	1,815
Credit contracts	Premiums paid for OTC swap agreements	835		Premiums received for OTC swap agreements	32,401

Total		$515,730			$1,803,946

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for six months ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Swaps	Forward Rate Agreements	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$(65,658)	$593,682	$29,713	$(218,248)	$(20,765)	$—	$318,724
Foreign exchange contracts	—	—	—	—	—	(119,828)	(119,828)
Credit contracts	(49,910)	—	25,243	(85,690)	—	—	(110,357)

Total	$(115,568)	$593,682	$54,956	$(303,938)	$(20,765)	$(119,828)	$88,539

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	43

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Futures	Options Written	Swaps	Forward & Cross Currency Contracts(4)	Forward Rate Agreements	Total
Interest rate contracts	$(40,640)	$123,890	$(13,402)	$(842,872)	$—	$11,196	$(761,828)
Foreign exchange contracts	—	—	—	—	109,593	—	109,593
Credit contracts	2,215	—	2,106	2,158	—	—	6,479

Total	$(38,425)	$123,890	$(11,296)	$(840,714)	$109,593	$11,196	$(645,756)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2016, the average volume of derivative activities are as follows:

Purchased Options(1)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Cross Currency Exchange Contracts(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(4)	Options Written(2)
$125,414	$75,789,378	$16,749,025	$750,322	$3,351,037	$4,213,837	$13,613

Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Currency Swap Agreements(2)
$5,033	$64,694	$933	$2,672	$2,567	$3,247

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.
(4)	Value at Settlement Date.

See Notes to Financial Statements.

44

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of America	$1,251	$(1,251)	$—	$—
Barclays Capital Group	4,425	(3,699)	—	726
BNP Paribas	—	—	—	—
Citigroup Global Markets	33,380	(33,380)	—	—
Credit Suisse First Boston Corp.	21,437	(21,437)	—	—
Deutsche Bank AG	2,699	(2,699)	—	—
Goldman Sachs & Co.	3,153	(76)	—	3,077
JPMorgan Chase	254,523	(136,860)	—	117,663
TD Securities	4,561	(2,963)	—	1,598

	$325,429

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of America	$(5,934)	$1,251	$—	$(4,683)
Barclays Capital Group	(3,699)	3,699	—	—
BNP Paribas	(656)	—	—	(656)
Citigroup Global Markets	(40,693)	33,380	—	(7,313)
Credit Suisse First Boston Corp.	(40,934)	21,437	—	(19,497)
Deutsche Bank AG	(6,282)	2,699	—	(3,583)
Goldman Sachs & Co.	(76)	76	—	—
JPMorgan Chase	(136,860)	136,860	—	—
TD Securities	(2,963)	2,963	—	—

	$(238,097)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	45

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $109,208,219)	$109,775,626
Affiliated investments (cost $765,067)	765,067
Cash	123,535
Foreign currency, at value (cost $79,487)	85,077
Deposit with Broker for futures and centrally cleared swaps	1,230,000
Dividends and interest receivable	1,036,526
Receivable for investments sold	403,271
Unrealized appreciation on OTC forward foreign currency exchange contracts	190,031
Unrealized appreciation on OTC swap agreements	132,886
Receivable for Fund shares sold	130,476
Due from broker—variation margin futures	52,057
Unrealized appreciation on OTC cross currency exchange contracts	1,677
Premium paid for OTC swap agreements	835
Prepaid expenses	343

Total assets	113,927,407

Liabilities
Payable for investments purchased	289,053
Payable for Fund shares reacquired	273,898
Unrealized depreciation on OTC swap agreements	127,373
Accrued expenses and other liabilities	97,752
Unrealized depreciation on OTC forward foreign currency exchange contracts	68,060
Premium received for OTC swap agreements	34,340
Due to broker—variation margin swaps	27,392
Management fee payable	14,246
Unrealized depreciation on OTC cross currency exchange contracts	8,324
Distribution fee payable	8,288
Dividends payable	796
Affiliated transfer agent fee payable	434

Total liabilities	949,956

Net Assets	$112,977,451

Net assets were comprised of:
Common stock, at par	$11,706
Paid-in capital in excess of par	116,214,654

116,226,360
Distributions in excess of net investment income	(79,369)
Accumulated net realized loss on investment and foreign currency transactions	(2,596,166)
Net unrealized depreciation on investments and foreign currencies	(573,374)

Net assets, April 30, 2016	$112,977,451

See Notes to Financial Statements.

46

Class A
Net asset value and redemption price per share,
($8,820,745 ÷ 914,465 shares of common stock issued and outstanding)	$9.65
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.97

Class C
Net asset value, offering price and redemption price per share,
($7,964,966 ÷ 825,261 shares of common stock issued and outstanding)	$9.65

Class Q
Net asset value, offering price and redemption price per share,
($85,781,017 ÷ 8,887,838 shares of common stock issued and outstanding)	$9.65

Class Z
Net asset value, offering price and redemption price per share,
($10,410,723 ÷ 1,078,588 shares of common stock issued and outstanding)	$9.65

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	47

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Interest income	$1,783,366
Affiliated dividend income	5,171

Total income	1,788,537

Expenses
Management fee	270,839
Distribution fee—Class A	9,439
Distribution fee—Class C	35,673
Custodian and accounting fees	109,000
Registration fees	47,000
Audit fee	30,000
Shareholders’ reports	17,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300)	13,000
Legal fees and expenses	9,000
Directors’ fees	5,000
Insurance expenses	1,000
Miscellaneous	13,122

Total expenses	560,073
Less: Management fee waiver and/or expense reimbursement	(189,968)

Net expenses	370,105

Net investment income	1,418,432

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(603,869)
Futures transactions	593,682
Options written transactions	54,956
Forward rate agreements	(20,765)
Swap agreements transactions	(303,938)
Foreign currency transactions	(262,479)

(542,413)

Net change in unrealized appreciation (depreciation) on:
Investments	1,245,757
Futures	123,890
Forward rate agreements	11,196
Options written	(11,296)
Swap agreements	(840,714)
Foreign currencies	222,940

751,773

Net gain on investment and foreign currency transactions	209,360

Net Increase In Net Assets Resulting From Operations	$1,627,792

See Notes to Financial Statements.

48

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,418,432	$2,390,343
Net realized loss on investment and foreign currency transactions	(542,413)	(352,579)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	751,773	(1,184,513)

Net increase in net assets resulting from operations	1,627,792	853,251

Dividends from net investment income (Note 1)
Class A	(103,513)	(84,983)
Class C	(71,231)	(64,057)
Class Q	(1,273,366)	(3,839,753)
Class Z	(132,290)	(179,377)

	(1,580,400)	(4,168,170)

Fund share transactions (Note 6)
Net proceeds from shares sold	15,559,221	29,591,634
Net asset value of shares issued in reinvestment of dividends and distributions	1,575,443	4,153,998
Cost of shares reacquired	(10,236,114)	(13,368,690)

Net increase in net assets from Fund share transactions	6,898,550	20,376,942

Total increase	6,945,942	17,062,023

Net Assets:
Beginning of period	106,031,509	88,969,486

End of period	$112,977,451	$106,031,509

(a) Includes undistributed net investment income of	$—	$82,599

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	49

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) incorporated in Maryland on September 1, 1994, is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Total Return Bond Fund and Prudential Short Duration Multi-Sector Bond Fund. The information presented in these financial statements pertains to Prudential Short Duration Multi-Sector Fund (the “Fund”). The Fund commenced operations on December 23, 2013. The Fund’s investment objective is total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

50

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Short Duration Multi-Sector Bond Fund	51

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are

52

insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations, such amounts are included in net realized gain (loss) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts positions of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Prudential Short Duration Multi-Sector Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

Participatory Notes/Warrants: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of a P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

54

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risk may arise from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates value of equities or foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written. The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instruments underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded

Prudential Short Duration Multi-Sector Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements: The Fund may enter into interest rate, credit default, total return and other form of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

56

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the

Prudential Short Duration Multi-Sector Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Currency Swaps: The Fund may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments.

58

Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, that the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment in kind securities: Certain fixed income funds may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions.

Prudential Short Duration Multi-Sector Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Fund holds such warrants and rights as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment In Kind Securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

60

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

Effective October 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to $5 billion, .475% on the average daily net assets on the next $5 billion and .465% of such assets in excess of $10 billion. Prior to October 1, 2015, the management fee paid to PI was accrued daily and paid monthly, at an annual rate of .50% of the Fund’s average daily net assets. The effective management fee rate, net of waivers and/or expense reimbursement was .15% for the six months ended April 30, 2016. The effective management fee rate before any waivers and/or expense reimbursement was .50% for the six months ended April 30, 2016.

PI has contractually agreed through February 28, 2017 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

Prudential Short Duration Multi-Sector Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

The Fund has a distribution agreement with Prudential Investment Management Services (“PIMS”) who acts as the distributor of Class A, Class C, Class Q and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at the annual rate of .25% and 1% of the average daily net assets of the Class A and C shares, respectively. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the contractual 12b-1 fee waiver of .05% was terminated.

PIMS has advised the Fund that it has received $60,177 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2016. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2016, it received $1,754 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM, Inc., PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

62

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2016, were $25,290,131 and $26,430,616, respectively.

Transactions in options written during the six months ended April 30, 2016, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2015	$23,791	$59,649
Written options	4,213	177,573
Expired options	(19,608)	(107,768)
Exercised options	—	—
Closed options	(8,396)	(129,454)

Options outstanding at April 30, 2016	$—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2016 were as follows:

Tax Basis	$111,092,383

Appreciation	1,535,966
Depreciation	(2,087,656)

Net Unrealized Depreciation	$(551,690)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2015 of approximately $1,097,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Short Duration Multi-Sector Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

Note 6. Capital

The Fund offers Class A, Class C, Class Q, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% during the first 12 months. Class Q and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 200 million shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, Class C, Class Q, and Class Z shares, each of which consists of 50 million, 25 million, 75 million, and 50 million shares, respectively.

As of April 30, 2016, Prudential, through its affiliates, owned 2,697,935 shares of Class Q.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	380,673	$3,636,084
Shares issued in reinvestment of dividends and distributions	10,332	98,755
Shares reacquired†	(75,532)	(720,125)

Net increase (decrease) in shares outstanding before conversion	315,473	3,014,714
Shares reacquired upon conversion into other share class(es)	(1,888)	(18,140)

Net increase (decrease) in shares outstanding	313,585	$2,996,574

Year ended October 31, 2015:
Shares sold	610,370	$5,951,409
Shares issued in reinvestment of dividends and distributions	7,686	75,004
Shares reacquired	(115,572)	(1,131,486)

Net increase (decrease) in shares outstanding before conversion	502,484	4,894,927
Shares reacquired upon conversion into other share class(es)	(2,133)	(21,009)

Net increase (decrease) in shares outstanding	500,351	$4,873,918

64

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	342,754	$3,276,918
Shares issued in reinvestment of dividends and distributions	7,446	71,196
Shares reacquired†	(118,355)	(1,130,964)

Net increase (decrease) in shares outstanding	231,845	$2,217,150

Year ended October 31, 2015:
Shares sold	568,005	$5,548,617
Shares issued in reinvestment of dividends and distributions	6,438	62,839
Shares reacquired	(41,561)	(404,594)

Net increase (decrease) in shares outstanding	532,882	$5,206,862

Class Q
Six months ended April 30, 2016:
Shares sold	349,415	$3,335,018
Shares issued in reinvestment of dividends and distributions	133,154	1,273,357
Shares reacquired†	(674,748)	(6,435,217)

Net increase (decrease) in shares outstanding	(192,179)	$(1,826,842)

Year ended October 31, 2015:
Shares sold	1,064,274	$10,420,016
Shares issued in reinvestment of dividends and distributions	391,496	3,839,754
Shares reacquired	(894,341)	(8,714,000)

Net increase (decrease) in shares outstanding	561,429	$5,545,770

Class Z
Six months ended April 30, 2016:
Shares sold	556,012	$5,311,201
Shares issued in reinvestment of dividends and distributions	13,815	132,135
Shares reacquired†	(204,086)	(1,949,808)

Net increase (decrease) in shares outstanding before conversion	365,741	3,493,528
Shares issued upon conversion from other share class(es)	1,887	18,140

Net increase (decrease) in shares outstanding	367,628	$3,511,668

Period ended October 31, 2015:
Shares sold	784,593	$7,671,592
Shares issued in reinvestment of dividends and distributions	18,034	176,401
Shares reacquired	(320,819)	(3,118,610)

Net increase (decrease) in shares outstanding before conversion	481,808	$4,729,383
Shares issued upon conversion from other share class(es)	2,135	21,009

Net increase (decrease) in shares outstanding	483,943	$4,750,392

†	Includes affiliated redemptions of 1,059 shares with a value of $10,159 for Class A shares, 1,044 shares with a value of $10,031 for Class C shares, 1,063 shares with a value of $10,217 for Class Q shares and 1,063 shares with a value of $10,214 for Class Z shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the

Prudential Short Duration Multi-Sector Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications. of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

66

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	December 23, 2013(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.65		$9.99	$10.00
Income (loss) from investment operations:
Net investment income	.12		.21	.19
Net realized and unrealized gain (loss) on investments	.01		(.14)	(.05)
Total from investment operations	.13		.07	.14
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.41)	(.15)
Net asset value, end of period	$9.65		$9.65	$9.99
Total Return(a):	1.37%		.70%	1.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,821		$5,797	$1,004
Average net assets (000)	$7,593		$2,412	$295
Ratios to average net assets(d)(g):
Expense after waivers and/or expense reimbursement	.85%	(e)	.85%	0.90%	(e)
Expense before waivers and/or expense reimbursement	1.28%	(e)	1.49%	1.62%	(e)
Net investment income	2.43%	(e)	2.18%	2.19%	(e)
Portfolio turnover rate	33%	(f)	51%	222%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of average daily net assets.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	67

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	December 23, 2013(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.65		$9.99	$10.00
Income (loss) from investment operations:
Net investment income	.08		.14	.12
Net realized and unrealized gain (loss) on investments	.02		(.15)	(.04)
Total from investment operations	.10		(.01)	.08
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.33)	(.09)
Net asset value, end of period	$9.65		$9.65	$9.99
Total Return(a):	1.00%		(.06)%	0.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,965		$5,728	$605
Average net assets (000)	$7,174		$2,495	$166
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.65%	(e)
Expense before waivers and/or expense reimbursement	2.03%	(e)	2.26%	2.33%	(e)
Net investment income	1.69%	(e)	1.42%	1.42%	(e)
Portfolio turnover rate	33%	(f)	51%	222%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

68

Class Q Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	December 23, 2013(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.65		$9.99	$10.00
Income (loss) from investment operations:
Net investment income	.13		.25	.19
Net realized and unrealized gain (loss) on investments	.01		(.16)	(.03)
Total from investment operations	.14		.09	.16
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.43)	(.17)
Net asset value, end of period	$9.65		$9.65	$9.99
Total Return(a):	1.50%		.95%	1.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85,781		$87,644	$85,092
Average net assets (000)	$85,270		$87,488	$74,561
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.60%	(e)	.60%	.65%	(e)
Expense before waivers and/or expense reimbursement	.93%	(e)	.97%	1.05%	(e)
Net investment income	2.71%	(e)	2.51%	2.20%	(e)
Portfolio turnover rate	33%	(f)	51%	222%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	69

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	December 23, 2013(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.65		$9.99	$10.00
Income (loss) from investment operations:
Net investment income	.13		.24	.21
Net realized and unrealized (loss) on investments	.01		(.15)	(.05)
Total from investment operations	.14		.09	.16
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.43)	(.17)
Net asset value, end of period	$9.65		$9.65	$9.99
Total Return(a)	1.50%		.94%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,411		$6,863	$2,268
Average net assets (000)	$8,890		$4,575	$1,074
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.60%	(e)	.60%	.65%	(e)
Expense before waivers and/or expense reimbursement	1.03%	(e)	1.20%	1.29%	(e)
Net investment income	2.70%	(e)	2.48%	2.46%	(e)
Portfolio turnover rate	33%	(f)	51%	222%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

70

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Fixed Income LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration Multi-Sector Bond Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	SDMAX	SDMCX	SDMQX	SDMZX
CUSIP	74440B876	74440B868	74440B850	74440B843

MF219E2    0293005-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Total Return Bond Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Total Return Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Total Return Bond Fund

June 15, 2016

Prudential Total Return Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.97	2.06	24.59	81.30	—
Class B	2.72	1.47	21.50	72.23	—
Class C	2.59	1.29	20.02	70.33	—
Class Q	3.17	2.46	26.83	N/A	32.35 (12/27/10)
Class R	2.84	1.81	23.11	N/A	59.12 (1/14/08)
Class Z	3.11	2.33	26.35	86.02	—
Barclays US Aggregate Bond Index	2.82	2.72	19.32	62.19	—
Lipper Core Plus Bond Funds Average	2.26	1.24	19.97	65.05	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–3.84	3.74	5.52	—
Class B		–4.78	3.99	5.46	—
Class C		–1.11	3.91	5.34	—
Class Q		1.09	5.06	N/A	5.27 (12/27/10)
Class R		0.45	4.43	N/A	5.70 (1/14/08)
Class Z		0.89	4.96	6.27	—
Barclays US Aggregate Bond Index		1.96	3.78	4.90	—
Lipper Core Plus Bond Funds Average		–0.03	3.83	4.99	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1% (.75% currently)	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays US Aggregate Bond Index—The Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC-registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The cumulative total returns for the Index measured from the month-end closest to the inception dates for Class Q shares through 4/30/16 are 21.34% and 44.13% for Class R shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 3.68% and 4.48% for Class R shares.

Lipper Core Plus Bond Funds Average—The Lipper Core Plus Bond Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Core Plus Bond Funds category for the periods noted. Funds in the Lipper Average invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 23.28% and 47.88% for Class R shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 3.89% and 4.72% for Class R shares.

Prudential Total Return Bond Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.20	2.34	2.31
Class B	0.16	1.96	1.67
Class C	0.14	1.71	1.67
Class Q	0.22	2.79	2.79
Class R	0.18	2.20	1.91
Class Z	0.21	2.71	2.67

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Credit Quality expressed as a percentage of total investments as of 4/30/16 (%)
AAA	29.0
AA	7.8
A	21.8
BBB	18.3
BB	12.0
B	5.2
CCC	0.1
Not Rated	3.6
Cash/Cash Equivalents	2.3
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Prudential Total Return Bond Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

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paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,029.70	0.82%	$4.14
	Hypothetical	$1,000.00	$1,020.79	0.82%	$4.12
Class B	Actual	$1,000.00	$1,027.20	1.32%	$6.65
	Hypothetical	$1,000.00	$1,018.30	1.32%	$6.62
Class C	Actual	$1,000.00	$1,025.90	1.57%	$7.91
	Hypothetical	$1,000.00	$1,017.06	1.57%	$7.87
Class Q	Actual	$1,000.00	$1,031.70	0.45%	$2.27
	Hypothetical	$1,000.00	$1,022.62	0.45%	$2.26
Class R	Actual	$1,000.00	$1,028.40	1.07%	$5.40
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37
Class Z	Actual	$1,000.00	$1,031.10	0.57%	$2.88
	Hypothetical	$1,000.00	$1,022.03	0.57%	$2.87

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Total Return Bond Fund	9

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.85	0.82
B	1.60	1.32
C	1.60	1.57
Q	0.47	0.45
R	1.35	1.07
Z	0.60	0.57

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 98.0%

ASSET-BACKED SECURITIES 19.3%

Collateralized Loan Obligations 13.7%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814	%(a)	04/20/25	22,550	$22,331,518
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.174	(a)	07/20/26	7,900	7,886,404
Series 2015-AA, Class A1, 144A	2.029	(a)	01/15/28	62,500	62,665,569
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.134	(a)	04/28/26	13,800	13,777,414
Series 2014-3A, Class A2A, 144A	2.884	(a)	04/28/26	4,100	4,101,735
Series 2014-5A, Class A, 144A	2.228	(a)	10/15/26	44,250	44,332,894
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class B1R, 144A	2.481	(a)	10/12/23	20,000	19,866,242
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.728	(a)	04/15/25	5,300	5,243,828
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	1.984	(a)	07/28/25	10,000	9,971,275
Ares XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	2.076	(a)	08/28/25	8,000	7,975,019
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.178	(a)	10/15/26	9,250	9,209,556
Series 2015-4A, Class A, 144A	2.183	(a)	04/18/27	59,200	58,955,859
Series 2015-4A, Class B, 144A	3.063	(a)	04/18/27	21,250	21,188,010
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.118	(a)	02/17/26	32,750	32,610,966
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168	(a)	10/15/26	16,300	16,271,868
Series 2014-6A, Class B, 144A	3.028	(a)	10/15/26	2,750	2,772,533
Atrium X (Cayman Islands), Series 10A, Class A, 144A	1.753	(a)	07/16/25	49,000	48,471,270
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.093	(a)	07/17/26	6,500	6,476,837
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.071	(a)	08/05/27	29,500	29,248,713
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.734	(a)	04/20/25	13,991	13,841,744
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.035	(a)	10/22/25	3,500	3,483,363
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.133	(a)	04/17/26	8,450	8,416,181
Series 2014-5A, Class A2A, 144A	2.783	(a)	04/17/26	500	485,421
Series 2014-5A, Class A2B, 144A	4.410		04/17/26	1,000	979,076

See Notes to Financial Statements.

Prudential Total Return Bond Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.083	%(a)	10/17/26		22,500	$22,126,426
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.233	(a)	10/17/26		22,250	22,147,688
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163	(a)	04/18/27		35,500	34,847,503
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.223	(a)	01/20/28		31,500	31,456,297
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828	(a)	07/15/24		16,300	16,087,117
Benefit Street Partners CLO V Ltd. (Cayman Islands),
Series 2014-VA, Class A, 144A	2.234	(a)	10/20/26		13,000	12,960,159
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.163	(a)	07/18/27		4,150	4,132,002
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.108	(a)	01/15/26		4,300	4,259,933
Bosphorus CLO II DAC (Ireland), Series 2A, Class A, 144A	1.430	(a)	10/15/25	EUR	23,000	26,321,189
Series 2A, Class B, 144A	2.150	(a)	10/15/25	EUR	14,000	16,050,144
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783	(a)	04/17/25		15,600	15,329,451
Series 2013-1A, Class B1, 144A	2.383	(a)	04/17/25		13,500	12,987,262
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.094	(a)	07/27/26		14,750	14,691,060
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.184	(a)	04/20/26		14,300	14,252,749
Series 2014-2A, Class A1, 144A	2.143	(a)	10/18/26		16,750	16,655,311
Series 2015-1A, Class A, 144A	2.185	(a)	04/22/27		76,250	75,739,270
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	1.983	(a)	01/17/24		10,000	9,866,701
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.768	(a)	08/14/24		1,700	1,699,506
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.078	(a)	07/15/26		10,250	10,035,266
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033	(a)	01/17/26		11,000	10,936,320
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.098	(a)	10/15/26		16,750	16,637,592
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.071	(a)	05/05/27		73,000	72,435,659

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	20,000	$19,977,656
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168	(a)	04/15/27	25,000	24,835,158
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.134	(a)	07/20/27	15,000	14,695,826
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.208	(a)	05/15/26	6,700	6,679,726
Series 2014-1A, Class A2, 144A	3.670		05/15/26	2,000	1,996,271
Series 2014-1A, Class B, 144A	2.868	(a)	05/15/26	6,000	5,624,767
Series 2014-2A, Class A, 144A	2.178	(a)	07/15/26	10,250	10,063,017
Series 2015-1A, Class A, 144A	2.198	(a)	05/20/27	20,500	20,150,727
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.133	(a)	04/18/26	5,250	5,219,243
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	2.004	(a)	01/20/25	58,500	58,263,245
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.108	(a)	04/15/26	23,950	23,893,883
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.058	(a)	07/25/26	1,600	1,597,102
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.083	(a)	01/18/27	10,750	10,683,306
Mill Creek II CLO Ltd., Series 2016-1A, Class A, 144A(b)	2.340	(a)	04/20/28	33,300	33,377,422
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.038	(a)	10/15/26	2,000	1,907,040
Series 2015-9A, Class A1A, 144A	2.088	(a)	07/15/27	43,600	42,235,695
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2012-12A, Class BR, 144A	2.738	(a)	07/25/23	6,250	6,171,690
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.098	(a)	04/15/26	11,500	11,469,540
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.918	(a)	08/13/25	13,500	13,300,145
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785	(a)	07/22/25	2,800	2,771,957
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.118	(a)	05/21/27	63,800	63,454,038
Series 2015-2A, Class A1A, 144A	2.134	(a)	07/20/27	10,000	9,940,723
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.868	(a)	02/20/25	4,750	4,719,059
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.148	(a)	04/15/26	16,700	16,683,373
Series 2014-1A, Class A2, 144A	2.728	(a)	04/15/26	3,350	3,231,921

See Notes to Financial Statements.

Prudential Total Return Bond Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.048	%(a)	07/25/26	50,000	$49,612,170
Series 2014-1A, Class A2, 144A	2.168	(a)	07/25/26	11,750	11,709,797
Series 2014-1A, Class B, 144A	2.648	(a)	07/25/26	28,095	27,634,354
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.198	(a)	10/25/26	21,000	20,872,383
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.113	(a)	07/17/26	3,300	3,291,732
Series 2014-1A, Class B2, 144A	4.350		07/17/26	2,500	2,455,136
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	2.044	(a)	10/20/23	17,000	16,948,261
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440		04/15/25	4,900	4,916,028
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.113	(a)	07/17/26	56,950	56,338,334
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678	(a)	04/15/25	17,850	17,537,382
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.078	(a)	10/15/26	11,661	11,523,062
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.068	(a)	05/15/26	47,325	46,282,629
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.268	(a)	08/17/22	2,000	1,988,076
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334	(a)	10/20/23	4,350	4,349,715
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.994	(a)	10/20/26	10,500	10,363,287
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A(b)	2.285	(a)	07/20/28	35,000	34,926,500
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730		04/18/26	5,700	5,738,987
Series 2014-3A, Class A, 144A	2.255	(a)	01/22/27	51,500	51,483,175
Series 2015-1A, Class A, 144A	2.134	(a)	07/20/27	30,000	29,407,020
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.134	(a)	04/20/27	40,225	39,974,764
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.748	(a)	07/15/25	38,165	37,751,288
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.264	(a)	04/20/26	77,250	76,698,814
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.768	(a)	04/15/24	10,050	9,925,338
Series 2013-2A, Class A1, 144A	1.788	(a)	04/25/25	3,250	3,209,182

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.134	%(a)	04/20/26	11,550	$11,471,775
Series 2014-1A, Class B2, 144A	4.250		04/20/26	3,500	3,421,405

					1,914,991,024

Non-Residential Mortgage-Backed Securities 2.3%
American Express Credit Account Master Trust, Series 2013-1, Class B	1.133	(a)	02/16/21	2,000	1,996,950
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630		12/20/21	15,500	15,507,397
Series 2016-1A, Class A, 144A	2.990		06/20/22	10,000	10,074,184
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350		07/15/20	9,910	9,910,520
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950		03/25/22	41,900	42,180,981
Hertz Vehicle Financing II LLC, Series 2015-1A, Class A, 144A	2.730		03/25/21	42,400	42,648,841
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540		10/20/32	700	713,002
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330		09/18/24	6,410	6,198,096
Series 2015-2A, Class A, 144A	2.570		07/18/25	40,200	40,013,255
Series 2016-1A, Class A, 144A	3.660		02/20/29	28,300	28,450,250
Series 2016-2A, Class A, 144A	4.100		03/20/28	25,000	25,590,682
Series 2016-2A, Class B, 144A	5.940		03/20/28	12,790	13,114,361
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080		03/21/33	7,265	7,306,070
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290		01/01/21	42	44,842
Series 2003-20I, Class 1	5.130		09/01/23	32	34,811
Springleaf Funding Trust, Series 2014-AA, Class C, 144A	4.450		12/15/22	1,670	1,638,103
Series 2015-AA, Class A, 144A	3.160		11/15/24	54,942	55,004,304
Series 2015-AA, Class B, 144A	3.620		11/15/24	3,250	3,134,317
Series 2015-AA, Class C, 144A	5.040		11/15/24	6,000	5,782,131
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 144A	1.400		07/22/19	14,298	14,141,493

					323,484,590

See Notes to Financial Statements.

Prudential Total Return Bond Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 3.3%
Aames Mortgage Investment Trust, Series 2005-2, Class M4	1.384	%(a)	07/25/35	3,827	$3,696,868
ABFC Trust, Series 2003-OPT1, Class A1	1.079	(a)	04/25/33	5,689	5,430,358
Series 2003-WMC1, Class M1	1.414	(a)	06/25/33	583	542,399
Series 2004-OPT1, Class M1	1.489	(a)	08/25/33	429	406,664
Series 2004-OPT5, Class A4	1.689	(a)	06/25/34	2,252	2,098,591
Series 2005-AQ1, Class A4	4.893		06/25/35	2,440	2,492,133
Series 2005-HE2, Class M2	1.189	(a)	06/25/35	1,120	1,110,185
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.139	(a)	01/25/35	398	377,377
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	1.414	(a)	11/25/33	931	869,060
Series 2003-OP1, Class M1	1.489	(a)	12/25/33	1,149	1,086,131
Series 2004-FM1, Class M1	1.339	(a)	09/25/33	313	292,896
Series 2004-HE4, Class M1	1.339	(a)	12/25/34	7,029	6,323,775
Series 2004-OP1, Class M1	1.219	(a)	04/25/34	6,935	6,414,012
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	0.909	(a)	08/25/35	587	579,391
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	1.459	(a)	04/25/34	1,176	1,102,278
Series 2004-2, Class A3	1.399	(a)	06/25/34	148	147,075
Ameriquest Mortgage Securities, Inc., Series 2001-2, Class M3	3.364	(a)	10/25/31	86	85,413
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV1	1.199	(a)	12/25/33	1,437	1,398,076
Series 2003-10, Class AV2	1.139	(a)	11/25/33	74	65,388
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.789	(a)	02/25/33	2,214	2,083,868
Series 2003-5, Class A6	4.180		04/25/33	4,628	4,693,836
Series 2003-11, Class AV2	1.179	(a)	12/25/33	1,637	1,523,935
Series 2004-R2, Class A1A	1.129	(a)	04/25/34	3,163	3,113,432
Series 2004-R8, Class M1	1.399	(a)	09/25/34	3,125	3,112,844
Series 2005-R11, Class A2D	0.769	(a)	01/25/36	155	151,867
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.439	(a)	11/25/32	417	404,229
Argent Securities, Inc., Series 2003-W2, Class M4	3.236	(a)	09/25/33	600	551,648
Series 2003-W7, Class M1	1.474	(a)	03/25/34	684	670,001

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., (cont’d.)
Series 2003-W10, Class M1	1.519	%(a)	01/25/34	1,736	$1,606,770
Series 2003-W10, Class M2	2.914	(a)	01/25/34	129	115,309
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.403		04/25/34	503	506,862
Series 2004-W6, Class M1	1.264	(a)	05/25/34	386	366,313
Series 2005-W2, Class A2C	0.799	(a)	10/25/35	1,958	1,854,705
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.678	(a)	06/15/33	1,440	1,375,570
Series 2003-HE4, Class M1	1.678	(a)	08/15/33	1,731	1,642,825
Series 2003-HE5, Class M1	1.558	(a)	09/15/33	2,678	2,473,388
Series 2004-HE1, Class M1	1.483	(a)	01/15/34	4,430	4,107,151
Series 2004-HE3, Class M1	1.249	(a)	06/25/34	8,981	8,403,090
Series 2004-HE5, Class M1	1.339	(a)	08/25/34	2,855	2,686,480
Series 2004-HE9, Class M1	1.414	(a)	12/25/34	2,773	2,518,323
Series 2005-HE6, Class M2	1.204	(a)	07/25/35	404	401,826
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721		07/28/35	5,885	5,869,129
Bear Stearns Asset-Backed Securities I Trust, Series 2001-HE8, Class M1	1.414	(a)	09/25/34	570	484,275
Series 2004-FR2, Class M2	1.459	(a)	06/25/34	4,100	3,716,252
Series 2004-HE7, Class M1	1.339	(a)	08/25/34	4,383	4,133,308
Series 2004-HE11, Class M2	2.014	(a)	12/25/34	7,444	7,289,915
Series 2005-HE5, Class M2	1.474	(a)	06/25/35	7,330	7,121,636
Series 2007-HE3, Class 1A2	0.639	(a)	04/25/37	352	351,841
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	1.639	(a)	10/25/32	92	86,174
Series 2004-HE2, Class M1	1.339	(a)	03/25/34	1,931	1,843,209
Series 2004-HE3, Class M2	2.164	(a)	04/25/34	849	778,876
Series 2004-HE5, Class M1	1.294	(a)	07/25/34	2,777	2,648,468
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.414	(a)	03/25/34	2,101	2,010,135
Chase Funding Trust, Series 2002-2, Class 1A5	6.333		04/25/32	721	732,549
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M2	2.239	(a)	03/25/32	3,222	2,973,620
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M1	0.769	(a)	01/25/36	361	357,942

See Notes to Financial Statements.

Prudential Total Return Bond Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2	1.114	%(a)	05/25/35	3,248	$3,205,980
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2	0.809	(a)	01/25/36	1,850	1,735,090
Countrywide Asset-Backed Certificates, Series 2002-3, Class 2A1	1.099	(a)	06/25/32	3,443	3,218,887
Series 2003-BC5, Class 2A2	1.139	(a)	12/25/33	740	704,112
Series 2004-3, Class 1A	0.859	(a)	08/25/34	13,599	12,473,164
Series 2004-6, Class 1A1	0.979	(a)	12/25/34	4,603	4,238,684
Series 2004-12, Class AF5	5.169		04/25/35	1,536	1,544,985
Series 2004-BC1, Class M1	1.189	(a)	02/25/34	1,780	1,708,253
Series 2004-BC4, Class M1	1.489	(a)	11/25/34	3,663	3,493,342
Series 2006-26, Class 2A3	0.609	(a)	06/25/37	1,739	1,645,459
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.689	(a)	08/25/32	13	11,394
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class M1	1.234	(a)	12/25/35	4,222	3,960,803
CWABS, Inc. Asset-backed Certificates Trust, Series 2003-5, Class AF5	5.434		02/25/34	1,845	1,853,834
Series 2004-5, Class 3A	0.899	(a)	09/25/34	1,156	1,139,801
Series 2004-6, Class 2A4	1.339	(a)	11/25/34	1,033	1,004,512
Series 2004-6, Class 2A5	1.219	(a)	11/25/34	1,144	1,111,430
Encore Credit Receivables Trust, Series 2005-1, Class M1	1.099	(a)	07/25/35	5,526	5,272,828
Series 2005-3, Class M3	1.204	(a)	10/25/35	10,000	9,223,347
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.851		07/25/34	119	111,994
FBR Securitization Trust, Series 2005-2, Class M1	1.159	(a)	09/25/35	948	940,566
FFMLT Trust, Series 2005-FF2, Class M4	1.324	(a)	03/25/35	1,857	1,714,927
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.264	(a)	08/25/34	2,733	2,496,935
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	1.159	(a)	04/25/35	4,096	4,009,347
Fremont Home Loan Trust, Series 2003-B, Class M1	1.489	(a)	12/25/33	4,132	3,939,781
Series 2004-2, Class M1	1.294	(a)	07/25/34	8,121	7,056,541
Series 2004-C, Class M1	1.414	(a)	08/25/34	2,644	2,466,040
GSAA Trust, Series 2006-7, Class AF2	5.995	(a)	03/25/46	1,291	901,063

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust, Series 2004-FM1, Class M1	1.414	%(a)	11/25/33	723	$675,593
Series 2004-FM2, Class M1	1.189	(a)	01/25/34	1,876	1,741,629
Series 2004-HE2, Class M1	1.414	(a)	09/25/34	2,650	2,449,700
Home Equity Asset Trust, Series 2002-4, Class M1	1.939	(a)	03/25/33	3,672	3,549,056
Series 2003-3, Class M1	1.729	(a)	08/25/33	1,743	1,658,844
Series 2003-4, Class M1	1.639	(a)	10/25/33	1,634	1,497,619
Series 2003-5, Class M1	1.489	(a)	12/25/33	149	141,364
Series 2003-6, Class M1	1.489	(a)	02/25/34	3,277	3,095,305
Series 2004-2, Class M1	1.234	(a)	07/25/34	2,524	2,352,001
Series 2004-7, Class M1	1.369	(a)	01/25/35	1,051	989,169
HSBC Home Equity Loan Trust U.S.A., Series 2006-3, Class M1	0.699	(a)	03/20/36	8,000	7,865,329
Series 2007-2, Class A4	0.739	(a)	07/20/36	1,857	1,846,252
Series 2007-2, Class M1	0.749	(a)	07/20/36	3,210	3,095,800
Series 2007-2, Class M2	0.809	(a)	07/20/36	710	672,359
Series 2007-3, Class A4	1.939	(a)	11/20/36	805	806,231
Series 2007-3, Class M2	2.939	(a)	11/20/36	5,000	4,986,390
IndyMac Residential Asset-Backed Trust, Series 2005-A, Class M3	1.264	(a)	03/25/35	1,470	1,456,786
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2	1.099	(a)	09/25/35	1,604	1,483,515
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.059	(a)	08/25/33	5,748	5,141,632
Series 2004-1, Class M1	1.189	(a)	02/25/34	1,253	1,182,025
Series 2004-2, Class M1	1.234	(a)	06/25/34	431	415,963
Series 2004-4, Class 1A1	0.999	(a)	10/25/34	14	12,936
MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	3.214	(a)	12/25/32	2,140	2,143,455
Series 2004-HE1, Class M2	1.534	(a)	09/25/34	807	804,152
Series 2004-WMC1, Class M1	1.219	(a)	02/25/34	892	848,337
Series 2004-WMC3, Class M1	1.264	(a)	10/25/34	5,691	5,377,343
Series 2005-NC1, Class M1	1.159	(a)	12/25/34	2,208	2,014,487
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.439	(a)	08/25/32	4,009	3,872,723
Series 2003-OPT1, Class A3	1.159	(a)	07/25/34	807	779,332
Series 2004-OPT1, Class A1A	0.959	(a)	06/25/35	1,002	961,147
Series 2004-OPT1, Class A2A	1.159	(a)	06/25/35	961	872,260
Series 2004-WMC3, Class M2	2.284	(a)	01/25/35	3,840	3,770,260

See Notes to Financial Statements.

Prudential Total Return Bond Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.639	%(a)	05/25/33	1,244	$1,176,468
Series 2003-NC5, Class M1	1.714	(a)	04/25/33	142	140,588
Series 2004-HE3, Class A4	1.239	(a)	03/25/34	483	390,621
Series 2004-HE3, Class M1	1.294	(a)	03/25/34	812	768,437
Series 2004-HE4, Class M1	1.339	(a)	05/25/34	8,955	8,508,423
Series 2004-HE5, Class M1	1.384	(a)	06/25/34	1,024	962,909
Series 2004-HE8, Class A7	1.499	(a)	09/25/34	663	609,396
Series 2004-HE8, Class M1	1.399	(a)	09/25/34	5,000	4,595,505
Series 2004-NC1, Class M1	1.489	(a)	12/27/33	1,031	994,873
Series 2004-NC6, Class M1	1.339	(a)	07/25/34	4,886	4,613,773
Series 2004-OP1, Class M1	1.309	(a)	11/25/34	1,650	1,492,728
Series 2004-WMC1, Class M1	1.369	(a)	06/25/34	772	746,719
Series 2004-WMC2, Class M1	1.354	(a)	07/25/34	615	586,528
Series 2004-WMC3, Class M2	1.234	(a)	01/25/35	4,907	4,478,494
Series 2005-NC1, Class A2C	1.199	(a)	01/25/35	2,930	2,891,181
Series 2005-NC2, Class M3	1.114	(a)	03/25/35	3,000	2,886,485
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.564	(a)	05/25/32	102	96,274
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.564	(a)	10/25/33	1,199	1,153,007
Series 2003-A, Class A, 144A	1.159	(a)	10/25/33	2,099	1,909,905
Series 2004-1, Class M1	1.324	(a)	05/25/34	861	786,985
Series 2004-3, Class M1	1.369	(a)	11/25/34	538	476,673
Series 2004-4, Class M1	1.204	(a)	02/25/35	1,211	1,083,003
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2003-3, Class A2	1.039	(a)	06/25/33	1,259	1,174,202
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.339	(a)	01/25/34	2,940	2,734,380
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	1.369	(a)	03/25/36	1,053	1,036,082
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.384	(a)	02/25/35	701	698,355
Series 2005-WLL1, Class M3	1.174	(a)	03/25/35	13,319	12,377,428
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class AI6A	5.960		12/25/33	880	949,205
Series 2004-RS12, Class MII2	1.639	(a)	12/25/34	1	1,192
Residential Asset Securities Corp. Trust, Series 2004-KS1, Class AI5	5.221		02/25/34	386	399,462

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.564	%(a)	12/25/32	43	$39,491
Series 2005-3, Class M1	0.899	(a)	11/25/35	571	563,827
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.219	(a)	02/25/34	821	762,268
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	1.564	(a)	06/25/34	809	783,583
Series 2003-BC4, Class M1	1.339	(a)	11/25/34	596	552,681
Series 2004-BC1, Class M1	1.204	(a)	02/25/35	1,362	1,252,469
Series 2004-BC2, Class A2	0.979	(a)	05/25/35	390	336,821
Series 2004-BC2, Class M1	1.264	(a)	05/25/35	1,899	1,772,154
Series 2004-BC3, Class A2C	1.439	(a)	07/25/35	800	755,288
Series 2004-BC3, Class M1	1.369	(a)	07/25/35	3,392	3,237,356
Structured Asset Investment Loan Trust, Series 2003-BC7, Class 3A2	1.389	(a)	07/25/33	1,261	1,169,141
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.339	(a)	08/25/33	448	425,081
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.439	(a)	10/25/33	1,928	1,855,327
Series 2004-1, Class A3	1.239	(a)	02/25/34	26,044	24,714,111
Series 2004-4, Class A4	1.239	(a)	04/25/34	854	791,108
Series 2004-6, Class A3	1.239	(a)	07/25/34	3,378	3,180,755
Series 2004-7, Class A8	1.639	(a)	08/25/34	2,510	2,206,625
Series 2004-BNC1, Class A2	1.439	(a)	09/25/34	1,662	1,604,615
Series 2004-BNC1, Class A4	1.379	(a)	09/25/34	1,483	1,377,432
Series 2005-6, Class M2	1.219	(a)	07/25/35	17,361	15,742,115
Series 2005-7, Class M1	1.174	(a)	08/25/35	8,000	7,716,045
Series 2006-2, Class A3	0.619	(a)	04/25/36	5,489	4,878,970
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	1.789	(a)	04/25/33	502	488,570
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A(b)	4.250		04/25/46	6,250	6,249,350
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375		08/27/57	6,561	6,494,814
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625		10/25/57	29,777	29,523,108
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375		02/25/55	19,246	18,991,100
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1	0.739	(a)	04/25/34	400	376,734

					467,581,984

TOTAL ASSET-BACKED SECURITIES (cost $2,696,238,960)					2,706,057,598

See Notes to Financial Statements.

Prudential Total Return Bond Fund	21

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) 3.2%

Airlines
American Airlines, Inc.	3.250%	06/29/20		3,000	$2,980,314
US Airways, Inc.	3.500	05/23/19		2,040	2,037,450

					5,017,764

Automotive 0.1%
Chrysler Group LLC	3.250	12/31/18		2,326	2,324,086
Chrysler Group LLC	3.500	05/24/17		7,001	6,995,553

					9,319,639

Cable 0.2%
Charter Communications Operating LLC	3.000	07/01/20		3,132	3,123,193
Charter Communications Operating LLC	3.000	01/03/21		1,975	1,968,141
CSC Holdings LLC	3.131	04/17/20		2,487	2,484,882
Newsday LLC	3.935	10/12/16		5,000	4,993,750
Quebecor Media, Inc.	3.250	08/17/20		6,927	6,860,868
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500	06/30/23		4,347	4,335,776

					23,766,610

Capital Goods 0.1%
ADS Waste Holdings, Inc.	3.750	10/09/19		1,412	1,405,759
Generac Power Systems, Inc.	3.500	05/31/20		8,957	8,903,639

					10,309,398

Chemicals 0.2%
Axalta Coating Systems US Holdings	3.750	02/01/20		13,756	13,721,635
CeramTec GmbH (Germany)(b)	4.250	08/30/20	EUR	2,400	2,744,698
MacDermid, Inc.	5.500	06/07/20		12,879	12,617,157
OXEA Finance & CY SCA (Luxembourg)(b)	4.500	01/15/20	EUR	1,605	1,819,920

					30,903,410

Consumer 0.2%
Advantage Sales & Marketing, Inc.	4.250	07/23/21		2,955	2,922,681
Bombardier Recreational Products, Inc.	3.750	01/30/19		2,150	2,144,625
Motor Fuel Group (United Kingdom)	6.000	07/15/22	GBP	10,000	14,330,280

					19,397,586

Electric
Calpine Construction Finance Co. LP	3.000	05/04/20		1,084	1,063,079
Calpine Corp.	4.000	10/09/19		3,939	3,930,571

					4,993,650

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Energy - Refining
Western Refining, Inc.	4.250%	11/12/20	4,924	$4,856,722

Foods 0.1%
ARAMARK Corp.	3.250	02/24/21	5,671	5,676,367
B.C. Unlimited Liability Co.	3.750	12/10/21	5,367	5,372,464
Supervalu, Inc.	4.500	03/21/19	5,053	4,992,977

				16,041,808

Gaming
CCM Merger, Inc.	4.500	08/06/21	2,307	2,311,825

Healthcare & Pharmaceutical 0.5%
Capsugel Holdings US, Inc.	4.000	07/31/21	5,862	5,854,440
CHS Community Health Systems, Inc.	3.750	12/31/18	5,774	5,737,750
CHS Community Health Systems, Inc.	3.750	12/31/19	1,244	1,223,178
Community Health Systems, Inc.(b)	3.136	01/25/19	1,995	1,945,146
Grifols Worldwide OPS Ltd.	3.630	02/26/21	5,887	5,889,576
Mallinckrodt International Finance (Luxembourg)	3.500	03/19/21	4,851	4,782,399
Ortho Clinical Diagnostics, Inc.	4.750	06/30/21	2,211	2,095,027
RPI Finance Trust (Luxembourg)	3.250	11/09/18	746	744,774
RPI Finance Trust (Luxembourg)	3.500	11/09/20	5,002	5,014,666
Select Med Corp.(b)	6.000	03/03/21	16,525	16,669,594
Valeant Pharmaceuticals International, Inc. (Canada)	3.890	10/20/18	5,036	4,897,901
Valeant Pharmaceuticals International, Inc. (Canada)	4.750	08/05/20	3,956	3,843,955
Valeant Pharmaceuticals International, Inc. (Canada)	5.000	04/01/22	5,374	5,255,163

				63,953,569

Home Construction
Beazer Homes USA, Inc.	0.635	03/11/18	5,000	4,950,000

Machinery
Terex Corp.(b)	3.500	08/13/21	5,442	5,346,618

Media & Entertainment 0.1%
CBS Outdoor Americas CAP LLC	3.000	02/01/21	1,825	1,815,114
Nielsen Finance LLC	2.687	05/30/17	8,680	8,672,564
Tribune Media Co.	3.750	12/28/20	2,985	2,967,241

				13,454,919

See Notes to Financial Statements.

Prudential Total Return Bond Fund	23

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Packaging
Berry Plastics Group, Inc.	3.750%		01/06/21		908	$908,836

Restaurants
Landry’s Restaurants, Inc.	4.000		04/24/18		2,439	2,438,585

Retailers 0.3%
Douglas Holding AG (Germany)	6.000		08/13/22	EUR	6,000	6,897,169
Euro Garages (United Kingdom)	5.000		01/30/23	GBP	11,500	16,727,670
Rite Aid Corp.	4.875		06/21/21		11,500	11,514,375
Staples, Inc.	4.750		02/02/22		9,175	9,180,735

						44,319,949

Software 0.1%
Solera Holdings, Inc.	5.750		03/03/23		17,000	17,069,819

Supermarkets 0.1%
Albertsons Holdings LLC	5.500		08/25/21		10,823	10,851,231

Technology 1.0%
Action Nederland BV	4.750		02/25/22	EUR	12,599	14,502,880
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250		02/01/23		29,775	29,791,555
BMC Software Finance, Inc.	5.000		09/10/20		7,196	6,201,857
CDW Corp.	3.250		04/29/20		3,192	3,188,285
First Data Corp.	4.131		09/24/18		2,100	2,099,563
First Data Corp.	4.439		03/24/21		5,698	5,708,058
NXP BV (Netherlands)	3.250		01/10/20		3,915	3,903,933
NXP BV (Netherlands)	3.750		12/07/20		8,479	8,502,601
ON Semiconductor Corp.	5.250		03/31/23		18,025	18,106,112
TransUnion LLC	3.500		04/09/21		8,231	8,184,729
Vantiv LLC	2.631		06/13/19		5,019	4,968,562
Western Digital Corp.	—	(p)	04/28/23		14,450	14,206,156
Western Digital Corp.	4.500		04/29/23	EUR	14,000	15,760,260

						135,124,551

Telecommunications 0.1%
LTS Buyer LLC	4.000		04/13/20		3,990	3,981,433
SBA Senior Finance II LLC	3.250		03/24/21		4,913	4,901,447
SBA Senior Finance II LLC	3.250		06/10/22		4,963	4,943,891
Zayo Group LLC	3.750		05/06/21		1,737	1,735,148

						15,561,919

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Transportation 0.1%
XPO Logistics, Inc.	5.500%		11/01/21	6,484	$6,512,116

TOTAL BANK LOANS (cost $445,861,084)					447,410,524

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.7%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	6.026	(a)	05/10/45	2,609	2,607,255
Series 2006-5, Class AM	5.448		09/10/47	19,570	19,770,152
Series 2006-6, Class A3	5.369		10/10/45	96	96,456
Series 2006-6, Class A4	5.356		10/10/45	1,110	1,116,294
Series 2007-2, Class A1A	5.739	(a)	04/10/49	5,796	5,932,020
Series 2007-3, Class A5	5.377		06/10/49	800	826,044
Series 2007-5, Class A1A	5.361		02/10/51	2,808	2,925,480
Series 2007-5, Class AM	5.772	(a)	02/10/51	12,514	12,903,776
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ	5.516	(a)	11/10/42	213	213,083
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33	31,000	32,666,675
BBCMS Trust, Series 2015-RRI, Class XCP, IO, 144A	0.741	(a)	05/15/32	324,000	2,475,360
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	(a)	12/11/49	48,872	49,650,271
CD Mortgage Trust, Series 2006-CD2, Class AM	5.531	(a)	01/15/46	125	124,989
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.283	(a)	12/15/27	5,272	5,192,169
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM	5.462		10/15/49	7,085	7,165,221
Series 2014-GC21, Class A4	3.575		05/10/47	11,690	12,498,877
Series 2014-GC25, Class A3	3.372		10/10/47	10,000	10,504,488
Series 2015-P1, Class XB, IO	0.053	(a)	09/15/48	58,898	223,459
Series 2016-GC37, Class A4	3.314		04/10/49	22,150	22,902,303
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223		08/15/48	1,239	1,250,909
Commercial Mortgage Trust, Series 2006-C7, Class AM	6.032	(a)	06/10/46	10,357	10,352,012
Series 2006-C8, Class AM	5.347		12/10/46	10,700	10,846,383
Series 2007-GG9, Class AM	5.475		03/10/39	18,669	19,019,451
Series 2012-CR5, Class A3	2.540		12/10/45	3,000	3,029,246
Series 2013-CR7, Class A3	2.929		03/10/46	9,800	10,156,853
Series 2013-LC6, Class XA, IO	1.872	(a)	01/10/46	61,908	3,986,721
Series 2014-UBS3, Class A3	3.546		06/10/47	12,500	13,262,414

See Notes to Financial Statements.

Prudential Total Return Bond Fund	25

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-UBS3, Class XB, IO, 144A	0.457	%(a)	06/10/47	130,681	$3,210,192
Series 2014-UBS4, Class A4	3.420		08/10/47	10,300	10,821,221
Series 2014-UBS6, Class A4	3.378		12/10/47	14,000	14,686,580
Series 2015-CR27, Class A4	3.612		10/10/48	50,000	53,300,635
Series 2015-DC1, Class XA, IO	1.327	(a)	02/10/48	125,603	8,605,984
Series 2015-LC21, Class A4	3.708		07/10/48	15,100	16,210,504
Series 2015-PC1, Class A5	3.902		07/10/50	29,800	32,374,198
Series 2016-DC2, Class A5	3.765		02/10/49	34,600	37,298,049
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953		09/15/37	56,050	59,821,593
Series 2015-DEAL, Class XCP, IO, 144A	1.618	(a)	04/15/29	69,222	414,640
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XB, IO	0.250		08/15/48	86,961	1,626,171
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(a)	09/10/35	30,650	30,813,809
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829		01/25/25	11,400	11,842,265
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.169	(a)	01/25/20	261,941	8,087,364
Series K007, Class X1, IO	1.331	(a)	04/25/20	20,782	686,315
Series K008, Class X1, IO	1.797	(a)	06/25/20	98,724	4,888,658
Series K009, Class X1, IO	1.599	(a)	08/25/20	3,622	168,717
Series K014, Class X1, IO	1.387	(a)	04/25/21	12,494	644,858
Series K015, Class X1, IO	1.793	(a)	07/25/21	1,416	98,024
Series K019, Class X1, IO	1.843	(a)	03/25/22	131,664	10,678,415
Series K020, Class X1, IO	1.586	(a)	05/25/22	48,189	3,474,048
Series K021, Class X1, IO	1.622	(a)	06/25/22	222,373	16,281,294
Series K024, Class X1, IO	1.006	(a)	09/25/22	66,826	2,977,934
Series K025, Class X1, IO	1.015	(a)	10/25/22	30,362	1,389,842
Series K026, Class X1, IO	1.161	(a)	11/25/22	108,889	5,923,610
Series K027, Class X1, IO	0.948	(a)	01/25/23	271,841	11,765,782
Series K032, Class X1, IO	0.233	(a)	05/25/23	256,511	1,940,040
Series K038, Class X1, IO	1.348	(a)	03/25/24	160,694	11,776,732
Series K043, Class X1, IO	0.677	(a)	12/25/24	76,772	3,057,394
Series K044, Class X1, IO	0.882	(a)	01/25/25	447,158	23,409,738
Series K052, Class X1, IO	0.813	(a)	11/25/25	315,651	15,700,545
Series K501, Class X1A, IO	1.665	(a)	08/25/16	10,169	7,959
Series K702, Class X1, IO	1.617	(a)	02/25/18	10,324	231,242
Series K703, Class X1, IO	2.188	(a)	05/25/18	8,807	309,897
Series K710, Class X1, IO	1.895	(a)	05/25/19	30,642	1,375,155
Series K711, Class X1, IO	1.820	(a)	07/25/19	46,894	2,052,476
Series K718, Class X1, IO	0.771	(a)	01/25/22	294,001	9,174,144

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series KAIV, Class X1, IO	1.335	%(a)	06/25/21	2,028	$106,788
Series Q001, Class XA, IO	2.355	(a)	02/25/32	30,678	5,534,330
Series Q002, Class XA, IO	1.225	(a)	07/25/33	39,644	3,896,811
Freddie Mac Mortgage Trust, Series 2012-K19, Class B, 144A	4.173	(a)	05/25/45	5,045	5,336,232
Series 2013-K27, Class X2A, IO, 144A	0.100		01/25/46	1,356,830	7,334,618
Series 2013-K32, Class X2A, IO, 144A	0.100		10/25/46	1,229,836	6,669,156
GE Business Loan Trust, Series 2007-1A, Class A, 144A	0.603	(a)	04/16/35	2,927	2,687,737
GS Mortgage Securities Trust, Series 2013-GC16, Class XA, IO	1.684	(a)	11/10/46	37,211	2,253,184
Series 2013-GCJ12, Class A3	2.860		06/10/46	11,400	11,753,805
Series 2013-GCJ14, Class XA, IO	1.001	(a)	08/10/46	224,796	8,705,361
Series 2014-GC20, Class A2	3.002		04/10/47	3,500	3,608,914
Series 2014-GC22, Class XB, IO	0.410	(a)	06/10/47	37,110	878,108
Series 2015-GC28, Class XB, IO	0.493	(a)	02/10/48	43,393	1,255,802
Series 2015-GC32, Class XB, IO	0.010	(a)	07/10/48	60,188	44,930
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195	(a)	03/05/23	525,000	7,985,355
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677		12/15/47	108	108,108
Series 2012-LC9, Class A4	2.611		12/15/47	4,000	4,069,827
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	(a)	01/12/37	186	185,400
Series 2007-LD12, Class A3	6.135	(a)	02/15/51	102	102,200
Series 2008-C2, Class A1A	5.998		02/12/51	8,833	8,977,682
Series 2012-CBX, Class A3	3.139		06/15/45	1,935	1,968,170
Series 2013-C10, Class A4	2.875		12/15/47	11,000	11,354,429
Series 2013-C13, Class A3	3.525		01/15/46	3,000	3,128,838
Series 2013-LC11, Class A4	2.694		04/15/46	11,400	11,626,698
Series 2014-C18, Class A2	2.879		02/15/47	3,500	3,602,641
Series 2014-C20, Class A3A1	3.472		07/15/47	5,042	5,272,318
Series 2014-C21, Class A4	3.493		08/15/47	9,800	10,431,150
Series 2014-C23, Class XA, IO	1.019	(a)	09/15/47	77,536	3,146,605
Series 2014-C24, Class A3	3.098		11/15/47	8,040	8,263,038
Series 2014-C25, Class A4A1	3.408		11/15/47	7,800	8,224,882
Series 2014-C25, Class XB, IO	0.250	(a)	11/15/47	51,813	580,399
Series 2014-C26, Class A3	3.231		01/15/48	11,650	12,148,086
Series 2015-C28, Class A4	3.227		10/15/48	35,300	36,496,003

See Notes to Financial Statements.

Prudential Total Return Bond Fund	27

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2015-C29, Class XA, IO	1.096	%(a)	05/15/48	52,513	$2,413,695
Series 2015-C29, Class XB, IO	0.224	(a)	05/15/48	54,147	488,200
Series 2015-C32, Class XB, IO	0.430	(a)	11/15/48	57,408	1,363,096
Series 2015-FL7, Class B, 144A	2.233	(a)	05/15/28	40,000	39,556,108
Series 2015-SGP, Class XCP, IO, 144A	0.597	(a)	01/15/18	720,000	7,166,376
Series 2016-C1, Class A5	3.576		03/15/49	38,680	40,961,795
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493	(a)	02/15/40	22,091	22,427,538
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.921	(a)	05/12/39	1,690	1,688,215
Series 2007-C1, Class A3	6.026	(a)	06/12/50	166	166,320
Series 2007-C1, Class ASB	6.026	(a)	06/12/50	328	330,238
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	6.103	(a)	06/12/46	60	59,940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.894	(a)	08/15/45	56,883	3,599,012
Series 2013-C7, Class A3	2.655		02/15/46	10,000	10,181,177
Series 2013-C8, Class A3	2.863		12/15/48	3,400	3,490,006
Series 2013-C9, Class A3	2.834		05/15/46	5,900	6,068,407
Series 2015-C24, Class A3	3.479		05/15/48	8,425	8,903,402
Series 2015-C24, Class XA, IO	0.984	(a)	05/15/48	169,474	9,251,796
Series 2015-C25, Class A5	3.635		10/15/48	20,000	21,297,204
Morgan Stanley Capital I Trust, Series 2005-T19, Class AJ	4.985	(a)	06/12/47	5	5,178
Series 2007-HQ11, Class A31	5.439		02/12/44	246	245,467
Series 2007-IQ14, Class AAB	9.336	(a)	04/15/49	794	799,460
Series 2015-XLF1, Class B, 144A	2.187	(a)	08/14/31	5,200	5,177,727
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298		02/05/30	28,300	28,449,379
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533		12/10/45	4,150	4,247,667
Series 2012-C4, Class A4	2.792		12/10/45	5,200	5,322,543
Series 2013-C5, Class A3	2.920		03/10/46	9,100	9,372,617
Series 2013-C5, Class XA, IO, 144A	1.210	(a)	03/10/46	15,223	818,213
Series 2013-C5, Class XB, IO, 144A	0.576	(a)	03/10/46	96,528	2,727,370
Series 2013-C6, Class A3	2.971		04/10/46	9,500	9,809,477
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.465	(a)	10/15/44	131	130,977
Series 2006-C27, Class A3	5.765	(a)	07/15/45	5,277	5,268,991
Series 2007-C31, Class AM	5.591	(a)	04/15/47	6,895	7,071,625
Series 2007-C32, Class APB	5.889	(a)	06/15/49	485	485,236

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, (cont’d.)
Series 2007-C33, Class A4	6.147	%(a)	02/15/51		5,317	$5,476,053
Series 2007-C33, Class AM	6.147	(a)	02/15/51		9,225	9,528,302
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, IO, 144A	2.206	(a)	10/15/45		46,030	3,816,641
Series 2013-LC12, Class A3	3.986		07/15/46		6,900	7,572,754
Series 2013-LC12, Class A3FL, 144A	1.483	(a)	07/15/46		27,500	27,587,585
Series 2014-LC16, Class A4	3.548		08/15/50		5,910	6,286,777
Series 2015-NXS1, Class XB, IO	0.495	(a)	05/15/48		24,936	935,765
Series 2015-NXS2, Class A4	3.498		07/15/58		13,700	14,452,927

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,201,333,401)						1,211,563,246

CORPORATE BONDS 45.3%

Aerospace & Defense 0.3%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050		06/15/25		3,300	3,300,000
Harris Corp., Sr. Unsec’d. Notes(c)	3.832		04/27/25		2,700	2,813,883
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100		01/15/23		8,620	9,033,967
Sr. Unsec’d. Notes(c)	3.550		01/15/26		9,880	10,591,410
Raytheon Co., Sr. Unsec’d. Notes	3.150		12/15/24		3,390	3,584,508
United Technologies Corp., Sr. Unsec’d. Notes	1.125		12/15/21	EUR	7,800	9,120,834

						38,444,602

Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	2.850		08/09/22		6,925	7,184,556
Gtd. Notes	9.950		11/10/38		1,086	1,962,271
Gtd. Notes	10.200		02/06/39		103	188,214
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950		06/15/25		24,630	26,993,544
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050		02/11/18		9,975	10,031,040
Reynolds American, Inc., Gtd. Notes(c)	2.300		08/21/17		2,075	2,100,983
Gtd. Notes	3.500		08/04/16		340	342,302
Gtd. Notes	4.000		06/12/22		17,255	18,763,846
Gtd. Notes	8.125		06/23/19		305	363,809

						67,930,565

See Notes to Financial Statements.

Prudential Total Return Bond Fund	29

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines 0.5%
American Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.000%	07/15/25	6,815	$7,011,303
Series 2013-2, Class A, Pass-Through Certificates	4.950	01/15/23	8,712	9,354,969
Series 2014-1, Class A, Pass-Through Certificates	3.700	10/01/26	2,832	2,888,144
Series 2015-1, Class A, Pass-Through Certificates	3.375	05/01/27	11,581	11,711,293
Series 2015-2, Class AA, Pass-Through Certificates(c)	3.600	09/22/27	12,525	12,947,719
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703	06/15/21	3	2,606
Series 2007-1, Class A, Pass-Through Certificates	5.983	04/19/22	386	426,730
Series 2010-1, Class A, Pass-Through Certificates	4.750	01/12/21	331	350,582
Series 2012-1, Class A, Pass-Through Certificates	4.150	04/11/24	2,514	2,614,991
Series 2012-2, Class A, Pass-Through Certificates	4.000	10/29/24	850	880,043
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821	08/10/22	1,572	1,811,705
Series 2009-1, Class A, Pass-Through Certificates	7.750	12/17/19	755	849,481
Series 2010-2, Class A, Pass-Through Certificates	4.950	05/23/19	827	871,826
Series 2011-1, Class A, Pass-Through Certificates	5.300	04/15/19	602	640,091
Series 2012-1, Class A, Pass-Through Certificates	4.750	05/07/20	1,369	1,451,050
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	9,310	9,464,881
United Airlines Pass-Through Trust, Series 2015-1, Class AA, Pass-Through Certificates	3.450	12/01/27	11,120	11,314,600
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates(c)	4.625	06/03/25	2,060	2,204,666

				76,796,680

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Auto Manufacturers 1.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%		01/11/18	800	$805,392
Gtd. Notes, 144A(d)	2.250		03/02/20	20,605	20,775,527
Ford Holdings LLC, Gtd. Notes	9.375		03/01/20	3,300	4,023,218
Ford Motor Co., Sr. Unsec’d. Notes(c)	4.750		01/15/43	12,780	13,285,960
Sr. Unsec’d. Notes	6.375		02/01/29	2,595	3,085,240
Sr. Unsec’d. Notes	6.625		10/01/28	6,834	8,560,077
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.154	(a)	09/08/17	200	199,146
Sr. Unsec’d. Notes	2.375		01/16/18	5,290	5,354,427
Sr. Unsec’d. Notes	2.459		03/27/20	16,095	16,201,243
Sr. Unsec’d. Notes(c)	3.000		06/12/17	2,588	2,629,061
Sr. Unsec’d. Notes	3.096		05/04/23	22,490	22,490,000
Sr. Unsec’d. Notes(c)	3.219		01/09/22	12,975	13,378,432
Sr. Unsec’d. Notes(c)	4.134		08/04/25	3,145	3,332,225
Sr. Unsec’d. Notes	4.250		02/03/17	8,770	8,956,555
Sr. Unsec’d. Notes	5.000		05/15/18	600	638,182
General Motors Co., Sr. Unsec’d. Notes	4.000		04/01/25	5,560	5,623,267
Sr. Unsec’d. Notes	4.875		10/02/23	3,725	3,987,650
Sr. Unsec’d. Notes	6.250		10/02/43	3,990	4,496,598
Sr. Unsec’d. Notes	6.600		04/01/36	4,470	5,230,481
General Motors Financial Co. Inc., Gtd. Notes	3.150		01/15/20	7,490	7,627,981
Gtd. Notes	3.450		04/10/22	27,425	27,526,335
Gtd. Notes(c)	5.250		03/01/26	5,785	6,346,232
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.150		02/26/20	12,370	12,468,329
Gtd. Notes, MTN, 144A	2.700		03/15/17	650	659,168
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(c)	4.125		12/15/18	6,221	6,392,077
Gtd. Notes, 144A(c)	4.250		11/15/19	2,165	2,235,363

					206,308,166

Auto Parts & Equipment 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes(c)	6.625		10/15/22	4,689	4,958,617
Dana Holding Corp., Sr. Unsec’d. Notes(c)	5.375		09/15/21	725	741,313
Sr. Unsec’d. Notes(c)	5.500		12/15/24	1,500	1,458,750

See Notes to Financial Statements.

Prudential Total Return Bond Fund	31

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Goodyear Tire & Rubber Co. (The), Gtd. Notes(c)	5.125%		11/15/23		4,225	$4,362,313
Lear Corp., Gtd. Notes	4.750		01/15/23		3,000	3,105,000
Gtd. Notes	5.250		01/15/25		4,600	4,887,500
Gtd. Notes	5.375		03/15/24		11,650	12,378,125
Meritor, Inc., Gtd. Notes(c)	6.250		02/15/24		4,000	3,570,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250		11/15/19		300	312,750
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.500		04/29/22		2,000	2,047,460

						37,821,828

Banks 11.7%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes(c)	2.375		03/16/20		21,490	21,607,572
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375		04/06/23		4,841	6,464,463
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, RegS	0.500		08/28/20	ZAR	52,000	2,498,659
Sr. Unsec’d. Notes	0.500		07/30/20	ZAR	53,000	2,565,438
Sr. Unsec’d. Notes	0.500		09/28/20	ZAR	46,000	2,193,097
Sr. Unsec’d. Notes	5.593		07/16/18		2,001	2,197,228
Sr. Unsec’d. Notes	5.820		06/16/28		5,734	7,614,758
Sr. Unsec’d. Notes	6.220		08/15/27		2,520	3,430,703
Sr. Unsec’d. Notes	6.375		10/01/28		1,560	2,166,684
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250		04/01/23		2,532	2,645,940
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.529	(a)	04/11/17		1,400	1,396,500
Bank of America Corp., Jr. Sub. Notes	5.125	(a)	12/31/49		2,225	2,083,156
Jr. Sub. Notes(c)	6.300	(a)	12/31/49		7,935	8,311,912
Jr. Sub. Notes	8.125	(a)	12/29/49		5,000	4,912,500
Jr. Sub. Notes, Series K	8.000	(a)	12/29/49		1,500	1,462,500
Sr. Unsec’d. Notes	0.890	(a)	10/14/16		1,200	1,198,273
Sr. Unsec’d. Notes	5.700		01/24/22		16,270	18,695,922
Sr. Unsec’d. Notes	5.875		01/05/21		3,620	4,145,327
Sr. Unsec’d. Notes	6.000		09/01/17		1,265	1,336,503
Sr. Unsec’d. Notes	7.625		06/01/19		3,235	3,751,293
Sr. Unsec’d. Notes, GMTN(c)	3.500		04/19/26		13,235	13,376,866
Sr. Unsec’d. Notes, MTN	3.875		08/01/25		9,950	10,332,577

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	3,125	$3,282,778
Sr. Unsec’d. Notes, MTN	4.125		01/22/24	15,785	16,735,147
Sr. Unsec’d. Notes, MTN	5.000		05/13/21	1,345	1,494,583
Sr. Unsec’d. Notes, MTN	5.650		05/01/18	2,000	2,147,772
Sr. Unsec’d. Notes, Series 1	3.750		07/12/16	735	739,008
Sub. Notes, GMTN	4.450		03/03/26	25,380	26,262,082
Sub. Notes, MTN	3.950		04/21/25	19,960	19,933,114
Sub. Notes, MTN(c)	4.000		01/22/25	31,900	31,948,073
Sub. Notes, MTN	4.200		08/26/24	18,410	18,749,094
Sub. Notes, MTN(c)	4.250		10/22/26	6,865	7,016,504
Bank of America NA, Sr. Unsec’d. Notes	2.050		12/07/18	2,000	2,020,530
Sub. Notes	5.300		03/15/17	250	258,463
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	1.250		03/14/19	2,500	2,510,000
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(c)	3.000		02/24/25	15,120	15,508,614
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	0.939	(a)	04/11/17	3,600	3,598,373
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(c)	2.000		03/16/18	8,515	8,462,752
Sr. Unsec’d. Notes	3.250		01/12/21	7,920	7,976,351
Sr. Unsec’d. Notes(c)	3.650		03/16/25	13,965	13,402,350
Sr. Unsec’d. Notes	4.375		01/12/26	8,200	8,262,541
BB&T Corp., Sr. Unsec’d. Notes, MTN(c)	2.450		01/15/20	12,210	12,507,997
BBVA Bancomer SA (Mexico), Sub. Notes, RegS	6.500		03/10/21	2,400	2,621,040
BNP Paribas SA (France), Sr. Unsec’d. Notes(c)	2.375		05/21/20	9,010	9,126,319
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850		04/01/21	9,550	9,850,357
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950		07/23/21	8,385	8,507,019
Capital One Financial Corp., Sr. Unsec’d. Notes(c)	3.200		02/05/25	18,610	18,491,212
Sr. Unsec’d. Notes	3.750		04/24/24	3,100	3,203,242
Sr. Unsec’d. Notes	5.250		02/21/17	1,750	1,800,834
Sub. Notes	4.200		10/29/25	11,085	11,329,413
Sub. Notes	6.150		09/01/16	150	152,415
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(c)	5.500		02/15/19	11,000	11,522,500
Sr. Unsec’d. Notes, 144A(c)	6.625		04/01/18	5,000	5,268,750
Sr. Unsec’d. Notes	4.250		08/15/17	1,200	1,217,250
Sr. Unsec’d. Notes(c)	5.000		05/15/17	5,627	5,743,057
Sr. Unsec’d. Notes(c)	5.000		08/15/22	3,650	3,823,375

See Notes to Financial Statements.

Prudential Total Return Bond Fund	33

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%		01/17/23	1,800	$2,144,639
Sr. Unsec’d. Notes, EMTN, RegS	6.875		01/21/18	3,430	3,696,185
Citigroup, Inc., Jr. Sub. Notes	5.950	(a)	12/31/49	51,035	49,376,362
Jr. Sub. Notes(c)	6.125	(a)	12/31/49	6,590	6,697,087
Sr. Unsec’d. Notes	1.298	(a)	11/15/16	2,100	2,101,875
Sr. Unsec’d. Notes(c)	3.300		04/27/25	13,325	13,428,802
Sr. Unsec’d. Notes	3.400		05/01/26	20,000	20,070,860
Sr. Unsec’d. Notes(c)	3.700		01/12/26	8,825	9,098,990
Sr. Unsec’d. Notes	3.750		06/16/24	1,890	1,968,501
Sr. Unsec’d. Notes	4.500		01/14/22	3,085	3,368,866
Sr. Unsec’d. Notes	8.125		07/15/39	2,400	3,679,591
Sub. Notes(c)	4.000		08/05/24	14,400	14,749,315
Sub. Notes(c)	4.050		07/30/22	9,835	10,295,209
Sub. Notes(c)	4.300		11/20/26	5,900	6,039,181
Sub. Notes	4.400		06/10/25	2,525	2,606,085
Sub. Notes	4.450		09/29/27	14,585	14,859,373
Citizens Bank NA/Providence RI, Sr. Unsec’d. Notes, MTN	2.300		12/03/18	5,760	5,795,556
Sr. Unsec’d. Notes, MTN	2.500		03/14/19	5,770	5,835,201
Compass Bank, Sr. Unsec’d. Notes	1.850		09/29/17	5,130	5,104,371
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	8.125		06/04/19	2,745	3,252,825
Credit Agricole SA (France), Jr. Sub. Notes, RegS	7.875	(a)	12/31/49	1,000	960,512
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750		03/26/20	1,931	1,917,041
Gtd. Notes(c)	3.800		09/15/22	4,800	4,854,797
Gtd. Notes(c)	4.875		05/15/45	4,890	4,956,778
Gtd. Notes, 144A	3.450		04/16/21	5,519	5,576,077
Gtd. Notes, 144A	4.550		04/17/26	15,020	15,334,954
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	1.700		04/27/18	19,535	19,521,697
Sr. Unsec’d. Notes, MTN	1.750		01/29/18	7,365	7,390,910
Sr. Unsec’d. Notes, MTN	3.625		09/09/24	3,450	3,578,098
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875		02/13/18	18,380	18,356,161
Sr. Unsec’d. Notes, MTN(c)	3.700		05/30/24	4,775	4,776,900
Discover Bank, Sr. Unsec’d. Notes	2.000		02/21/18	3,575	3,573,785

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Discover Bank, (cont’d.)
Sr. Unsec’d. Notes	4.200%		08/08/23		4,580	$4,797,028
Sr. Unsec’d. Notes	4.250		03/13/26		675	696,481
Sub. Notes	7.000		04/15/20		6,980	7,911,446
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000		09/26/20		2,855	2,933,855
Fifth Third Bank, Sr. Unsec’d. Notes	1.450		02/28/18		7,900	7,890,030
Sr. Unsec’d. Notes	2.375		04/25/19		1,105	1,122,993
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	(a)	12/31/49		17,210	16,616,255
Sr. Unsec’d. Notes	2.550		10/23/19		5,300	5,380,841
Sr. Unsec’d. Notes	3.500		01/23/25		19,430	19,649,112
Sr. Unsec’d. Notes(c)	3.625		01/22/23		810	839,423
Sr. Unsec’d. Notes(c)	3.750		02/25/26		8,495	8,737,439
Sr. Unsec’d. Notes	5.750		01/24/22		16,755	19,283,145
Sr. Unsec’d. Notes	6.150		04/01/18		875	945,449
Sr. Unsec’d. Notes	6.250		09/01/17		840	891,455
Sr. Unsec’d. Notes	6.250		02/01/41		2,305	2,935,127
Sr. Unsec’d. Notes, MTN	3.850		07/08/24		5,040	5,244,594
Sr. Unsec’d. Notes, MTN	4.000		03/03/24		4,505	4,753,113
Sr. Unsec’d Notes, MTN(c)	4.800		07/08/44		5,220	5,606,572
Sr. Unsec’d. Notes, MTN	6.000		06/15/20		4,520	5,148,339
Sub. Notes(c)	5.150		05/22/45		12,425	12,775,932
Sub. Notes	6.750		10/01/37		7,405	8,976,911
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875		01/14/22		450	494,807
Sub. Notes	4.250		03/14/24		7,185	7,346,195
Sr. Unsec’d. Notes	5.100		04/05/21		230	255,176
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	(a)	08/29/49		900	902,700
ICICI Bank Ltd./Hong Kong (India), Sr. Unsec’d. Notes, RegS	5.750		11/16/20		3,215	3,602,044
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.000		06/15/25		9,504	13,055,550
Sr. Unsec’d. Notes, EMTN	1.000		03/28/18		3,253	3,235,242
Sr. Unsec’d. Notes, EMTN	1.000		06/19/18		7,189	7,105,025
Unsec’d. Notes, EMTN	1.000		02/27/18		7,512	7,461,001
Unsec’d. Notes, EMTN	1.000		04/16/18		5,637	5,578,995
Unsec’d. Notes, EMTN, RegS	0.500		10/30/20	ZAR	53,000	2,515,101
Unsec’d. Notes, EMTN, RegS	0.500		11/30/20	ZAR	47,000	2,213,006

See Notes to Financial Statements.

Prudential Total Return Bond Fund	35

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Inter-American Development Bank (Supranational Bank), (cont’d.)
Unsec’d. Notes, MTN	6.290%		07/16/27		2,756	$3,736,803
Unsec’d. Notes, MTN	6.750		07/15/27		5,750	8,048,079
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	2.500		07/29/25		2,000	2,083,368
Sr. Unsec’d. Notes, EMTN	0.510		10/12/17		10,000	9,888,600
Unsec’d. Notes, EMTN	0.500		02/07/23		7,000	6,411,923
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000		06/04/18		3,024	2,973,805
Sr. Unsec’d. Notes, GMTN	5.280		11/21/18	HKD	3,000	422,249
Sr. Unsec’d. Notes, GMTN	7.250		01/18/17	ZAR	34,000	2,357,483
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	(a)	12/31/49		21,720	21,720,000
Jr. Sub. Notes	7.900	(a)	04/29/49		5,885	5,918,103
Sr. Unsec’d. Notes(d)	2.250		01/23/20		22,900	23,067,674
Sr. Unsec’d. Notes	2.550		10/29/20		18,020	18,276,046
Sr. Unsec’d. Notes(c)(d)	3.125		01/23/25		20,770	20,826,515
Sr. Unsec’d. Notes(c)	3.150		07/05/16		3,355	3,369,118
Sr. Unsec’d. Notes	3.200		01/25/23		8,265	8,491,940
Sr. Unsec’d. Notes	3.250		09/23/22		8,770	9,106,645
Sr. Unsec’d. Notes	3.300		04/01/26		30,910	31,300,146
Sr. Unsec’d. Notes	4.250		10/15/20		5,160	5,581,474
Sr. Unsec’d. Notes	4.350		08/15/21		2,240	2,452,063
Sr. Unsec’d. Notes	4.400		07/22/20		2,400	2,605,546
Sr. Unsec’d. Notes(c)	4.500		01/24/22		3,350	3,699,613
Sr. Unsec’d. Notes	5.600		07/15/41		830	1,029,668
Sub. Notes(c)	3.375		05/01/23		2,775	2,806,099
Sub. Notes	3.875		09/10/24		18,900	19,528,954
Sub. Notes(c)	4.950		06/01/45		8,630	9,333,673
KeyBank NA, Sr. Unsec’d. Notes	1.650		02/01/18		3,350	3,354,184
Sr. Unsec’d. Notes(d)	2.250		03/16/20		13,730	13,712,398
Sr. Unsec’d. Notes	2.500		12/15/19		5,750	5,830,805
KeyCorp, Sr. Unsec’d. Notes, MTN(c)	5.100		03/24/21		560	623,875
Lloyds Bank PLC (United Kingdom), Gtd. Notes(c)	3.500		05/14/25		21,195	22,231,584
Gtd. Notes	4.200		03/28/17		1,975	2,027,699
Gtd. Notes, MTN, 144A	5.800		01/13/20		6,330	7,156,147

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	18,295	$18,016,989
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850		03/21/18	2,700	2,705,216
Morgan Stanley, Jr. Sub. Notes	5.450	(a)	12/31/49	2,725	2,595,563
Jr. Sub. Notes, Series J(c)	5.550	(a)	12/31/49	4,810	4,761,900
Sr. Unsec’d. Notes	1.875		01/05/18	8,445	8,482,099
Sr. Unsec’d. Notes	3.750		02/25/23	6,575	6,852,906
Sr. Unsec’d. Notes	5.750		01/25/21	2,920	3,327,366
Sr. Unsec’d. Notes, GMTN	3.700		10/23/24	5,000	5,157,550
Sr. Unsec’d. Notes, GMTN(c)	3.875		01/27/26	17,100	17,743,576
Sr. Unsec’d. Notes, GMTN	5.450		01/09/17	1,635	1,682,628
Sr. Unsec’d. Notes, GMTN	5.500		07/28/21	5,485	6,231,163
Sr. Unsec’d. Notes, GMTN	6.625		04/01/18	3,200	3,490,803
Sr. Unsec’d. Notes, MTN(c)	4.300		01/27/45	7,500	7,616,640
Sr. Unsec’d. Notes, MTN	5.625		09/23/19	2,530	2,815,966
Sr. Unsec’d. Notes, MTN	5.750		10/18/16	1,800	1,838,392
Sr. Unsec’d. Notes, MTN	6.250		08/28/17	4,640	4,921,894
Sr. Unsec’d. Notes, MTN	6.375		07/24/42	2,360	3,118,410
Sub. Notes, GMTN	4.350		09/08/26	15,545	16,062,975
Sub. Notes, MTN(c)	3.950		04/23/27	16,340	16,316,078
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.300		10/10/18	8,280	8,446,296
Sr. Unsec’d. Notes	2.400		10/26/22	27,750	27,885,059
Sr. Unsec’d. Notes	4.375		02/11/20	16,935	18,460,556
Northern Trust Corp., Sub. Notes(c)	3.950		10/30/25	3,010	3,286,008
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	0.750		12/15/16	2,000	1,999,720
People’s United Bank, Sub. Notes	4.000		07/15/24	1,750	1,728,701
PNC Bank NA, Sr. Unsec’d. Notes	2.950		02/23/25	22,375	22,565,098
Sub. Notes(c)	2.950		01/30/23	10,835	10,913,792
Sub. Notes(c)	4.200		11/01/25	1,450	1,602,788
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854		11/09/22	1,600	1,623,256
Sub. Notes(c)	3.900		04/29/24	2,715	2,878,495
Santander Bank NA, Sr. Unsec’d. Notes	2.000		01/12/18	8,825	8,789,426
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875		10/16/20	8,520	8,479,428

See Notes to Financial Statements.

Prudential Total Return Bond Fund	37

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49	13,075	$13,323,425
Jr. Sub. Notes	4.956		03/15/18	1,375	1,441,011
Sr. Unsec’d. Notes(c)	3.300		12/16/24	10,830	11,374,901
Sr. Unsec’d. Notes	3.700		11/20/23	5,105	5,556,461
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450		01/10/19	1,225	1,243,374
Gtd. Notes	2.450		01/16/20	10,750	10,893,029
Gtd. Notes	3.000		01/18/23	5,125	5,180,688
Gtd. Notes, GMTN(c)	2.250		07/11/19	2,560	2,581,486
SunTrust Bank, Inc., Sr. Unsec’d. Notes	2.500		05/01/19	7,830	7,963,337
SunTrust Bank, Sr. Unsec’d. Notes	2.750		05/01/23	3,675	3,622,036
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	1.800		03/26/18	13,675	13,727,690
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A(c)	4.125		04/15/26	28,515	29,289,382
US Bancorp, Sub. Notes, MTN	2.950		07/15/22	1,750	1,802,810
Sub. Notes, MTN(c)	3.600		09/11/24	12,170	12,839,313
Wells Fargo & Co., Jr. Sub. Notes(c)	7.980	(a)	03/29/49	2,400	2,496,000
Sr. Unsec’d. Notes(c)	2.500		03/04/21	6,960	7,071,040
Sr. Unsec’d. Notes	3.000		04/22/26	17,540	17,496,273
Sr. Unsec’d. Notes, MTN	3.000		02/19/25	12,000	12,037,920
Sr. Unsec’d. Notes, MTN(c)	3.300		09/09/24	6,650	6,853,556
Sr. Unsec’d. Notes, MTN(c)	3.500		03/08/22	3,970	4,218,736
Sub. Notes	4.480		01/16/24	4,360	4,719,722
Sub. Notes, GMTN(c)	4.900		11/17/45	11,940	12,910,292
Sub. Notes, MTN(c)	4.100		06/03/26	4,790	5,038,908
Sub. Notes, MTN	4.125		08/15/23	14,485	15,500,138

					1,633,278,290

Beverages 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(d)	4.700		02/01/36	25,475	27,860,301
Gtd. Notes(c)	4.900		02/01/46	6,785	7,694,583
Anheuser-Busch InBev Worldwide,Inc. (Belgium),
Gtd. Notes	8.000		11/15/39	1,880	2,882,096
Gtd. Notes	8.200		01/15/39	450	697,934
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, RegS	4.750		10/01/18	4,300	4,498,221
Sr. Unsec’d. Notes, 144A	4.750		10/01/18	1,275	1,333,775

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Beverages (cont’d.)
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%	01/01/20		11,450	$11,993,875
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A(c)	5.000	10/01/23		1,935	2,088,231

					59,049,016

Biotechnology 0.4%
Amgen, Inc., Sr. Unsec’d. Notes(c)	4.400	05/01/45		14,320	14,875,244
Sr. Unsec’d. Notes	5.150	11/15/41		6,010	6,843,545
Sr. Unsec’d. Notes(c)	5.375	05/15/43		5,020	5,876,764
Sr. Unsec’d. Notes	6.400	02/01/39		2,010	2,595,569
Celgene Corp., Sr. Unsec’d. Notes(c)	3.250	08/15/22		7,529	7,794,623
Gilead Sciences, Inc., Sr. Unsec’d. Notes(c)	3.500	02/01/25		6,730	7,147,078
Sr. Unsec’d. Notes	4.800	04/01/44		5,160	5,835,650

					50,968,473

Building Materials 0.8%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250	04/01/21	EUR	800	944,075
Sr. Sec’d. Notes, RegS	9.375	10/12/22		3,000	3,297,000
Sr. Sec’d. Notes, 144A	9.375	10/12/22		9,450	10,385,550
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	4.750	01/11/22	EUR	2,450	2,820,816
Sr. Sec’d. Notes, 144A	6.500	12/10/19		2,000	2,107,500
Sr. Sec’d. Notes, 144A	7.750	04/16/26		3,000	3,195,000
Sr. Sec’d. Notes, 144A	9.500	06/15/18		11,200	11,844,000
Dry Mix Solutions Investissements (France), Sec’d. Notes, 144A	5.500	03/15/23	EUR	7,700	8,883,055
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes(c)	4.000	06/15/25		23,420	24,346,425
Griffon Corp., Gtd. Notes	5.250	03/01/22		6,400	6,432,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,401,269
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22		1,625	1,671,807
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $24,962,188; purchased 10/27/14 - 05/07/15)(e)(f)	5.375	11/15/24		24,350	25,384,875
US Concrete, Inc., Sr. Sec’d. Notes	8.500	12/01/18		4,435	4,612,400

					108,325,772

See Notes to Financial Statements.

Prudential Total Return Bond Fund	39

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	1,900	$1,751,671
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	3,341,860
Sr. Unsec’d. Notes(c)	5.250	01/15/45	4,285	4,441,660
Sr. Unsec’d. Notes	6.125	01/15/41	1,730	1,960,081
Ashland, Inc., Sr. Unsec’d. Notes(e)	6.875	05/15/43	10,850	10,795,750
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A(c)	7.375	05/01/21	24,800	26,226,000
Axiall Corp., Gtd. Notes	4.875	05/15/23	5,705	5,640,819
CF Industries, Inc., Gtd. Notes	4.950	06/01/43	3,565	3,346,594
Gtd. Notes	5.375	03/15/44	6,640	6,538,600
Gtd. Notes	6.875	05/01/18	240	261,513
Gtd. Notes	7.125	05/01/20	195	224,046
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000	11/15/22	3,675	3,787,613
Sr. Unsec’d. Notes	4.125	11/15/21	5,320	5,841,078
Sr. Unsec’d. Notes	4.250	11/15/20	1,549	1,687,084
Sr. Unsec’d. Notes	4.625	10/01/44	2,160	2,200,131
Sr. Unsec’d. Notes	5.250	11/15/41	2,235	2,446,547
Sr. Unsec’d. Notes	9.400	05/15/39	330	505,715
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700	01/15/20	10,010	10,227,928
Sr. Unsec’d. Notes	3.800	03/15/25	12,945	13,415,072
Sr. Unsec’d. Notes(c)	4.650	10/15/44	2,120	2,124,876
Ecolab, Inc., Sr. Unsec’d. Notes	2.250	01/12/20	5,125	5,147,114
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	3,000	3,199,326
Gtd. Notes(c)	4.875	03/15/44	3,980	4,156,398
Lyondellbasell Industries NV, Sr. Unsec’d. Notes(c)	4.625	02/26/55	3,600	3,355,128
Sr. Unsec’d. Notes	5.000	04/15/19	3,575	3,857,597
Sr. Unsec’d. Notes(c)	5.750	04/15/24	1,000	1,166,255
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	9,954	11,684,005
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22	1,000	1,045,000
Monsanto Co.,
Sr. Unsec’d. Notes(c)	3.950	04/15/45	2,885	2,562,867
Sr. Unsec’d. Notes	4.400	07/15/44	855	822,920

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450%	11/15/33	1,040	$1,121,306
Sr. Unsec’d. Notes	5.625	11/15/43	3,455	3,714,128
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000	05/01/25	2,025	1,984,500
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	850	1,032,140

				151,613,322

Commercial Services 0.8%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(c)	6.500	07/15/22	3,425	3,613,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(c)	6.375	04/01/24	6,700	6,649,750
Gtd. Notes(c)	4.875	11/15/17	4,700	4,760,160
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/02/2111	1,130	1,182,530
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)(e)(f)	2.750	03/15/17	1,280	1,295,364
Gtd. Notes, 144A (original cost $17,500,587; purchased 11/02/15 - 11/03/15)(c)(e)(f)	3.800	11/01/25	17,535	18,301,279
Gtd. Notes, 144A (original cost $3,677,146; purchased 02/10/15)(c)(e)(f)	4.500	02/15/45	3,720	3,756,449
Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)(e)(f)	6.200	11/01/16	270	276,414
Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)(e)(f)	6.700	06/01/34	810	1,024,895
Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11 - 05/14/13)(c)(e)(f)	7.000	10/15/37	4,090	5,286,194
Hertz Corp. (The), Gtd. Notes(c)	6.750	04/15/19	1,850	1,882,801
Massachusetts Institute of Technology, Unsec’d. Notes	5.600	07/02/2111	942	1,236,205
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600	08/15/16	1,800	1,831,500
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000	05/15/18	1,000	1,000,000
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/24	8,650	9,212,250
Total System Services, Inc., Sr. Unsec’d. Notes(c)	4.800	04/01/26	4,600	4,811,333
United Rentals North America, Inc.,
Gtd. Notes(c)	5.500	07/15/25	2,375	2,361,852
Gtd. Notes	5.875	09/15/26	9,575	9,575,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	41

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
United Rentals North America, Inc., (cont’d.)
Gtd. Notes(c)	6.125%		06/15/23	5,346	$5,546,475
Gtd. Notes	7.375		05/15/20	4,000	4,160,000
Gtd. Notes	7.625		04/15/22	19,000	20,282,500

					108,046,326

Computers 0.8%
Apple, Inc.,
Sr. Unsec’d. Notes	2.150		02/09/22	29,210	29,397,908
Sr. Unsec’d. Notes	2.850		05/06/21	400	420,354
Sr. Unsec’d. Notes(c)	3.200		05/13/25	9,795	10,275,131
Sr. Unsec’d. Notes(c)	3.250		02/23/26	11,565	12,098,898
Sr. Unsec’d. Notes	4.650		02/23/46	2,025	2,223,792
EMC Corp.,
Sr. Unsec’d. Notes(c)	2.650		06/01/20	5,000	4,682,710
Sr. Unsec’d. Notes(c)	3.375		06/01/23	5,000	4,168,750
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A	2.450		10/05/17	40,825	41,281,709
Sr. Unsec’d. Notes, 144A	2.850		10/05/18	6,395	6,528,074
Seagate HDD Cayman, Gtd. Notes, 144A	4.875		06/01/27	10,785	7,582,114

					118,659,440

Cosmetics/Personal Care
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625		05/15/21	1,325	1,262,063

Distribution/Wholesale
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600		06/15/45	3,615	4,136,395

Diversified Financial Services 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(c)	4.625		07/01/22	3,650	3,777,750
Ally Financial, Inc.,
Gtd. Notes	2.750		01/30/17	1,000	998,750
Gtd. Notes(c)	3.500		01/27/19	5,600	5,565,000
Gtd. Notes	6.250		12/01/17	8,400	8,746,500
Gtd. Notes	8.000		03/15/20	2,892	3,278,805
Sr. Unsec’d. Notes(c)	3.750		11/18/19	11,000	10,972,500
American Express Co.,
Jr. Sub. Notes	4.900	(a)	12/31/49	8,100	7,290,000
Jr. Sub. Notes(c)	5.200	(a)	12/31/49	2,750	2,609,063
Sr. Unsec’d. Notes(c)	2.650		12/02/22	5,477	5,461,418

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%		05/26/20		26,300	$26,830,839
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950		02/28/22		7,506	7,519,318
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.300		06/05/19		4,075	4,066,280
Sub. Notes	3.375		02/15/23		7,900	7,949,667
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450		02/13/26		8,855	9,276,046
CoreLogic, Inc., Gtd. Notes	7.250		06/01/21		2,000	2,079,400
Discover Financial Services, Sr. Unsec’d. Notes	3.750		03/04/25		11,835	11,730,805
GE Capital International Funding Co.,
Gtd. Notes, 144A	2.342		11/15/20		11,273	11,533,587
Gtd. Notes, 144A	4.418		11/15/35		12,587	13,821,558
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290		10/10/19		1,642	1,597,229
HSBC Finance Corp., Sub. Notes	6.676		01/15/21		145	166,592
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	7.125		09/01/18		1,900	2,084,300
Sr. Unsec’d. Notes	5.750		05/15/16		575	575,362
Sr. Unsec’d. Notes	6.250		05/15/19		700	759,500
Sr. Unsec’d. Notes	8.750		03/15/17		18,530	19,512,090
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43		1,425	1,330,118
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	6.875	(a)	05/02/18		745	56,099
Navient Corp.,
Sr. Unsec’d. Notes, MTN(c)	4.625		09/25/17		11,150	11,359,062
Sr. Unsec’d. Notes, MTN	6.000		01/25/17		1,250	1,270,313
Sr. Unsec’d. Notes, MTN(c)	8.450		06/15/18		5,400	5,778,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000		09/13/16		4,210	4,223,699
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	1.350	(a)	07/03/33		110	93,115
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300		12/15/21		3,242	3,677,381
Springleaf Finance Corp., Gtd. Notes, MTN(c)	6.900		12/15/17		500	520,625
Synchrony Financial,
Sr. Unsec’d. Notes	2.600		01/15/19		10,665	10,742,257
Sr. Unsec’d. Notes	2.700		02/03/20		16,094	16,095,867
Worldpay Finance PLC (United Kingdom), Gtd. Notes, RegS	3.750		11/15/22	EUR	4,000	4,797,783

						228,146,678

See Notes to Financial Statements.

Prudential Total Return Bond Fund	43

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric 2.7%
AES Corp. (The), Sr. Unsec’d. Notes(c)	5.500%	04/15/25	25,000	$25,062,500
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950	12/15/22	2,100	2,155,931
Appalachian Power Co., Sr. Unsec’d. Notes(c)	3.400	06/01/25	15,645	16,042,649
Calpine Corp.,
Sr. Sec’d. Notes, 144A	7.875	01/15/23	24,884	26,563,670
Sr. Unsec’d. Notes(c)	5.375	01/15/23	1,600	1,614,000
Sr. Unsec’d. Notes(c)	5.750	01/15/25	1,675	1,691,750
Commonwealth Edison Co.,
First Mortgage Bonds	3.700	03/01/45	2,665	2,670,823
First Mortgage Bonds	4.350	11/15/45	2,780	3,032,655
First Mortgage Bonds	6.450	01/15/38	690	945,648
Dominion Resources, Inc., Jr. Sub. Notes	4.104	04/01/21	33,540	34,206,373
DPL, Inc., Sr. Unsec’d. Notes	6.750	10/01/19	2,875	2,954,062
Sr. Unsec’d. Notes	7.250	10/15/21	13,975	14,811,963
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250	12/15/41	6,000	6,530,442
First Ref. Mortgage	2.500	03/15/23	16,945	17,288,662
First Ref. Mortgage(c)	3.750	06/01/45	3,045	3,126,155
First Ref. Mortgage	4.000	09/30/42	1,025	1,074,952
Duke Energy Progress LLC, First Mortgage Bonds	4.100	03/15/43	2,410	2,575,550
Dynegy, Inc., Gtd. Notes(c)	6.750	11/01/19	20,925	21,102,862
Gtd. Notes(c)	7.375	11/01/22	14,315	14,140,071
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	890,012
Electricite De France SA (France), Sr. Unsec’d. Notes, 144A(c)(d)	2.350	10/13/20	28,225	28,570,728
Entergy Arkansas, Inc., First Mortgage Bonds	3.050	06/01/23	1,200	1,217,101
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	9,860	10,508,295
Sr. Unsec’d. Notes	4.700	01/15/17	2,475	2,515,375
Eversource Energy, Sr. Unsec’d. Notes	3.150	01/15/25	5,370	5,402,070
Exelon Corp., Sr. Unsec’d. Notes(c)	3.400	04/15/26	8,360	8,577,510
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950	01/15/20	21,135	21,453,969
Sr. Unsec’d. Notes	6.200	10/01/17	750	796,532
Sr. Unsec’d. Notes(c)	6.250	10/01/39	800	870,930
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375	11/15/31	2,310	2,807,341
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	1,175	1,261,827

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Georgia Power Co., Sr. Unsec’d. Notes	4.750%	09/01/40		1,050	$1,162,792
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33		15	17,201
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40		500	605,359
NiSource Finance Corp., Gtd. Notes	4.800	02/15/44		3,865	4,201,757
Gtd. Notes	5.450	09/15/20		355	398,794
NRG Energy, Inc., Gtd. Notes(c)	6.250	07/15/22		7,150	7,009,288
Gtd. Notes	6.625	03/15/23		5,250	5,158,125
Gtd. Notes(c)	7.875	05/15/21		8,768	9,115,213
Gtd. Notes	8.250	09/01/20		12,650	13,092,750
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		5,995	6,017,631
Sr. Sec’d. Notes	6.800	09/01/18		545	606,998
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500	06/15/25		8,380	8,978,877
Sr. Unsec’d. Notes	4.250	03/15/46		6,900	7,573,868
Sr. Unsec’d. Notes(c)	4.300	03/15/45		2,865	3,145,641
Sr. Unsec’d. Notes(c)	4.450	04/15/42		1,800	1,996,866
PacifiCorp, First Mortgage Bonds	3.350	07/01/25		9,960	10,575,747
PECO Energy Co., First Ref. Mortgage(c)	4.800	10/15/43		6,449	7,463,453
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22		4,000	4,108,040
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,956,441
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,772,301
Southern California Edison Co., First Mortgage Bonds	2.400	02/01/22		5,165	5,223,778
Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41		725	756,953

					384,400,281

Electronics 0.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650	02/21/20	EUR	10,800	12,493,668
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		2,900	2,946,574
Sr. Unsec’d. Notes	5.625	12/15/20		4,700	4,964,375

					20,404,617

See Notes to Financial Statements.

Prudential Total Return Bond Fund	45

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $875,000; purchased 09/24/14)(e)(f)	7.125%		06/26/42		800	$290,000
Gtd. Notes, 144A (original cost $403,750; purchased 06/24/15)(e)(f)	4.375		04/25/25		500	184,750
Gtd. Notes, 144A (original cost $2,763,000; purchased 06/19/14 - 07/07/14)(e)(f)	5.250		06/27/29		2,775	992,063
Gtd. Notes, 144A (original cost $3,278,701; purchased 10/22/12)(e)(f)	7.125		06/26/42		2,820	1,022,250

						2,489,063

Entertainment 0.6%
AMC Entertainment, Inc., Gtd. Notes	5.875		02/15/22		2,525	2,619,687
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000		06/15/23		5,000	5,287,500
Cinemark USA, Inc., Gtd. Notes	4.875		06/01/23		16,919	16,793,969
Gtd. Notes	5.125		12/15/22		5,350	5,537,250
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, RegS	7.000		08/28/20	GBP	13,000	19,802,306
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875		11/01/20		6,000	6,330,000
Gtd. Notes(c)	5.375		11/01/23		8,650	9,006,812
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $5,118,750; purchased 09/22/14)(e)(f)	5.000		08/01/18		5,000	5,075,000
Pinnacle Entertainment, Inc., Gtd. Notes(c)	8.750		05/15/20		2,950	3,042,925
Scientific Games International, Inc., Gtd. Notes	10.000		12/01/22		9,000	7,438,500

						80,933,949

Environmental Control 0.1%
Covanta Holding Corp., Sr. Unsec’d. Notes(c)	7.250		12/01/20		6,000	6,225,000
Waste Management, Inc., Gtd. Notes	4.100		03/01/45		1,495	1,528,558

						7,753,558

Food 1.2%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250		10/05/16		360	368,496
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750		05/22/24		3,150	3,051,405
ConAgra Foods, Inc., Sr. Unsec’d. Notes, Series NOTE	1.005	(a)	07/21/16		2,100	2,099,882

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Food (cont’d.)
Delhaize Group SA (Belgium), Gtd. Notes	5.700%		10/01/40		750	$824,935
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250		02/05/23		400	368,880
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750		10/28/20		6,730	6,915,075
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,385,675; purchased 12/07/11 - 12/08/11)(e)(f)	7.250		06/01/21		2,580	2,644,500
Gtd. Notes, 144A (original cost $12,130,608; purchased 01/25/12 - 06/10/15)(c)(e)(f)	8.250		02/01/20		11,485	11,973,112
Sr. Unsec’d. Notes, 144A (original cost $11,881,500; purchased 05/20/15 - 02/10/16)(e)(f)	5.750		06/15/25		12,625	11,615,000
Sr. Unsec’d. Notes, 144A (original cost $9,626,630; purchased 07/31/14 - 01/28/16)(e)(f)	5.875		07/15/24		11,544	10,735,920
JM Smucker Co. (The), Gtd. Notes(c)	3.500		03/15/25		3,620	3,797,789
Gtd. Notes	3.000		03/15/22		11,465	11,863,122
Kraft Heinz Foods Co., Gtd. Notes	6.125		08/23/18		495	545,783
Gtd. Notes	6.500		02/09/40		1,910	2,406,438
Gtd. Notes, 144A(c)	5.000		07/15/35		6,940	7,743,888
Kroger Co. (The), Sr. Unsec’d. Notes(c)	2.950		11/01/21		18,925	19,814,324
Sr. Unsec’d. Notes	3.300		01/15/21		9,215	9,738,633
Sr. Unsec’d. Notes(c)	3.500		02/01/26		5,020	5,282,099
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250		02/10/22		2,270	2,380,663
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.250	(a)	08/01/19	EUR	3,275	3,750,057
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625		04/14/18		2,750	2,915,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625		08/15/22		3,425	3,621,938
Sysco Corp., Gtd. Notes	4.500		04/01/46		3,655	3,805,740
Tyson Foods, Inc., Gtd. Notes(c)	5.150		08/15/44		9,690	11,089,720
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400		10/21/18		9,205	9,373,884
Sr. Unsec’d. Notes, 144A(c)	3.375		10/21/20		16,067	16,881,308

						165,607,591

Food Service
ARAMARK Services, Inc., Gtd. Notes(c)	5.750		03/15/20		3,200	3,304,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	47

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)(e)(f)	7.375%	12/01/25	3,697	$4,777,289
International Paper Co., Sr. Unsec’d. Notes(c)	3.650	06/15/24	2,250	2,335,484
Sr. Unsec’d. Notes	4.800	06/15/44	6,940	7,027,250
Sr. Unsec’d. Notes	5.000	09/15/35	6,990	7,425,211
Sr. Unsec’d. Notes(c)	5.150	05/15/46	3,605	3,865,858
Sr. Unsec’d. Notes	6.000	11/15/41	2,290	2,667,071
Sr. Unsec’d. Notes	7.300	11/15/39	1,075	1,404,717
Sr. Unsec’d. Notes	9.375	05/15/19	2,225	2,673,320

				32,176,200

Gas 0.2%
AGL Capital Corp., Gtd. Notes	4.400	06/01/43	2,700	2,642,957
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	1,130	1,239,263
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	250	260,583
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $6,877,471; purchased 07/22/14 - 06/16/15)(c)(e)(f)	6.375	03/30/38	6,691	6,440,104
Sempra Energy, Sr. Unsec’d. Notes	2.300	04/01/17	2,060	2,076,149
Sr. Unsec’d. Notes	2.400	03/15/20	9,090	9,159,066
Sr. Unsec’d. Notes	6.500	06/01/16	750	753,095

				22,571,217

Healthcare-Products 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.950	03/15/25	3,032	2,979,404
Becton Dickinson and Co., Sr. Unsec’d. Notes(c)	3.734	12/15/24	8,655	9,213,438
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850	05/15/20	7,185	7,350,169
ConvaTec Finance International SA (Luxembourg), Gtd. Notes, PIK, 144A	8.250	01/15/19	6,500	6,516,250
Medtronic, Inc., Gtd. Notes	3.500	03/15/25	18,525	19,869,618
Gtd. Notes	4.375	03/15/35	9,636	10,731,102
Gtd. Notes	4.625	03/15/45	4,220	4,814,075
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000	04/01/18	10,880	10,967,421
Sr. Unsec’d. Notes	2.700	04/01/20	7,750	7,889,035

				80,330,512

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Services 2.2%
Aetna, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	13,900	$14,343,632
Sr. Unsec’d. Notes	4.125	11/15/42	1,775	1,724,436
Sr. Unsec’d. Notes	4.500	05/15/42	1,150	1,192,986
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	7,002,704
Anthem, Inc., Sr. Unsec’d. Notes	4.650	01/15/43	1,855	1,915,167
Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45	5,750	5,864,965
CHS/Community Health Systems, Inc., Gtd. Notes(c)	6.875	02/01/22	15,211	13,765,955
Gtd. Notes(c)	7.125	07/15/20	10,350	9,990,648
Gtd. Notes(c)	8.000	11/15/19	9,127	9,184,044
Sr. Sec’d. Notes(c)	5.125	08/15/18	2,600	2,632,500
Cigna Corp., Sr. Unsec’d. Notes(d)	3.250	04/15/25	23,430	23,488,130
Sr. Unsec’d. Notes	4.000	02/15/22	1,000	1,070,282
Sr. Unsec’d. Notes	5.375	03/15/17	965	1,000,325
Sr. Unsec’d. Notes	5.375	02/15/42	2,225	2,468,386
Sr. Unsec’d. Notes	5.875	03/15/41	905	1,059,014
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	500	565,728
Sr. Unsec’d. Notes	5.950	03/15/17	1,775	1,848,315
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(c)	4.125	10/15/20	15,650	16,197,750
Gtd. Notes, 144A	6.500	09/15/18	2,400	2,636,880
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	2,500	2,716,250
HCA, Inc., Gtd. Notes(c)	5.375	02/01/25	16,000	16,360,000
Gtd. Notes(c)	5.875	02/15/26	5,600	5,810,000
Gtd. Notes	7.500	02/15/22	4,250	4,813,125
Gtd. Notes	8.000	10/01/18	2,475	2,799,844
Sr. Sec’d. Notes	4.250	10/15/19	11,125	11,570,000
Sr. Sec’d. Notes(c)	5.000	03/15/24	2,250	2,328,750
Sr. Sec’d. Notes	5.250	04/15/25	10,000	10,350,000
HealthSouth Corp., Gtd. Notes	5.125	03/15/23	2,250	2,255,625
Gtd. Notes(c)	5.750	11/01/24	10,300	10,634,750
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	3,375	3,449,179
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20	8,575	8,540,700
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22	9,220	9,387,269

See Notes to Financial Statements.

Prudential Total Return Bond Fund	49

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings, (cont’d.)
Sr. Unsec’d. Notes	2.625%	02/01/20		1,970	$1,989,956
Sr. Unsec’d. Notes	4.625	11/15/20		6,355	6,864,646
LifePoint Health, Inc., Gtd. Notes(c)	6.625	10/01/20		6,830	7,051,975
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		675	683,660
New York Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45		4,350	4,373,590
NYU Hospitals Center, Unsec’d. Notes	4.784	07/01/44		6,375	6,822,939
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500	03/30/20		9,855	9,933,130
Sr. Unsec’d. Notes(c)	3.500	03/30/25		13,980	14,179,998
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24		1,390	1,484,968
Select Medical Corp., Gtd. Notes(c)	6.375	06/01/21		12,000	11,385,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	5.500	03/01/19		9,600	9,600,000
Sr. Unsec’d. Notes	6.750	02/01/20		5,700	5,728,500
Texas Health Resources, Sec’d. Notes	4.330	11/15/55		3,450	3,499,107
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950	10/15/42		625	644,306
Sr. Unsec’d. Notes	4.375	03/15/42		3,380	3,566,488
Sr. Unsec’d. Notes	4.625	07/15/35		11,315	12,771,976
Sr. Unsec’d. Notes	4.625	11/15/41		1,725	1,892,449
Sr. Unsec’d. Notes	5.700	10/15/40		185	232,884
Sr. Unsec’d. Notes	5.800	03/15/36		130	163,837
Sr. Unsec’d. Notes	5.950	02/15/41		490	636,917
Sr. Unsec’d. Notes	6.625	11/15/37		475	649,147

					313,122,812

Holding Companies - Diversified 0.2%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,561,250; purchased 08/04/14)(e)(f)	7.500	08/15/19		3,500	3,386,250
CeramTec Group GmbH (Germany), Gtd. Notes, RegS	8.250	08/15/21	EUR	2,000	2,465,076
Gtd. Notes, 144A	8.250	08/15/21	EUR	500	616,269
Horizon Pharma Financing, Inc., Gtd. Notes, 144A(c)	6.625	05/01/23		3,425	3,116,750
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250	02/10/20		16,675	16,696,994

					26,281,339

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Home Builders 0.7%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20	3,000	$2,940,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125		07/01/22	16,000	14,816,320
CalAtlantic Group, Inc., Gtd. Notes	5.875		11/15/24	5,000	5,287,500
Gtd. Notes	6.250		12/15/21	12,500	13,406,250
Gtd. Notes	8.375		05/15/18	11,798	13,095,780
PulteGroup, Inc., Gtd. Notes	5.500		03/01/26	13,500	13,938,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250		04/15/21	12,605	12,573,487
William Lyon Homes, Inc., Gtd. Notes	7.000		08/15/22	18,000	17,550,000
Gtd. Notes	8.500		11/15/20	5,945	6,167,938

					99,776,025

Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200		04/01/26	2,075	2,192,219
Sr. Unsec’d. Notes(c)	5.500		04/01/46	8,490	9,445,549

					11,637,768

Insurance 1.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500		11/15/20	240	265,366
Gtd. Notes	7.500		08/01/16	890	903,732
American International Group, Inc., Sr. Unsec’d. Notes(c)	3.300		03/01/21	24,685	25,448,581
Sr. Unsec’d. Notes(c)	3.875		01/15/35	9,075	8,414,776
Sr. Unsec’d. Notes(c)	4.500		07/16/44	6,135	5,927,208
Sr. Unsec’d. Notes	4.800		07/10/45	2,000	2,025,858
Sr. Unsec’d. Notes	4.875		06/01/22	280	307,338
Arch Capital Group US, Inc., Gtd. Notes	5.144		11/01/43	2,250	2,344,239
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750		03/15/23	14,030	14,470,921
Sr. Unsec’d. Notes(c)	4.500		02/11/43	4,290	4,774,024
Chubb Corp. (The), Gtd. Notes	6.375	(a)	04/15/37	650	559,000
Chubb INA Holdings, Inc., Gtd. Notes	3.150		03/15/25	7,260	7,535,452
Gtd. Notes(c)	3.350		05/03/26	7,000	7,375,053
Gtd. Notes	4.350		11/03/45	1,160	1,278,921

See Notes to Financial Statements.

Prudential Total Return Bond Fund	51

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26	12,000	$12,359,460
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100	(a)	12/29/49	2,135	2,351,702
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000		07/15/34	525	594,792
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300		04/15/43	480	457,568
Sr. Unsec’d. Notes	5.125		04/15/22	1,200	1,350,998
Sr. Unsec’d. Notes	5.950		10/15/36	755	866,627
Sr. Unsec’d. Notes	6.100		10/01/41	995	1,185,641
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850		08/01/44	6,650	6,400,133
Gtd. Notes, 144A	4.950		05/01/22	1,325	1,440,785
Gtd. Notes, 144A	5.000		06/01/21	350	382,999
Gtd. Notes, 144A	6.500		05/01/42	5,155	6,061,347
Sr. Unsec’d. Notes, 144A	6.500		03/15/35	9,290	11,019,343
Lincoln National Corp., Sr. Unsec’d. Notes	3.350		03/09/25	4,874	4,771,929
Sr. Unsec’d. Notes	4.200		03/15/22	865	914,109
Sr. Unsec’d. Notes	6.150		04/07/36	410	460,482
Sr. Unsec’d. Notes	6.300		10/09/37	4,015	4,531,755
Sr. Unsec’d. Notes	7.000		06/15/40	9,450	11,659,495
Sr. Unsec’d. Notes	8.750		07/01/19	800	953,530
Markel Corp., Sr. Unsec’d. Notes	4.900		07/01/22	2,750	3,011,761
Sr. Unsec’d. Notes	5.000		03/30/43	300	302,668
Sr. Unsec’d. Notes	5.000		04/05/46	5,955	6,135,913
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875		06/01/39	550	807,634
MetLife, Inc., Sr. Unsec’d. Notes	4.368		09/15/23	3,300	3,619,753
Sr. Unsec’d. Notes	4.875		11/13/43	3,615	3,924,310
Sr. Unsec’d. Notes	5.700		06/15/35	1,090	1,286,663
Sr. Unsec’d. Notes	7.717		02/15/19	2,750	3,185,256
New York Life Global Funding, Sec’d. Notes, 144A	1.950		02/11/20	13,080	13,121,555
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	(a)	10/16/44	7,870	8,548,787
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063		03/30/40	979	1,192,381
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375		04/30/20	360	403,653

See Notes to Financial Statements.

52

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43	3,100	$3,010,608
Gtd. Notes	4.625		09/15/42	275	275,162
Progressive Corp. (The), Jr. Sub. Notes	6.700	(a)	06/15/37	365	344,523
Sr. Unsec’d. Notes	3.700		01/26/45	10,070	9,809,529
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250		12/06/42	5,235	5,196,502
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900		09/15/44	8,119	8,735,378
Sub. Notes, 144A(c)	6.850		12/16/39	830	1,076,390
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A (original cost $15,918,750; purchased 02/12/15 - 03/10/15)(e)(f)	2.950		11/01/19	15,630	15,942,772
Unum Group, Sr. Unsec’d. Notes	5.625		09/15/20	225	248,949
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625		03/15/22	2,675	2,876,002
Sr. Unsec’d. Notes	5.375		09/15/20	2,235	2,470,714
XLIT Ltd. (Ireland), Gtd. Notes	6.500	(a)	12/31/49	260	182,000

					245,102,027

Iron/Steel
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	5.125		06/01/20	1,975	1,945,375
Sr. Unsec’d. Notes	6.125		06/01/18	1,800	1,866,384

					3,811,759

Leisure Time 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $4,524,740; purchased 04/06/16)(e)(f)	6.250		05/15/25	5,764	4,611,200
Sr. Unsec’d. Notes, 144A (original cost $11,220,375; purchased 05/06/15 - 04/19/16)(e)(f)	8.500		10/15/22	11,050	10,387,000

					14,998,200

Lodging 0.6%
Boyd Gaming Corp., Gtd. Notes	9.000		07/01/20	8,405	8,869,956
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625		10/15/21	5,000	5,207,750

See Notes to Financial Statements.

Prudential Total Return Bond Fund	53

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	15,770	$16,164,077
Sr. Unsec’d. Notes	6.375	06/15/17	6,055	6,361,880
MGM Resorts International, Gtd. Notes(c)	6.000	03/15/23	8,000	8,310,000
Gtd. Notes	6.625	12/15/21	1,875	1,996,875
Gtd. Notes	8.625	02/01/19	23,247	26,443,462
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150	12/01/19	4,840	5,604,623
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500	03/01/18	1,375	1,376,354
Sr. Unsec’d. Notes	2.950	03/01/17	5,370	5,425,000
Sr. Unsec’d. Notes	5.625	03/01/21	980	1,069,044

				86,829,021

Machinery-Diversified 0.1%
CNH Industrial Capital LLC, Gtd. Notes(c)	4.875	04/01/21	6,565	6,565,000
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98	1,500	1,591,204
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,622,878

				9,779,082

Media 2.5%
21st Century Fox America, Inc., Gtd. Notes(c)	4.500	02/15/21	4,122	4,572,786
Gtd. Notes(c)	6.150	03/01/37	2,325	2,838,930
Gtd. Notes	6.900	08/15/39	160	201,112
Gtd. Notes	7.625	11/30/28	550	735,435
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(c)	5.500	05/15/26	4,400	4,444,000
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	1,900	1,931,449
Gtd. Notes, 144A	6.100	02/15/18	90	96,822
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750	04/15/18	8,454	8,855,565
Sr. Unsec’d. Notes	8.625	09/15/17	16,794	17,801,640
CBS Corp., Gtd. Notes	1.950	07/01/17	1,950	1,960,585
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125	05/01/23	9,900	10,098,000
Gtd. Notes, 144A	5.375	05/01/25	6,100	6,244,875
Gtd. Notes, 144A	5.500	05/01/26	9,275	9,460,500
Gtd. Notes, 144A	5.875	05/01/27	5,450	5,586,250
Gtd. Notes	6.500	04/30/21	10,000	10,348,000
Gtd. Notes(c)	7.000	01/15/19	6,823	6,944,449

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35		8,170	$9,430,598
Sr. Sec’d. Notes, 144A(c)	6.484	10/23/45		6,634	7,837,222
Sr. Sec’d. Notes, 144A	6.834	10/23/55		5,780	6,643,231
CCOH Safari LLC, Sr. Unsec’d. Notes, 144A(c)	5.750	02/15/26		20,000	20,650,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750	07/15/25		2,435	2,471,525
Sr. Unsec’d. Notes, 144A(c)	5.125	12/15/21		4,400	4,147,000
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		18,100	17,059,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500	11/15/22		5,803	5,628,910
Gtd. Notes, Series B(c)	6.500	11/15/22		2,172	2,182,860
Comcast Corp., Gtd. Notes	3.150	03/01/26		8,935	9,356,991
Gtd. Notes	3.375	02/15/25		5,000	5,327,690
Gtd. Notes(c)	3.375	08/15/25		22,650	24,185,602
Gtd. Notes(c)	4.600	08/15/45		2,975	3,373,591
Gtd. Notes	6.450	03/15/37		360	484,694
Gtd. Notes	6.950	08/15/37		1,720	2,451,222
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18		715	773,988
DISH DBS Corp., Gtd. Notes	7.875	09/01/19		9,850	10,859,625
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125	01/31/46		4,080	4,410,480
Historic TW, Inc., Gtd. Notes	6.625	05/15/29		1,198	1,491,236
Liberty Interactive LLC, Sr. Unsec’d. Notes(c)	8.250	02/01/30		5,000	5,187,500
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.000	07/18/20		1,300	1,418,248
Gtd. Notes, RegS	6.375	07/28/17		2,000	2,090,000
Gtd. Notes, 144A	6.375	07/28/17		5,720	5,977,400
Numericable-SFR SA (France), Sr. Sec’d. Notes, 144A	4.875	05/15/19		5,500	5,703,500
Sinclair Television Group, Inc., Gtd. Notes, 144A(c)	5.625	08/01/24		4,837	4,970,017
TEGNA, Inc., Gtd. Notes, 144A(c)	4.875	09/15/21		1,600	1,632,000
Time Warner Cable, Inc., Gtd. Notes	6.750	07/01/18		1,565	1,731,431
Time Warner, Inc., Gtd. Notes	4.050	12/15/23		17,030	18,397,679
Gtd. Notes	6.200	03/15/40		2,600	3,115,281
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.125	01/21/23	EUR	3,402	4,148,685
Sr. Sec’d. Notes, 144A	5.500	09/15/22	EUR	2,774	3,392,049

See Notes to Financial Statements.

Prudential Total Return Bond Fund	55

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%		01/15/25		8,000	$8,240,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $10,847,125; purchased 04/13/15)(c)(e)(f)	5.125		02/15/25		10,700	10,579,625
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(c)	5.375		01/15/25		13,645	13,883,787
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250		11/15/21		9,990	10,514,475
Viacom, Inc., Sr. Unsec’d. Notes	4.875		06/15/43		7,195	6,111,886
Sr. Unsec’d. Notes(c)	4.500		02/27/42		1,851	1,518,829
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.000		04/15/21	GBP	2,565	3,894,030
Sr. Sec’d. Notes, 144A	6.000		04/15/21	GBP	2,700	4,098,979

						347,491,514

Mining 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes(c)	5.125		10/01/24		7,515	7,317,731
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(c)	6.750	(a)	10/19/75		17,075	17,711,044
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625		06/09/21		2,405	2,444,478
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250		11/15/22		2,950	2,714,000
Gtd. Notes, 144A	7.000		04/15/20		5,000	4,875,000
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(c)	3.875		04/23/25		6,650	6,478,463
Sr. Unsec’d. Notes(c)	5.875		04/23/45		9,700	8,892,436
Sr. Unsec’d. Notes	6.750		04/16/40		2,750	2,735,197
Sr. Unsec’d. Notes	7.500		07/27/35		1,055	1,134,214

						54,302,563

Miscellaneous Manufacturing 0.4%
General Electric Co., Sr. Unsec’d. Notes	4.125		10/09/42		605	645,588
Sr. Unsec’d. Notes	4.500		03/11/44		900	1,011,337
Sr. Unsec’d. Notes, GMTN	2.200		01/09/20		4,206	4,318,288
Sr. Unsec’d. Notes, GMTN	6.875		01/10/39		2,718	3,977,801
Sr. Unsec’d. Notes, MTN	5.300		02/11/21		157	181,217
Sr. Unsec’d. Notes, MTN	5.875		01/14/38		906	1,194,485
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550		11/01/24		3,855	3,994,936

See Notes to Financial Statements.

56

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	9,000	$9,146,250
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875		09/15/17	1,075	1,071,410
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A(c)	3.250		05/27/25	24,400	25,854,874
Textron, Inc., Sr. Unsec’d. Notes	7.250		10/01/19	800	915,580

					52,311,766

Office & Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500		12/01/24	9,600	10,104,000
Xerox Corp., Sr. Unsec’d. Notes	2.950		03/15/17	6,100	6,160,915

					16,264,915

Oil & Gas 0.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	0.291	(h)	10/10/36	5,000	1,850,000
Sr. Unsec’d. Notes	6.450		09/15/36	50	53,942
Sr. Unsec’d. Notes	6.600		03/15/46	13,325	15,081,755
Sr. Unsec’d. Notes	7.950		06/15/39	1,600	1,863,413
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561		11/01/21	1,615	1,724,696
Gtd. Notes	4.500		10/01/20	435	480,086
California Resources Corp., Gtd. Notes(c)	6.000		11/15/24	867	360,889
Sec’d. Notes, 144A	8.000		12/15/22	2,326	1,599,125
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(c)	6.750		11/15/39	2,950	2,864,754
Devon Energy Corp., Sr. Unsec’d. Notes(c)	5.000		06/15/45	10,515	9,048,273
Sr. Unsec’d. Notes	7.950		04/15/32	2,450	2,638,493
Devon Financing Corp. LLC, Gtd. Notes	7.875		09/30/31	10,000	10,706,260
Kerr-McGee Corp., Gtd. Notes	6.950		07/01/24	1,060	1,173,384
Lukoil International Finance BV (Russia), Gtd. Notes, 144A(c)	7.250		11/05/19	1,375	1,525,329
Nabors Industries, Inc., Gtd. Notes(c)	4.625		09/15/21	12,740	11,699,626
Noble Energy, Inc., Sr. Unsec’d. Notes(c)	3.900		11/15/24	3,700	3,678,714
Sr. Unsec’d. Notes(c)	4.150		12/15/21	7,450	7,602,673
Sr. Unsec’d. Notes	5.250		11/15/43	360	340,837
Sr. Unsec’d. Notes	6.000		03/01/41	1,272	1,263,575

See Notes to Financial Statements.

Prudential Total Return Bond Fund	57

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Pacific Exploration & Production Corp. (Colombia), Gtd. Notes, RegS (original cost $507,813; purchased 01/08/14)(e)(f)(g)	5.375%	01/26/19		500	$75,000
Gtd. Notes, 144A (original cost $9,174,129; purchased 11/18/13 - 03/25/15)(e)(f)(g)	5.375	01/26/19		9,340	1,401,000
Gtd. Notes, 144A (original cost $4,045,000; purchased 10/26/12 - 06/03/13)(e)(f)(g)	7.250	12/12/21		3,500	525,000
Phillips 66, Gtd. Notes	2.950	05/01/17		795	809,851
Gtd. Notes	4.650	11/15/34		2,970	3,131,283
Gtd. Notes(c)	4.875	11/15/44		2,830	3,059,190
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875	05/01/18		700	755,906
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	5,288,164
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500	11/14/22		11,400	11,202,210

					101,803,428

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	5.950	06/01/41		2,775	3,280,849
Halliburton Co., Sr. Unsec’d. Notes(c)	4.500	11/15/41		485	458,250

					3,739,099

Packaging & Containers 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625	05/15/23		12,865	12,865,000
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	525	653,755
Gtd. Notes(c)	5.250	07/01/25		10,050	10,571,394
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, MTN	7.375	07/15/21	EUR	730	973,960
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		1,225	1,375,063
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(c)	5.875	08/15/23		2,825	3,036,875
Gtd. Notes, 144A(c)	6.375	08/15/25		1,950	2,101,125
WestRock RKT Co., Gtd. Notes	4.450	03/01/19		1,140	1,194,763
Gtd. Notes	4.900	03/01/22		1,700	1,869,150

					34,641,085

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals 1.6%
Abbvie, Inc., Sr. Unsec’d. Notes(c)	2.900%	11/06/22	4,375	$4,469,833
Sr. Unsec’d. Notes	3.200	11/06/22	10,995	11,350,534
Sr. Unsec’d. Notes	3.600	05/14/25	12,685	13,291,597
Sr. Unsec’d. Notes	4.500	05/14/35	20,745	21,579,322
Actavis Funding SCS, Gtd. Notes	3.000	03/12/20	19,100	19,509,485
Gtd. Notes	3.800	03/15/25	6,805	6,986,483
Gtd. Notes	4.550	03/15/35	14,490	14,495,057
Gtd. Notes(c)	4.750	03/15/45	3,295	3,332,985
Actavis, Inc., Gtd. Notes	1.875	10/01/17	1,000	1,002,826
Allergan, Inc., Gtd. Notes	1.350	03/15/18	2,635	2,615,074
AmerisourceBergen Corp., Sr. Unsec’d. Notes(c)	3.250	03/01/25	3,875	3,971,875
Cardinal Health, Inc., Sr. Unsec’d. Notes(c)	4.900	09/15/45	2,890	3,213,090
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(c)	6.000	07/15/23	8,325	8,168,906
Gtd. Notes, 144A(c)	6.000	02/01/25	2,200	2,101,000
Express Scripts Holding Co., Gtd. Notes(c)	3.300	02/25/21	7,900	8,152,144
Forest Laboratories, Inc., Gtd. Notes, 144A	4.875	02/15/21	1,560	1,705,520
Gtd. Notes, 144A	5.000	12/15/21	4,000	4,412,828
Johnson & Johnson, Sr. Unsec’d. Notes	3.550	03/01/36	3,165	3,340,183
Sr. Unsec’d. Notes(c)	3.700	03/01/46	6,380	6,776,077
McKesson Corp., Sr. Unsec’d. Notes	6.000	03/01/41	4,550	5,673,026
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600	06/01/44	3,437	3,441,045
Merck & Co., Inc., Sr. Unsec’d. Notes(c)	2.750	02/10/25	17,235	17,742,192
Sr. Unsec’d. Notes	4.150	05/18/43	5,525	6,081,732
Mylan MV, Gtd. Notes, 144A	3.000	12/15/18	6,710	6,825,761
Mylan, Inc., Gtd. Notes	2.600	06/24/18	2,800	2,820,138
Novartis Capital Corp. (Switzerland), Gtd. Notes(c)	4.000	11/20/45	21,510	23,435,231
Gtd. Notes(c)	4.400	05/06/44	2,310	2,690,411
Pfizer, Inc., Sr. Unsec’d. Notes	4.300	06/15/43	2,275	2,509,982
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.500	03/01/23	2,250	1,912,500
Gtd. Notes, 144A(c)	5.875	05/15/23	4,900	4,103,750
Gtd. Notes, 144A(c)	6.125	04/15/25	2,775	2,318,180
Gtd. Notes, 144A(c)	6.750	08/15/18	7,300	7,044,500
Gtd. Notes, 144A(c)	6.750	08/15/21	1,275	1,122,000
Gtd. Notes, 144A(c)	7.500	07/15/21	3,000	2,745,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	59

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	395	$387,193

				231,327,460

Pipelines 0.6%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350	03/15/20	1,916	1,820,200
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650	06/01/21	510	506,925
Enterprise Products Operating LLC, Gtd. Notes(c)	3.700	02/15/26	18,255	18,567,526
Gtd. Notes	4.900	05/15/46	26,550	26,873,087
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500	04/01/20	2,009	2,184,645
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,411,549
Sr. Unsec’d. Notes	4.200	03/15/45	1,180	1,060,874
Sr. Unsec’d. Notes	4.250	02/01/21	5,500	5,837,838
ONEOK Partners LP, Gtd. Notes	2.000	10/01/17	1,250	1,243,641
Sunoco Logistics Partners Operations LP, Gtd. Notes(c)	5.350	05/15/45	2,105	1,915,443
Western Gas Partners LP, Sr. Unsec’d. Notes(c)	3.950	06/01/25	8,315	7,475,775
Sr. Unsec’d. Notes	4.000	07/01/22	700	671,276
Sr. Unsec’d. Notes	5.450	04/01/44	875	753,010
Williams Partners LP, Sr. Unsec’d. Notes	4.000	09/15/25	8,660	7,586,827

				77,908,616

Real Estate Investment Trusts (REITs) 0.8%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	2,330	2,320,855
Crown Castle International Corp., Sr. Unsec’d. Notes	3.700	06/15/26	4,635	4,706,231
Sr. Unsec’d. Notes	4.875	04/15/22	10,015	10,866,275
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	9,340	9,561,405
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17	1,225	1,228,770
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500	05/01/24	5,025	5,075,250
Regency Centers LP, Gtd. Notes	5.875	06/15/17	2,511	2,626,021
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21	10,000	10,100,000
Select Income Reit, Sr. Unsec’d. Notes	2.850	02/01/18	4,615	4,617,215
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500	02/01/18	6,250	6,275,700
Sr. Unsec’d. Notes	2.800	01/30/17	245	247,225
Sr. Unsec’d. Notes	3.375	03/15/22	350	370,809
Sr. Unsec’d. Notes	10.350	04/01/19	600	737,035

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, RegS	5.250%	12/15/24		2,000	$2,075,000
Sr. Unsec’d. Notes, 144A	5.250	12/15/24		2,830	2,936,125
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.000	04/30/19		17,000	17,845,529
Welltower, Inc., Sr. Unsec’d. Notes	4.000	06/01/25		10,745	11,018,492
Sr. Unsec’d. Notes	4.250	04/01/26		16,080	16,722,203

					109,330,140

Retail 1.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(c)	6.750	05/20/20		9,850	10,172,981
Gtd. Notes	7.000	05/20/22		2,480	2,619,500
Autozone, Inc., Sr. Unsec’d. Notes(c)	3.250	04/15/25		20,235	20,624,564
Sr. Unsec’d. Notes	6.950	06/15/16		1,100	1,107,453
Brinker International, Inc., Sr. Unsec’d. Notes	2.600	05/15/18		17,380	17,468,482
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750	02/15/20		7,525	7,622,878
CVS Health Corp., Sr. Unsec’d. Notes(c)	2.750	12/01/22		10,067	10,279,162
Sr. Unsec’d. Notes	4.875	07/20/35		4,465	5,005,055
Sr. Unsec’d. Notes(c)	5.125	07/20/45		5,660	6,614,548
Sr. Unsec’d. Notes(c)	5.300	12/05/43		6,640	7,844,662
Dollar General Corp., Gtd. Notes	4.125	07/15/17		13,558	13,982,379
Dollar Tree, Inc., Gtd. Notes, 144A	5.250	03/01/20		1,095	1,137,431
Gtd. Notes, 144A(c)	5.750	03/01/23		7,000	7,474,600
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250	07/15/22	EUR	4,100	5,064,438
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20		6,555	6,817,200
Home Depot, Inc. (The), Sr. Unsec’d. Notes(c)	3.000	04/01/26		6,370	6,661,472
Sr. Unsec’d. Notes	4.200	04/01/43		955	1,039,074
L Brands, Inc., Gtd. Notes(c)	5.625	02/15/22		6,325	6,981,219
Gtd. Notes(c)	5.625	10/15/23		3,225	3,555,562
Gtd. Notes	7.000	05/01/20		4,000	4,620,000
Gtd. Notes	8.500	06/15/19		2,350	2,773,000
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500	04/15/26		16,865	16,699,976
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22		475	486,817
Gtd. Notes	7.450	07/15/17		2,000	2,135,082

See Notes to Financial Statements.

Prudential Total Return Bond Fund	61

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retail (cont’d.)
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	3,110	$3,330,116
Sr. Unsec’d. Notes, MTN(c)	6.300	10/15/37	1,960	2,535,979
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(c)	8.000	10/15/21	3,750	3,262,500
QVC, Inc., Sr. Sec’d. Notes	5.125	07/02/22	1,700	1,797,592
Target Corp., Sr. Unsec’d. Notes(c)	3.625	04/15/46	5,465	5,434,265
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625	04/15/41	525	683,683
Sr. Unsec’d. Notes	6.500	08/15/37	3,400	4,758,749

				190,590,419

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	3,225	3,239,122

Semiconductors 0.6%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000	05/15/21	8,025	8,346,000
Sr. Sec’d. Notes, 144A	6.000	01/15/22	16,053	17,016,180
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500	09/15/23	12,040	12,461,400
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	3,225	2,588,063
Sr. Unsec’d. Notes, 144A	5.625	01/15/26	3,650	2,883,500
Sr. Unsec’d. Notes	5.500	02/01/25	9,000	7,290,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750	06/01/18	12,775	13,078,406
Sensata Technologies BV, Gtd. Notes, 144A(c)	5.000	10/01/25	11,775	11,833,875
Gtd. Notes, 144A(c)	5.625	11/01/24	4,000	4,180,000

				79,677,424

Software 1.2%%
First Data Corp., Gtd. Notes, 144A(c)	7.000	12/01/23	31,622	32,491,605
Sr. Sec’d. Notes, 144A	5.000	01/15/24	14,650	14,796,500
Sr. Sec’d. Notes, 144A	6.750	11/01/20	15,265	16,028,250
Fiserv, Inc., Sr. Unsec’d. Notes	2.700	06/01/20	5,765	5,911,811
Infor US, Inc., Gtd. Notes (original cost $7,208,625; purchased 04/09/15)(f)	6.500	05/15/22	7,050	6,507,221
Microsoft Corp., Sr. Unsec’d. Notes(c)	2.375	02/12/22	19,375	19,997,538
Sr. Unsec’d. Notes	3.125	11/03/25	16,150	17,048,570

See Notes to Financial Statements.

62

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Software (cont’d.)
Oracle Corp., Sr. Unsec’d. Notes(d)	2.950%		05/15/25	52,640	$54,196,670
Sr. Unsec’d. Notes	4.300		07/08/34	3,265	3,488,907

					170,467,072

Telecommunications 1.9%
AT&T, Inc., Sr. Unsec’d. Notes	1.049	(a)	03/30/17	1,300	1,300,632
Sr. Unsec’d. Notes	3.400		05/15/25	27,950	28,412,209
Sr. Unsec’d. Notes	3.950		01/15/25	11,900	12,502,128
Sr. Unsec’d. Notes(c)	4.500		05/15/35	4,295	4,319,679
Sr. Unsec’d. Notes(c)	4.750		05/15/46	6,565	6,615,038
Sr. Unsec’d. Notes	4.800		06/15/44	2,865	2,884,367
Sr. Unsec’d. Notes	5.150		03/15/42	2,700	2,835,724
Sr. Unsec’d. Notes	5.350		09/01/40	3,700	3,984,937
Sr. Unsec’d. Notes	5.500		02/01/18	4,500	4,818,334
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125		03/11/23	5,751	6,190,514
Gtd. Notes, 144A	5.350		05/20/24	2,240	2,427,123
Sr. Unsec’d. Notes	5.125		03/11/23	1,955	2,104,409
Sr. Unsec’d. Notes	5.350		05/20/24	1,400	1,516,952
CenturyLink, Inc., Sr. Unsec’d. Notes	7.600		09/15/39	235	199,750
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750		12/01/16	26,377	28,157,447
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	6.625		06/01/20	20,550	21,217,875
CommScope, Inc., Gtd. Notes, 144A(c)	5.000		06/15/21	355	360,325
Gtd. Notes, 144A(c)	5.500		06/15/24	1,295	1,299,079
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, RegS	8.250		09/30/20	1,800	1,642,500
Sr. Unsec’d. Notes, 144A	8.250		09/30/20	2,450	2,235,625
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750		03/01/23	6,040	5,447,325
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11 - 05/11/11)(e)(f)	7.082		06/01/16	2,890	2,903,375
Qwest Capital Funding, Inc., Gtd. Notes	6.500		11/15/18	5,000	5,187,500
Sprint Capital Corp., Gtd. Notes(c)	6.900		05/01/19	11,252	10,295,580
Sprint Corp., Gtd. Notes	7.625		02/15/25	6,700	5,050,125
Gtd. Notes(c)	7.875		09/15/23	3,400	2,652,000
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625		04/03/18	835	844,436

See Notes to Financial Statements.

Prudential Total Return Bond Fund	63

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%		06/24/19	GBP	9,350	$15,148,260
Telefonica Emisiones SAU (Spain), Gtd. Notes	1.275	(a)	06/23/17		1,000	996,001
Telstra Corp., Ltd. (Australia), Gtd. Notes, 144A	3.125		04/07/25		10,565	10,812,232
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.036	(a)	06/09/17		1,900	1,901,406
Sr. Unsec’d. Notes	2.164	(a)	09/15/16		1,000	1,004,693
Sr. Unsec’d. Notes	2.382	(a)	09/14/18		200	205,318
Sr. Unsec’d. Notes	4.522		09/15/48		18,703	18,979,673
Sr. Unsec’d. Notes	4.672		03/15/55		19,238	18,604,685
Sr. Unsec’d. Notes	4.750		11/01/41		635	666,746
Sr. Unsec’d. Notes(c)	4.862		08/21/46		7,149	7,661,655
Sr. Unsec’d. Notes	5.012		08/21/54		14,933	15,336,818
Sr. Unsec’d. Notes	6.000		04/01/41		930	1,132,169
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125		04/30/18		1,165	1,275,675
Sr. Unsec’d. Notes, 144A	9.125		04/30/18		200	219,000

						261,349,319

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850		02/01/23		673	695,034

Transportation 0.5%
AP Moeller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550		09/22/19		3,655	3,672,423
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes(c)	4.150		04/01/45		15,435	16,409,211
Sr. Unsec’d. Notes	4.375		09/01/42		3,425	3,708,676
Sr. Unsec’d. Notes	4.550		09/01/44		2,310	2,567,881
CSX Corp., Sr. Unsec’d. Notes	6.250		03/15/18		1,600	1,737,014
FedEx Corp.,
Gtd. Notes(c)	3.250		04/01/26		1,915	1,984,963
Gtd. Notes	4.550		04/01/46		7,425	7,907,736
Gtd. Notes	4.750		11/15/45		13,235	14,504,316
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650		03/02/20		7,225	7,267,671
Southern Railway Co., Sr. Unsec’d. Notes	9.750		06/15/20		3,700	4,782,339
Union Pacific Corp., Sr. Unsec’d. Notes	6.250		05/01/34		1,800	2,319,745

						66,861,975

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $15,106,642; purchased 01/14/13 - 02/20/15)(e)(f)	2.875%	07/17/18		14,827	$14,944,534
Sr. Unsec’d. Notes, 144A (original cost $21,152,888; purchased 11/04/15)(e)(f)	3.300	04/01/21		21,250	21,477,056
Sr. Unsec’d. Notes, 144A (original cost $2,614,225; purchased 04/14/15)(e)(f)	3.750	05/11/17		2,500	2,551,370

					38,972,960

TOTAL CORPORATE BONDS (cost $6,254,383,473)					6,343,070,548

FOREIGN AGENCIES 2.6%
Bank Nederlandse Gemeenten (Netherlands),
Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	25,000	1,124,618
Sr. Unsec’d. Notes, EMTN, RegS	0.500	06/22/21	ZAR	84,000	3,602,171
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A	1.250	10/29/18		5,000	5,007,565
Sr. Unsec’d. Notes, 144A	2.375	03/16/26		15,000	15,287,362
Sr. Unsec’d. Notes, EMTN, RegS	0.500	06/07/22	ZAR	469,000	19,128,967
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400	11/25/19		11,000	12,058,959
Sr. Unsec’d. Notes, 144A	3.150	07/24/24		9,542	9,994,854
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23		3,642	3,532,893
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24		2,450	2,548,000
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, RegS	1.000	01/22/18		6,250	6,239,000
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	6.850	07/02/37		2,000	2,073,720
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	4.125	01/16/25		675	590,625
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375	11/04/16		4,650	4,729,236
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes	2.875	01/21/25		9,500	9,697,229
Sr. Unsec’d. Notes	3.250	11/10/25		6,980	7,362,853
Sr. Unsec’d. Notes	4.375	09/15/21		1,890	2,098,117
Sr. Unsec’d. Notes, EMTN	0.500	01/25/17	TRY	800	264,806
Sr. Unsec’d. Notes, EMTN	6.350	03/28/17	MXN	20,000	1,167,708

See Notes to Financial Statements.

Prudential Total Return Bond Fund	65

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN AGENCIES (Continued)
Export-Import Bank of Korea (South Korea), (cont’d.)
Sr. Unsec’d. Notes, EMTN, RegS	3.990%		09/13/16	MXN	20,000	$1,156,083
Sr. Unsec’d. Notes, MTN	2.240		09/14/18		6,050	6,201,885
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS	9.250		04/23/19		4,400	5,048,718
Sr. Unsec’d. Notes, 144A	6.510		03/07/22		4,227	4,573,318
Sr. Unsec’d. Notes, 144A	9.250		04/23/19		2,000	2,294,872
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, GMTN, RegS	1.875		12/15/17	GBP	1,250	1,829,416
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	0.978	(a)	11/13/18		14,000	13,916,028
Gov’t. Gtd. Notes	1.750		07/31/18		10,350	10,410,972
Gov’t. Gtd. Notes	2.125		02/10/25		15,000	14,776,260
Gov’t. Gtd. Notes	2.625		12/15/20	GBP	1,000	1,528,279
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	2.125		04/13/21		7,800	7,762,225
Sr. Unsec’d. Notes, 144A	2.375		02/13/25		47,000	46,526,278
Sr. Unsec’d. Notes, 144A	2.500		09/12/18		7,000	7,158,403
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS	9.125		07/02/18		1,300	1,423,500
Sr. Unsec’d. Notes, MTN, 144A	9.125		07/02/18		14,790	16,195,050
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	2.125		04/23/25		5,000	4,984,790
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes	3.000		03/17/19		2,000	2,068,744
Sr. Unsec’d. Notes	3.500		08/22/17		2,000	2,051,306
Sr. Unsec’d. Notes	4.625		11/16/21		1,550	1,738,317
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, RegS	4.750		07/13/21		1,000	1,122,508
Sr. Unsec’d. Notes, 144A	3.000		09/19/22		2,420	2,522,226
Sr. Unsec’d. Notes, 144A	4.750		07/13/21		2,125	2,385,330
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS	7.250		06/28/17		9,060	9,581,856
Gtd. Notes, RegS	7.750		10/17/16		5,945	6,100,759
Gtd. Notes, RegS	7.750		01/20/20		10,015	11,467,175
Gtd. Notes, RegS	8.000		08/07/19		4,195	4,780,202
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes	1.500		10/21/20		8,500	8,486,034
Gov’t. Gtd. Notes	2.000		06/03/16		1,136	1,137,203
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	5.625		05/20/43		2,155	1,988,862
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000		05/20/16		11,736	11,726,611

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN AGENCIES (Continued)
Petroleos Mexicanos (Mexico),
Gtd. Notes(c)	4.875%	01/24/22		845	$851,338
Gtd. Notes	5.500	01/21/21		14,690	15,424,500
Gtd. Notes	8.000	05/03/19		2,055	2,287,832
Gtd. Notes, EMTN	5.500	01/09/17	EUR	734	866,845
Gtd. Notes, RegS	6.375	08/05/16	EUR	705	818,589
US Gov’t. Gtd.	2.830	02/15/24		532	551,874
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390	12/02/24		4,150	5,594,300
Gov’t. Gtd. Notes	8.400	12/15/16		521	541,840
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20		10,200	10,191,503

TOTAL FOREIGN AGENCIES (cost $360,466,525)					356,580,514

MUNICIPAL BONDS 1.1%

California 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49		3,755	5,473,476
BABs, Revenue Bonds	6.907	10/01/50		525	780,313
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds	7.618	08/01/40		4,300	6,435,380
Los Angeles Department of Airports, BABs, Taxable, Revenue Bonds	6.582	05/15/39		5,045	6,722,715
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716	07/01/39		8,475	10,971,650
BABs, Revenue Bonds	6.008	07/01/39		6,200	7,928,436
State of California,
GO Unlimited, BABs	7.300	10/01/39		835	1,236,092
GO Unlimited, BABs	7.550	04/01/39		1,600	2,480,224
GO Unlimited, BABs	7.600	11/01/40		2,320	3,661,795
GO Unlimited, BABs	7.625	03/01/40		275	425,106
University of California, BABs, Revenue Bonds	5.770	05/15/43		500	651,165
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		2,050	2,116,277
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115		4,900	4,948,216
Taxable, Revenue Bonds, Series J	4.131	05/15/45		2,250	2,340,652

					56,171,497

Colorado
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50		3,320	4,622,004

See Notes to Financial Statements.

Prudential Total Return Bond Fund	67

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Illinois 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	3,170	$4,245,074
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184	01/01/34	5,000	6,574,700

				10,819,774

Kentucky
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	4.303	11/01/19	800	863,472
BABs, Revenue Bonds, Series C	5.373	11/01/25	1,900	2,196,761

				3,060,233

New Jersey 0.1%
New Jersey State Turnpike Authority,
BABs, Revenue Bonds, Series A	7.102	01/01/41	4,478	6,599,318
BABs, Revenue Bonds, Series F	7.414	01/01/40	8,115	12,331,473
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	1,350	1,671,610

				20,602,401

New York 0.3%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687	11/15/40	700	969,332
New York City Transitional Finance Authority Future Tax Secured Revenue,
BABs, Revenue Bonds	4.725	11/01/23	1,400	1,600,606
BABs, Revenue Bonds	4.905	11/01/24	1,100	1,290,850
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	2,810	3,849,841
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770	03/15/39	18,800	23,593,624
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	2,600	2,835,404
Revenue Bonds	4.810	10/15/65	8,650	9,905,547

				44,045,204

Ohio
Ohio State University, BABs, Revenue Bonds	4.910	06/01/40	295	355,283
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	2,810	3,014,231
Ohio State Water Development Authority, BABs, Revenue Bonds	4.879	12/01/34	375	442,830

				3,812,344

See Notes to Financial Statements.

68

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
MUNICIPAL BONDS (Continued)

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%		11/15/34		675	$895,246

Pennsylvania 0.1%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105		12/01/39		400	531,840
BABs, Revenue Bonds, Series B	5.511		12/01/45		5,370	6,769,798

						7,301,638

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731		07/01/43		550	737,715

Texas 0.1%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427		02/01/42		6,480	7,433,856

TOTAL MUNICIPAL BONDS (cost $148,910,582)						159,501,912

RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.3%
Aire Valley Mortgages PLC (United Kingdom), Series 2004-1X, Class 3A2, RegS	0.186	(a)	09/20/66	EUR	5,743	6,429,971
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250		09/25/19		66	66,209
Series 2005-61, Class 1A1	0.959	(a)	12/25/35		1,139	977,553
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.899	(a)	02/25/45		105	105,080
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A(e)	0.584	(a)	07/31/57		13,116	11,835,454
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.629	(a)	03/27/36		27,137	25,230,332
Series 2015-R3, Class 2A1, 144A	0.569	(a)	02/27/37		33,582	30,710,611
Series 2015-R3, Class 6A1, 144A	0.603	(a)	05/28/36		35,871	33,958,998
Banc of America Funding Ltd., Series 2012-R5, Class A, 144A	0.697	(a)	10/03/39		260	258,612
Banc of America Funding Trust, Series 2005-D, Class A1	2.875	(a)	05/25/35		144	146,847
Series 2006-I, Class 4A1	3.202	(a)	10/20/46		55	40,738
Series 2014-R2, Class 2A1, 144A	0.649	(a)	05/26/37		3,609	3,368,234

See Notes to Financial Statements.

Prudential Total Return Bond Fund	69

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Funding Trust, (cont’d.)
Series 2014-R5, Class 1A1, 144A	2.413	%(a)	09/26/45	6,520	$6,389,857
Series 2015-R2, Class 5A1, 144A	0.598	(a)	09/29/36	24,964	22,911,985
Series 2015-R4, Class 4A1, 144A	3.500	(a)	07/26/36	16,304	16,265,676
Series 2015-R9, Class 2A1, 144A	0.644	(a)	02/26/37	13,609	12,318,757
Banc of America Mortgage Trust,
Series 2004-2, Class 5A1	6.500		10/25/31	4	3,977
Series 2004-E, Class 2A6	2.886	(a)	06/25/34	829	816,742
Series 2005-B, Class 2A2	3.069	(a)	03/25/35	33	30,163
Series 2005-B, Class 2A1	3.069	(a)	03/25/35	966	889,814
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	2.893	(a)	05/25/35	278	266,435
Series 2005-4, Class 23A2	2.893	(a)	05/25/35	93	90,694
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.517	(a)	02/25/33	5	5,092
Series 2005-4, Class 3A1	2.745	(a)	08/25/35	574	488,402
Series 2007-3, Class 1A1	2.923	(a)	05/25/47	656	585,894
CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1	5.750		12/25/35	1,315	1,215,680
Series 2005-HYB9, Class 3A2A	2.592	(a)	02/20/36	62	57,300
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.754	(a)	09/25/47	13,263	11,678,664
Series 2015-5, Class 2A1, 144A	0.623	(a)	11/25/36	13,552	12,207,971
CSMC, Series 2015-12R, Class 1A1, 144A(b)	2.439	(a)	10/30/47	24,295	23,959,942
Series 2016-1R, Class 1A3, 144A	0.578	(a)	08/27/37	73,126	65,784,669
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1(i)	2.389	(a)	11/25/24	4,634	4,661,582
Series 2013-C01, Class M2(i)	5.689	(a)	10/25/23	3,205	3,411,977
Series 2015-C01, Class 1M1(i)	1.939	(a)	02/25/25	5,395	5,402,615
Fannie Mae REMICS, Series 2000-32, Class FM	0.886	(a)	10/18/30	2	1,700
Series 2001-29, Class Z	6.500		07/25/31	58	66,705
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.750	(a)	07/25/44	228	231,055
Series T-63, Class 1A1	1.550	(a)	02/25/45	24	25,017
Freddie Mac REMICS, Series 1628, Class LZ	6.500		12/15/23	31	33,637
Series 1935, Class JZ	7.000		02/15/27	127	144,018
Series 2241, Class PH	7.500		07/15/30	63	73,498
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(i)	3.733	(a)	10/25/27	24,822	24,660,791
Series 2015-DNA3, Class M2(i)	3.289	(a)	04/25/28	12,650	12,879,582

See Notes to Financial Statements.

70

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2015-HQ2, Class M3(i)	3.689	%(a)	05/25/25	4,200	$4,020,059
Series 2015-HQA2, Class M3(i)	5.233	(a)	05/25/28	6,000	6,025,288
Series 2016-HQA1, Class M2(i)	3.189	(a)	09/25/28	5,850	5,921,923
GSMSC Resecuritization Trust, Series 2015-3R,
Class 1A1, 144A	0.573	(a)	01/26/37	18,674	17,891,379
Class 1A2, 144A	0.573	(a)	01/26/37	6,300	5,001,281
Class 2A1, 144A	0.573	(a)	10/26/36	20,888	19,622,759
Class 2A2, 144A	0.573	(a)	10/26/36	5,200	3,698,046
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A	1.439	(a)	10/25/37	31,739	26,926,963
IndyMac ARM Trust, Series 2001-H2, Class A1	1.842	(a)	01/25/32	3	2,500
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	2.888	(a)	03/25/36	302	232,833
JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	0.713	(a)	12/27/45	7,742	7,217,518
Series 2015-2, Class 2A1, 144A	2.434	(a)	08/26/46	20,295	19,808,320
LSTAR Securities Investment, Series 2016-1, Class A1, 144A(b)	2.434	(a)	01/01/21	13,394	12,992,640
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 144A	2.434	(a)	03/01/21	27,884	26,922,948
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE, 144A(b)(e)	3.534	(a)	09/01/21	30,801	30,512,541
Series 2014-2, Class A, 144A(b)	2.434	(a)	12/01/21	14,539	14,329,901
Series 2015-1, Class A, 144A	2.434	(a)	01/01/20	19,149	18,813,351
Series 2015-3, Class A, 144A	2.434	(a)	03/01/20	26,364	25,792,337
Series 2015-4, Class A1, 144A(b)(e)	2.434	(a)	04/01/20	565	548,295
Series 2015-5, Class A1, 144A(b)	2.434	(a)	04/01/20	13,355	13,070,771
Series 2015-5, Class A2, 144A	3.934	(a)	04/01/20	5,100	4,936,350
Series 2015-6, Class A, 144A(b)	2.434	(a)	05/01/20	78,630	76,762,832
Series 2015-7, Class A, 144A	2.434	(a)	07/01/20	40,091	39,366,981
Series 2015-8, Class A1, 144A	2.434	(a)	08/01/20	64,729	63,483,267
Series 2015-9, Class A1, 144A	2.434	(a)	10/01/20	19,935	19,559,532
Series 2015-9, Class A2, 144A	3.934	(a)	10/01/20	25,000	23,872,500
MASTR Alternative Loan Trust,
Series 2004-2, Class 4A1	5.000		02/25/19	22	21,849
Series 2004-4, Class 4A1	5.000		04/25/19	51	50,955
Nomura Resecuritization Trust, Series 2015-5R, Class 5A1, 144A	0.573	(a)	07/26/36	15,879	14,192,057
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class M1	0.869	(a)	04/25/35	4,000	3,810,785

See Notes to Financial Statements.

Prudential Total Return Bond Fund	71

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#			Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2	0.839	%(a)	02/25/34		28		$25,726
Series 2004-CL1, Class 2A2	0.839	(a)	02/25/19		—	(j)	45
Series 2006-DR1, Class 2A1, 144A	5.500		05/25/35		1,891		1,712,058
RALI Trust, Series 2006-QA1, Class A21	3.931	(a)	01/25/36		1,292		1,026,854
Regal Trust IV, Series 1999-1, Class A, 144A	2.170	(a)	09/29/31		101		92,843
RFMSI Trust, Series 2003-S9, Class A1	6.500		03/25/32		18		18,303
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A3	2.799	(a)	02/25/34		290		286,895
Series 2004-18, Class 3A1	2.625	(a)	12/25/34		23,621		22,800,255
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	1.096	(a)	09/19/32		31		30,363
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.688	(a)	02/25/32		8		7,340
Series 2002-14A, Class 2A1	2.515	(a)	07/25/32		3		2,565
Series 2002-HF2, Class M3	3.439	(a)	07/25/32		157		151,773
Series 2003-30, Class 2A1	5.027	(a)	10/25/33		419		424,968
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.326	(a)	02/25/33		1		1,269
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2	2.980	(a)	04/25/35		580		577,969
Series 2006-AR2, Class 2A1	2.841	(a)	03/25/36		200		195,326
Series 2006-AR10, Class 1A1	2.887	(a)	07/25/36		379		360,970

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $875,655,705)							873,812,813

SOVEREIGN BONDS 5.3%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000		04/17/17		12,780		12,998,530
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A	6.875		04/22/21		14,825		15,269,750
Sr. Unsec’d. Notes, 144A(c)	7.500		04/22/26		7,300		7,409,500
Austria Government International Bond (Austria), Sr. Unsec’d. Notes, RegS	1.750		06/17/16		10,137		10,151,658
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000		06/26/17	EUR	10,200		12,991,884
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375		07/12/21		2,600		2,717,000
Sr. Unsec’d. Notes	5.000		06/15/45		1,400		1,333,500
Sr. Unsec’d. Notes	7.375		01/27/17		5,846		6,101,762

See Notes to Financial Statements.

72

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia), (cont’d.)
Sr. Unsec’d. Notes	8.375%	02/15/27		900	$1,134,000
Sr. Unsec’d. Notes	11.750	02/25/20		1,500	1,961,250
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN, RegS, 144A	4.625	02/03/20	EUR	800	968,717
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500	05/06/21		12,030	13,172,850
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		12,208	16,743,199
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes(e)	5.000	08/22/16	JPY	90,000	827,435
Sr. Unsec’d. Notes, EMTN(e)	3.800	08/08/17	JPY	1,800,000	15,214,940
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes, RegS	2.005	09/18/19		5,200	5,253,924
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	1,795	2,344,772
Sr. Unsec’d. Notes	2.110	10/26/17	JPY	500,000	4,749,883
Sr. Unsec’d. Notes	4.125	02/19/18		5,102	5,286,815
Sr. Unsec’d. Notes	5.375	02/21/23		2,300	2,534,439
Sr. Unsec’d. Notes	5.750	11/22/23		10,000	11,312,500
Sr. Unsec’d. Notes	6.375	03/29/21		40,620	46,245,870
Sr. Unsec’d. Notes	7.625	03/29/41		10,346	14,612,173
Sr. Unsec’d. Notes, EMTN	4.000	05/20/16	CHF	3,000	3,130,408
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	4.875	06/16/16		23,319	23,377,554
Unsec’d. Notes, RegS	5.875	05/11/22		9,300	10,600,103
Unsec’d. Notes, 144A	4.875	06/16/16		1,610	1,614,043
Unsec’d. Notes, 144A	5.875	05/11/22		8,850	10,087,195
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	2.875	07/08/21	EUR	700	830,394
Sr. Unsec’d. Notes, RegS	6.750	01/15/44		2,565	3,141,137
Sr. Unsec’d. Notes, RegS	6.875	03/09/17		1,075	1,121,763
Sr. Unsec’d. Notes, 144A	2.875	07/08/21	EUR	2,500	2,965,694
Sr. Unsec’d. Notes, 144A	3.375	07/30/25	EUR	13,850	16,151,128
Sr. Unsec’d. Notes, 144A(c)	5.125	01/15/45		7,920	8,035,165
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450	03/24/17	JPY	2,859,000	27,657,601
Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	110,000	1,051,823
Sr. Unsec’d. Notes	5.250	09/20/16		7,232	7,341,348
Sr. Unsec’d. Notes	5.375	06/12/17		200	208,390
Sr. Unsec’d. Notes	5.375	06/15/33		1,240	1,447,171

See Notes to Financial Statements.

Prudential Total Return Bond Fund	73

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes	6.875%		09/27/23		8,300	$10,370,850
Sr. Unsec’d. Notes, EMTN	5.200		07/31/34	EUR	900	1,416,994
Sr. Unsec’d. Notes, EMTN, RegS	6.000		08/04/28	GBP	3,000	5,331,995
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, EMTN, RegS	1.500		06/22/18		28,000	28,228,592
Unsec’d. Notes, 144A, RegS	8.875		12/01/24		3,120	4,644,145
Unsec’d. Notes, EMTN	5.000		04/24/18	GBP	1,800	2,831,806
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	5.125		09/14/17		12,105	12,749,591
Sr. Unsec’d. Notes, RegS	6.125		03/09/21		2,500	2,899,500
Sr. Unsec’d. Notes, RegS	7.375		02/11/20		600	710,190
Sr. Unsec’d. Notes, 144A	7.375		02/11/20		10,290	12,179,758
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	1.160		08/08/16	JPY	200,000	1,884,305
Sr. Unsec’d. Notes	2.750		04/22/23	EUR	9,700	11,824,110
Sr. Unsec’d. Notes	11.375		09/15/16		2,773	2,876,267
Sr. Unsec’d. Notes, EMTN	2.375		04/09/21	EUR	600	721,898
Sr. Unsec’d. Notes, GMTN	1.625		03/06/24	EUR	1,600	1,803,692
Sr. Unsec’d. Notes, GMTN	4.250		07/14/17	EUR	9,000	10,808,615
Sr. Unsec’d. Notes, GMTN	11.000		05/08/17	ITL	6,050,000	3,935,937
Sr. Unsec’d. Notes, MTN	4.750		03/08/44		19,040	19,230,400
Sr. Unsec’d. Notes, Series G, GMTN	6.750		02/06/24	GBP	500	863,543
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750		03/16/25		3,700	3,811,000
Sr. Unsec’d. Notes	5.200		01/30/20		2,475	2,728,687
Sr. Unsec’d. Notes	9.375		01/16/23		7,800	10,432,500
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	(h)	05/31/18		1,210	1,168,172
Pass-Through Certificates, 144A	1.407	(h)	05/31/18		2,552	2,463,574
Perusahaan Penerbit SBSN Indonesia II (Indonesia), Sr. Unsec’d. Notes, RegS	4.000		11/21/18		3,000	3,120,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750		01/30/26	EUR	2,700	3,210,679
Sr. Unsec’d. Notes	8.375		05/03/16		3,362	3,362,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.375		01/18/17		75	79,149
Sr. Unsec’d. Notes	9.500		02/02/30		4,450	7,598,473
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	1.490%		05/30/17	JPY	200,000	1,904,135

See Notes to Financial Statements.

74

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, 144A	5.125%	10/15/24		21,650	$21,488,794
Sr. Unsec’d. Notes, EMTN, RegS	5.125	10/15/24		15,050	14,937,938
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	2.000	10/23/22		5,000	5,020,650
Sr. Unsec’d. Notes	6.500	01/15/26		6,390	8,568,485
Province of Manitoba Canada (Canada), Sr. Unsec’d. Notes(c)	2.050	11/30/20		7,500	7,638,532
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,225,612
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875	05/05/21		4,000	4,334,556
Republic of Korea (South Korea), Sr. Unsec’d. Notes	5.125	12/07/16		600	614,220
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250	02/22/17		12,500	12,907,500
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	3.875	10/29/35	EUR	3,520	4,159,414
Sr. Unsec’d. Notes, 144A	3.875	10/29/35	EUR	19,865	23,473,510
Sr. Unsec’d. Notes, 144A	4.875	01/22/24		3,134	3,427,812
Slovenia Government Bond (Slovenia), Unsec’d. Notes, RegS	1.500	03/25/35	EUR	650	660,814
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.125	02/18/19		2,000	2,113,456
Sr. Unsec’d. Notes, RegS	4.750	05/10/18		950	1,005,414
Sr. Unsec’d. Notes, RegS	5.250	02/18/24		15,400	17,286,500
Sr. Unsec’d. Notes, RegS	5.500	10/26/22		14,100	15,918,195
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		27,100	31,286,950
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	678,445
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000	03/06/18		650	675,878
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.625	06/06/18		12,400	12,390,216
Sr. Unsec’d. Notes, RegS	1.875	01/27/17		24,000	24,127,992
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	09/26/16		2,000	2,046,360
Sr. Unsec’d. Notes	7.000	06/05/20		14,590	16,588,392
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000	06/28/19	EUR	500	673,339

See Notes to Financial Statements.

Prudential Total Return Bond Fund	75

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	2.991%		07/06/16		1,220		$1,223,782
Sr. Unsec’d. Notes, RegS	4.646		07/06/21		3,260		3,603,278

TOTAL SOVEREIGN BONDS (cost $743,316,747)							743,363,859

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.4%
Fannie Mae Strips Interest	1.093	(h)	02/07/18		325		318,874
Fannie Mae Strips Interest	2.108	(h)	05/15/22		483		427,133
Fannie Mae Strips Interest	2.267	(h)	01/15/23		365		316,947
Fannie Mae Strips Principal	3.097	(h)	01/15/30		2,597		1,746,181
Fannie Mae Strips Principal, MTN	3.071	(h)	05/15/30		1,585		1,052,619
Federal Home Loan Banks	4.000		10/24/29		1,860		2,127,085
Federal Home Loan Mortgage Corp.	2.500		03/01/30		3,683		3,799,375
Federal Home Loan Mortgage Corp.	2.521	(a)	09/01/35		8		8,848
Federal Home Loan Mortgage Corp.	2.671	(a)	01/01/24		4		3,566
Federal Home Loan Mortgage Corp.	2.699	(h)	12/11/25		50		39,490
Federal Home Loan Mortgage Corp.	2.702	(a)	07/01/30		2		2,533
Federal Home Loan Mortgage Corp.	4.000		TBA		500		533,906
Federal Home Loan Mortgage Corp.	4.500		09/01/39		1,752		1,912,784
Federal Home Loan Mortgage Corp.	5.000		01/01/39 07/01/40	-	509		561,181
Federal Home Loan Mortgage Corp.	5.500		06/01/31- 07/01/34		581		667,187
Federal Home Loan Mortgage Corp.	6.000		10/01/32- 12/01/36		380		437,691
Federal Home Loan Mortgage Corp.	6.500		07/01/32- 11/01/33		148		169,093
Federal Home Loan Mortgage Corp.	7.000		09/01/32		35		36,577
Federal Home Loan Mortgage Corp.	7.500		09/01/16- 07/01/17		—	(j)	420
Federal Home Loan Mortgage Corp.	8.500		08/01/24- 11/01/24		8		8,601
Federal National Mortgage Assoc.	1.776	(a)	09/01/40		29		29,335
Federal National Mortgage Assoc.	1.807	(h)	10/09/19		200		190,071
Federal National Mortgage Assoc.	2.045	(a)	01/01/20		14		14,761
Federal National Mortgage Assoc.	2.329	(a)	12/01/34		21		22,466
Federal National Mortgage Assoc.	2.500		TBA		500		512,900
Federal National Mortgage Assoc.(k)	2.500		TBA		500		513,838
Federal National Mortgage Assoc.	2.514	(a)	09/01/31		9		9,141
Federal National Mortgage Assoc.	3.022	(a)	05/01/36		14		14,920
Federal National Mortgage Assoc.	3.212	(a)	05/01/36		22		23,197
Federal National Mortgage Assoc.(k)	3.500		TBA		39,000		40,870,787
Federal National Mortgage Assoc.	3.500		TBA		30,500		31,905,864
Federal National Mortgage Assoc.(k)	4.000		TBA		7,500		8,011,962

See Notes to Financial Statements.

76

Description	Interest Rate		Maturity Date		Principal Amount (000)#			Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%		TBA			12,500		$13,337,645
Federal National Mortgage Assoc.	4.000		12/01/40			253		272,306
Federal National Mortgage Assoc.	4.500		TBA			14,500		15,787,440
Federal National Mortgage Assoc.	4.500		01/01/25- 05/01/44			1,774		1,928,172
Federal National Mortgage Assoc.	4.517	(a)	01/01/28			6		6,098
Federal National Mortgage Assoc.	5.000		TBA			500		552,832
Federal National Mortgage Assoc.	5.000		10/01/17 03/01/34	-		1,639		1,811,076
Federal National Mortgage Assoc.	5.375		12/07/28		GBP	1,700		3,216,087
Federal National Mortgage Assoc.	5.500		12/01/16 03/01/35	-		3,194		3,609,318
Federal National Mortgage Assoc.	5.500		12/01/16			—	(j)	45
Federal National Mortgage Assoc.	6.000		12/01/16- 06/01/37			1,074		1,228,041
Federal National Mortgage Assoc.	6.500		12/01/17- 11/01/33			499		582,294
Federal National Mortgage Assoc.	7.000		03/01/32- 06/01/32			64		73,426
Financing Corp.	9.800		04/06/18			300		351,061
Financing Corp., Strips Interest	1.615	(h)	09/26/19			338		321,622
Financing Corp., Strips Principal	1.351	(h)	10/06/17			100		98,751
Freddie Mac Strips Interest	2.847	(h)	09/15/26			2,433		1,867,123
Freddie Mac Strips Interest	3.333	(h)	07/15/31			3,620		2,254,855
Freddie Mac Strips Principal	3.239	(h)	03/15/31			4,775		3,066,753
Government National Mortgage Assoc.	1.750	(a)	06/20/23- 05/20/30			40		40,994
Government National Mortgage Assoc.	1.875	(a)	07/20/22- 07/20/27			22		22,763
Government National Mortgage Assoc.	2.000	(a)	02/20/17- 11/20/29			70		72,341
Government National Mortgage Assoc.	3.000		01/15/45- 08/20/45			5,742		5,953,751
Government National Mortgage Assoc.(k)	3.500		TBA			44,000		46,473,284
Government National Mortgage Assoc.	3.500		TBA			22,500		23,729,591
Government National Mortgage Assoc.	3.500		10/15/40- 04/20/45			5,136		5,430,472
Government National Mortgage Assoc.	4.000		TBA			5,500		5,869,746
Government National Mortgage Assoc.	4.500		02/20/41			5,438		5,916,000
Government National Mortgage Assoc.	5.000		08/20/39			1,735		1,926,401
Government National Mortgage Assoc.	5.500		08/15/33			17		19,472
Government National Mortgage Assoc.	6.000		01/15/33- 12/15/33			88		99,804
Government National Mortgage Assoc.	6.500		09/15/32- 07/15/38			449		516,264
Government National Mortgage Assoc.	8.000		08/20/31			1		708

See Notes to Financial Statements.

Prudential Total Return Bond Fund	77

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	8.500%		06/15/30- 08/20/30		8	$9,494
Hashemite Kingdom of Jordan Government AID Bond, US Gov’t. Gtd.	3.000		06/30/25		2,555	2,724,333
Helios Leasing I LLC, US Gov’t. Gtd.	1.480		12/04/24		3,736	3,671,313
US Gov’t. Gtd.	1.562		09/28/24		1,985	1,958,020
US Gov’t. Gtd.	2.018		05/29/24		463	466,034
Israel Government AID Bond, US Gov’t. Gtd.(c)	5.500		12/04/23		15,000	18,678,195
US Gov’t. Gtd.	5.500		09/18/33		1,900	2,577,842
Israel Government AID Bond Strips Principal, US Gov’t. Gtd.	2.320	(h)	08/15/23		125	106,156
US Gov’t. Gtd.	2.633	(h)	11/01/24		4,597	3,753,602
New Valley Generation I, Pass-Through Certificates, Sec’d. Notes	7.299		03/15/19		506	549,391
New Valley Generation IV, Pass-Through Certificates, Sec’d. Notes	4.687		01/15/22		867	943,712
Petroleos Mexicanos, US Gov’t. Gtd.	1.700		12/20/22		7,137	7,134,609
Private Export Funding Corp., US Gov’t. Gtd.	2.050		11/15/22		2,500	2,515,142
US Gov’t. Gtd.	2.250		03/15/20		1,000	1,033,734
US Gov’t. Gtd.	2.450		07/15/24		185	187,368
US Gov’t. Gtd.	2.800		05/15/22		500	526,845
US Gov’t. Gtd.	3.250		06/15/25		3,595	3,855,828
Residual Funding Corp., Strips Principal, Unsec’d. Notes	1.674	(h)	10/15/20		4,500	4,201,074
Unsec’d. Notes	2.794	(h)	04/15/30		1,480	1,001,728
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.269	(h)	10/15/23		256	217,550
Unsec’d. Notes	2.969	(h)	04/15/30		45	30,162
Unsec’d. Notes	3.000	(h)	01/15/30		452	305,477
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250		09/15/39		635	813,831
Sr. Unsec’d. Notes	5.350		06/07/21	GBP	6,300	10,792,535
Sr. Unsec’d. Notes	7.125		05/01/30		8,360	12,348,029
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	1.901	(h)	07/15/20		300	280,213
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	1.236	(h)	12/15/17		169	166,050
Unsec’d. Notes	2.830	(h)	11/01/25		17,000	13,364,261
U.S. Department of Housing and Urban Development, US Gov’t. Gtd.	5.450		08/01/19		1,176	1,190,602

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $336,541,528)						338,128,999

See Notes to Financial Statements.

78

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bonds(l)(m)	2.875%	05/15/43		82,695	$86,493,843
U.S. Treasury Bonds	3.000	11/15/45		14,985	16,035,119
U.S. Treasury Notes(c)	0.750	02/28/18		300	299,965
U.S. Treasury Notes	1.000	12/31/17 09/15/18	-	2,590	2,601,272
U.S. Treasury Notes(l)	1.000	03/15/18		16,090	16,159,766
U.S. Treasury Notes(c)	1.250	03/31/21		26,650	26,609,412
U.S. Treasury Notes	1.375	04/30/21		39,365	39,468,018
U.S. Treasury Notes(l)	1.625	04/30/19		49,280	50,286,790
U.S. Treasury Notes	1.625	04/30/23		22,515	22,481,588
U.S. Treasury Notes(c)	1.625	02/15/26		4,985	4,898,540
U.S. Treasury Notes	1.750	02/28/22		4,195	4,263,496
U.S. Treasury Notes(d)(l)(m)	2.000	07/31/22		121,330	124,818,238
U.S. Treasury Notes	2.125	09/30/21 12/31/22	-	112,285	116,553,658
U.S. Treasury Notes	2.250	11/15/25		385	399,633
U.S. Treasury Notes(l)	2.625	11/15/20		11,700	12,407,031

TOTAL U.S. TREASURY OBLIGATIONS (cost $518,213,406)					523,776,369

				Shares
PREFERRED STOCKS 0.1%

Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 6.988%(a)				22,000	575,300
State Street Corp., 5.350%(a)				315,000	8,281,350

TOTAL PREFERRED STOCKS (cost $8,425,000)					8,856,650

TOTAL LONG-TERM INVESTMENTS (cost $13,589,346,411)					13,712,123,032

SHORT-TERM INVESTMENTS 10.1%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $250,845,821)(Note 3)(n)				26,853,558	249,469,550
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,170,195,097; includes $967,351,294 of cash collateral for securities on loan)(Note 3)(n)(o)				1,170,195,097	1,170,195,097

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,421,040,918)					1,419,664,647

See Notes to Financial Statements.

Prudential Total Return Bond Fund	79

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED*

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	25,000	$—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	12,500	3

TOTAL OPTIONS PURCHASED (cost $13,687)			3

TOTAL SHORT-TERM INVESTMENTS (cost $1,421,054,605)			1,419,664,650

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.1% (cost $15,010,401,016)(Note 5)			15,131,787,682

OPTION WRITTEN*

Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $7,750)	Barclays Capital Group	37,500	—

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 108.1% (cost $15,010,393,266)(Note 5)			15,131,787,682
Liabilities in excess of other assets(q) (8.1)%			(1,135,063,469)

NET ASSETS 100.0%			$13,996,724,213

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

AID—Agency for International Development

ARM—Adjustable Rate Mortgage

BABs—Build America Bonds

bps—Basis Points

CDO—Collateralized Debt Obligation

See Notes to Financial Statements.

80

CLO—Collateralized Loan Obligation

CMBS—Commercial Mortgage Backed Securities

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

GO—General Obligation

IO—Interest Only

JIBAR—Johannesburg Interbank Agreed Rate

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OIS—Overnight Index Swap

OTC—Over-the-counter

PIK—Payment-in-Kind

REMICS—Real Estate Mortgage Investment Conduit Security

SONIA—Sterling Overnight Index Average

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

See Notes to Financial Statements.

Prudential Total Return Bond Fund	81

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $275,409,242 and 2.0% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $943,669,190; cash collateral of $967,351,294 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $223,282,777. The aggregate value, $206,366,861, is approximately 1.5% of net assets.
(g)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Security may be post maturity.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(j)	Less than $500 par.
(k)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $91,000,000 is approximately .7% of net assets.
(l)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(m)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	Interest rate not available as of April 30, 2016.
(q)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
4,563	2 Year U.S. Treasury Notes	Jun. 2016	$996,427,533	$997,585,875	$1,158,342
33,711	5 Year U.S. Treasury Notes	Jun. 2016	4,068,940,403	4,076,133,961	7,193,558
27,341	10 Year U.S. Treasury Notes	Jun. 2016	3,553,967,064	3,556,038,812	2,071,748
12	10 Year U.S. Ultra Treasury Notes	Jun. 2016	1,697,642	1,686,750	(10,892)
7,134	U.S. Ultra Bonds	Jun. 2016	1,229,400,161	1,222,366,312	(7,033,849)

					3,378,907

	Short Positions:
3,820	90 Day Euro Dollar	Mar. 2017	945,444,270	946,214,000	(769,730)
10,874	90 Day Euro Dollar	Jun. 2017	2,694,492,410	2,691,858,700	2,633,710
636	90 Day Euro Dollar	Sep. 2017	157,456,485	157,338,450	118,035

See Notes to Financial Statements.

82

Futures contracts outstanding at April 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Short Positions (cont’d.):
636	90 Day Euro Dollar	Dec. 2017	$157,082,841	$157,227,150	$(144,309)
738	U.S. Long Bonds	Jun. 2016	121,519,049	120,524,625	994,424

					2,832,130

					$6,211,037

(1)	U.S. Treasury Obligations with a combined market value of $76,961,644 and cash of $17,540,000 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at April 30, 2016.

Forward foreign currency exchange contracts outstanding at April 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/14/16	Citigroup Global Markets	AUD	18,006	$13,749,800	$13,647,283	$(102,517)
Expiring 07/14/16	Citigroup Global Markets	AUD	12,432	9,679,100	9,422,552	(256,548)
Expiring 07/14/16	JPMorgan Chase	AUD	28,044	21,355,952	21,255,734	(100,218)
Expiring 07/14/16	Toronto Dominion	AUD	12,530	9,634,000	9,497,052	(136,948)
Brazilian Real,
Expiring 05/12/16	Citigroup Global Markets	BRL	23,101	6,274,029	6,689,683	415,654
Expiring 05/12/16	Citigroup Global Markets	BRL	22,570	6,124,462	6,536,060	411,598
Expiring 05/12/16	Citigroup Global Markets	BRL	15,007	4,043,052	4,345,794	302,742
British Pound,
Expiring 07/27/16	Citigroup Global Markets	GBP	19,077	27,650,700	27,882,132	231,432
Expiring 07/27/16	Citigroup Global Markets	GBP	19,070	27,650,700	27,871,286	220,586
Canadian Dollar,
Expiring 07/14/16	Citigroup Global Markets	CAD	12,299	9,699,197	9,802,621	103,424
Expiring 07/14/16	Citigroup Global Markets	CAD	12,266	9,679,100	9,776,400	97,300
Expiring 07/14/16	Toronto Dominion	CAD	55,386	43,222,403	44,143,040	920,637
Chilean Peso,
Expiring 05/13/16	Barclays Capital Group	CLP	2,216,259	3,203,150	3,350,415	147,265
Expiring 05/13/16	Citigroup Global Markets	CLP	4,367,698	6,405,000	6,602,836	197,836
Expiring 05/13/16	Citigroup Global Markets	CLP	2,214,978	3,203,150	3,348,478	145,328
Expiring 05/13/16	Citigroup Global Markets	CLP	1,374,243	1,916,122	2,077,502	161,380
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	8,535,635	2,526,831	2,990,255	463,424
Expiring 05/13/16	Barclays Capital Group	COP	3,165,485	922,344	1,108,952	186,608
Expiring 05/13/16	Citigroup Global Markets	COP	21,991,128	6,574,727	7,704,064	1,129,337

See Notes to Financial Statements.

Prudential Total Return Bond Fund	83

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso, (cont’d.)
Expiring 05/13/16	Citigroup Global Markets	COP	4,901,638	$1,451,477	$1,717,171	$265,694
Expiring 05/13/16	Citigroup Global Markets	COP	4,590,669	1,360,602	1,608,231	247,629
Expiring 05/13/16	Citigroup Global Markets	COP	3,281,964	971,858	1,149,757	177,899
Czech Koruna,
Expiring 07/22/16	Citigroup Global Markets	CZK	1,877,790	79,149,834	79,675,528	525,694
Euro,
Expiring 07/27/16	JPMorgan Chase	EUR	12,136	13,936,900	13,935,236	(1,664)
Indian Rupee,
Expiring 05/23/16	Barclays Capital Group	INR	361,417	5,386,241	5,423,883	37,642
Expiring 05/23/16	Citigroup Global Markets	INR	478,732	7,134,078	7,184,470	50,392
Expiring 07/22/16	Citigroup Global Markets	INR	557,318	8,308,263	8,271,065	(37,198)
Japanese Yen,
Expiring 04/03/17	JPMorgan Chase	JPY	3,204,000	28,500,267	30,515,521	2,015,254
Expiring 04/06/17	JPMorgan Chase	JPY	23,360,000	208,027,400	222,515,470	14,488,070
Expiring 07/27/16	JPMorgan Chase	JPY	1,531,490	13,820,600	14,432,027	611,427
Expiring 07/27/16	JPMorgan Chase	JPY	1,491,891	13,936,900	14,058,866	121,966
Expiring 07/27/16	JPMorgan Chase	JPY	1,039,610	9,755,800	9,796,790	40,990
Expiring 07/27/16	JPMorgan Chase	JPY	741,810	6,968,400	6,990,462	22,062
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	146,066	8,295,871	8,420,568	124,697
Expiring 07/22/16	Citigroup Global Markets	MXN	120,098	6,898,202	6,923,508	25,306
Expiring 07/22/16	Citigroup Global Markets	MXN	73,722	4,224,324	4,250,001	25,677
Expiring 07/22/16	Citigroup Global Markets	MXN	70,916	4,071,547	4,088,226	16,679
Expiring 07/22/16	JPMorgan Chase	MXN	144,666	8,331,492	8,339,819	8,327
New Taiwanese Dollar,
Expiring 07/13/16	Bank of America	TWD	133,643	4,128,878	4,146,853	17,975
Expiring 07/13/16	Citigroup Global Markets	TWD	371,829	11,614,220	11,537,579	(76,641)
Expiring 07/13/16	Citigroup Global Markets	TWD	266,201	8,234,867	8,260,006	25,139
New Zealand Dollar,
Expiring 07/14/16	Bank of America	NZD	14,015	9,755,800	9,747,016	(8,784)
Expiring 07/14/16	Citigroup Global Markets	NZD	13,938	9,607,300	9,693,258	85,958
Expiring 07/14/16	JPMorgan Chase	NZD	20,054	13,885,800	13,947,071	61,271
Expiring 07/14/16	JPMorgan Chase	NZD	19,980	13,749,800	13,895,379	145,579
Expiring 07/14/16	JPMorgan Chase	NZD	10,072	6,913,300	7,004,399	91,099
Expiring 07/14/16	Toronto Dominion	NZD	19,743	13,827,200	13,730,446	(96,754)
Norwegian Krone,
Expiring 07/22/16	Goldman Sachs & Co.	NOK	544,279	66,959,463	67,572,467	613,004
Expiring 07/22/16	Goldman Sachs & Co.	NOK	224,365	27,873,800	27,855,009	(18,791)

See Notes to Financial Statements.

84

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 07/22/16	Bank of America	PLN	32,151	$8,295,917	$8,410,183	$114,266
Expiring 07/22/16	Bank of America	PLN	31,545	8,339,141	8,251,787	(87,354)
Expiring 07/22/16	Citigroup Global Markets	PLN	15,667	4,060,402	4,098,326	37,924
Expiring 07/22/16	Citigroup Global Markets	PLN	10,426	2,765,400	2,727,281	(38,119)
Russian Ruble,
Expiring 07/20/16	Barclays Capital Group	RUB	554,165	8,234,866	8,371,579	136,713
Expiring 07/20/16	Barclays Capital Group	RUB	260,804	3,853,647	3,939,869	86,222
Expiring 07/20/16	Citigroup Global Markets	RUB	298,483	4,404,108	4,509,079	104,971
Singapore Dollar,
Expiring 07/13/16	Toronto Dominion	SGD	18,514	13,827,200	13,745,442	(81,758)
Swedish Krona,
Expiring 07/22/16	Deutsche Bank AG	SEK	392,031	48,545,692	48,968,439	422,747
Expiring 07/22/16	Deutsche Bank AG	SEK	214,556	26,449,065	26,800,082	351,017
Swiss Franc,
Expiring 07/27/16	Bank of America	CHF	13,017	13,537,176	13,624,110	86,934
Expiring 07/27/16	Citigroup Global Markets	CHF	26,661	27,873,800	27,903,696	29,896
Expiring 07/27/16	Citigroup Global Markets	CHF	19,959	20,905,300	20,889,760	(15,540)
Expiring 07/27/16	JPMorgan Chase	CHF	13,366	13,820,600	13,989,157	168,557
Turkish Lira,
Expiring 05/20/16	Barclays Capital Group	TRY	9,497	3,237,399	3,375,622	138,223
Expiring 05/20/16	Citigroup Global Markets	TRY	37,955	12,824,201	13,490,249	666,048
Expiring 05/20/16	Citigroup Global Markets	TRY	36,561	12,297,434	12,994,868	697,434
Expiring 05/20/16	Citigroup Global Markets	TRY	36,115	12,169,500	12,836,581	667,081
Expiring 05/20/16	Citigroup Global Markets	TRY	21,382	7,466,284	7,599,696	133,412
Expiring 05/20/16	Citigroup Global Markets	TRY	16,626	5,836,693	5,909,360	72,667
Expiring 05/20/16	Citigroup Global Markets	TRY	4,648	1,629,591	1,652,150	22,559

				$1,090,967,719	$1,118,825,537	$27,857,818

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/14/16	Citigroup Global Markets	AUD	36,542	$27,653,100	$27,696,855	$(43,755)
Brazilian Real,
Expiring 05/12/16	Citigroup Global Markets	BRL	5,036	1,372,525	1,458,288	(85,763)
Expiring 05/12/16	Citigroup Global Markets	BRL	5,025	1,372,525	1,455,108	(82,583)
Expiring 05/12/16	Credit Suisse First Boston Corp.	BRL	39,714	9,835,039	11,500,523	(1,665,484)

See Notes to Financial Statements.

Prudential Total Return Bond Fund	85

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real, (cont’d.)
Expiring 06/02/16	Citigroup Global Markets	BRL	4,960	$1,382,550	$1,426,186	$(43,636)
British Pound,
Expiring 07/27/16	Citigroup Global Markets	GBP	131,429	190,422,564	192,089,789	(1,667,225)
Expiring 07/27/16	Citigroup Global Markets	GBP	33,094	47,581,284	48,368,031	(786,747)
Expiring 07/27/16	Citigroup Global Markets	GBP	5,707	8,292,400	8,340,664	(48,264)
Expiring 07/27/16	JPMorgan Chase	GBP	9,537	13,885,800	13,939,509	(53,709)
Canadian Dollar,
Expiring 07/14/16	Citigroup Global Markets	CAD	17,843	13,826,500	14,221,252	(394,752)
Chilean Peso,
Expiring 05/13/16	Citigroup Global Markets	CLP	3,017,504	4,328,343	4,561,691	(233,348)
Expiring 05/13/16	Credit Suisse First Boston Corp.	CLP	7,259,893	10,061,524	10,975,092	(913,568)
Chinese Renminbi,
Expiring 07/27/16	JPMorgan Chase	CNH	63,306	9,677,700	9,730,801	(53,101)
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	12,510,136	3,887,550	4,382,626	(495,076)
Expiring 05/13/16	Barclays Capital Group	COP	11,599,831	3,470,925	4,063,722	(592,797)
Expiring 05/13/16	Citigroup Global Markets	COP	12,664,774	3,884,900	4,436,800	(551,900)
Expiring 05/13/16	Citigroup Global Markets	COP	11,610,244	3,470,925	4,067,370	(596,445)
Euro,
Expiring 07/27/16	Bank of America	EUR	32,077	36,425,157	36,832,148	(406,991)
Expiring 07/27/16	JPMorgan Chase	EUR	164,166	185,552,959	188,501,364	(2,948,405)
Hungarian Forint,
Expiring 07/22/16	Citigroup Global Markets	HUF	2,994,229	10,967,871	10,980,765	(12,894)
Japanese Yen,
Expiring 07/27/16	Citigroup Global Markets	JPY	3,796,711	34,258,614	35,778,389	(1,519,775)
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	145,196	8,362,135	8,370,396	(8,261)
New Zealand Dollar,
Expiring 07/14/16	Citigroup Global Markets	NZD	13,888	9,679,100	9,658,882	20,218
Expiring 07/14/16	JPMorgan Chase	NZD	43,631	30,063,285	30,343,711	(280,426)
Expiring 07/14/16	JPMorgan Chase	NZD	10,010	6,911,000	6,961,381	(50,381)
Expiring 07/14/16	Toronto Dominion	NZD	30,183	20,644,400	20,991,118	(346,718)
Polish Zloty,
Expiring 07/22/16	Citigroup Global Markets	PLN	18,723	4,938,907	4,897,701	41,206
Singapore Dollar,
Expiring 07/13/16	Bank of America	SGD	11,267	8,257,755	8,365,164	(107,409)
Expiring 07/13/16	Citigroup Global Markets	SGD	17,839	13,175,787	13,244,303	(68,516)
Expiring 07/13/16	Deutsche Bank AG	SGD	9,325	6,911,000	6,923,130	(12,130)

See Notes to Financial Statements.

86

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 07/26/16	Goldman Sachs & Co.	ZAR	524,426	$35,863,616	$36,190,484	$(326,868)
Swiss Franc,
Expiring 07/27/16	JPMorgan Chase	CHF	16,755	17,262,637	17,535,687	(273,050)
Turkish Lira,
Expiring 05/20/16	Citigroup Global Markets	TRY	19,192	6,310,768	6,821,562	(510,794)
Expiring 05/20/16	JPMorgan Chase	TRY	91,342	30,372,418	32,465,707	(2,093,289)

				$820,363,563	$837,576,199	$(17,212,636)

						$10,645,182

Cross currency exchange contracts outstanding at April 30, 2016:

Settlement	Type	Notional Amount (000)#		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
05/20/16	Buy	TRY	38,005	EUR	11,589	$230,733	Citigroup Global Markets
07/14/16	Buy	NZD	23,935	EUR	14,560	(65,215)	Toronto Dominion
07/14/16	Buy	EUR	8,529	AUD	12,905	7,340	JPMorgan Chase
07/14/16	Buy	AUD	12,800	EUR	8,584	(150,530)	JPMorgan Chase
07/14/16	Buy	CAD	14,014	JPY	1,229,079	(408,321)	JPMorgan Chase
07/22/16	Buy	GBP	9,600	CZK	332,093	(59,885)	JPMorgan Chase
07/22/16	Buy	SEK	56,127	EUR	6,113	(6,728)	Citigroup Global Markets
07/22/16	Buy	EUR	24,403	NOK	226,002	(42,203)	JPMorgan Chase
07/27/16	Buy	GBP	19,235	EUR	24,636	(175,748)	Citigroup Global Markets
07/27/16	Buy	GBP	19,011	CHF	26,882	(350,210)	JPMorgan Chase
07/27/16	Buy	GBP	6,663	EUR	8,545	(73,345)	JPMorgan Chase
07/27/16	Buy	GBP	9,537	EUR	12,267	(145,414)	Citigroup Global Markets
07/27/16	Buy	GBP	9,526	EUR	12,242	(134,259)	Citigroup Global Markets
07/27/16	Buy	EUR	12,184	GBP	9,557	21,491	Citigroup Global Markets
07/27/16	Buy	EUR	8,527	GBP	6,701	(2,419)	Citigroup Global Markets

						$(1,354,713)

See Notes to Financial Statements.

Prudential Total Return Bond Fund	87

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Interest rate swap agreements outstanding at April 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
MXN	208,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	$342,367	$—	$342,367	Credit Suisse First Boston Corp.
MXN	163,300	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	155,081	—	155,081	Deutsche Bank AG
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	61,996	—	61,996	Hong Kong & Shanghai Bank

					$559,444	$—	$559,444

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	38,000	08/04/16	0.078%	1 Day EONIA(1)	$17,537	$(140,997)	$(158,534)
EUR	9,900	08/01/19	0.346%	1 Day EONIA(1)	14,851	(307,472)	(322,323)
EUR	29,730	02/23/26	0.324%	1 Day EONIA(1)	(2,060)	191,422	193,482
EUR	9,700	10/26/35	1.248%	1 Day EONIA(1)	(34,352)	(613,741)	(579,389)
EUR	4,775	03/04/36	0.865%	1 Day EONIA(1)	572	128,479	127,907
EUR	2,200	04/11/36	0.962%	6 Month EURIBOR(1)	1,261	106,973	105,712
GBP	25,500	02/23/21	0.639%	1 Day SONIA(1)	18,134	178,526	160,392
GBP	3,000	06/07/21	1.620%	1 Day SONIA(1)	4,421	(228,243)	(232,664)
JPY	1,660,000	04/01/26	—(3)	—(3)	247	4,059	3,812
MXN	931,200	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(68,962)	16,764	85,726
MXN	185,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(84,124)	183,745	267,869
MXN	159,300	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	(53,255)	45,652	98,907
MXN	295,100	02/06/20	5.310%	28 Day Mexican Interbank Rate(2)	(24,320)	153,553	177,873
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(89,455)	273,768	363,223
MXN	175,900	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(54,596)	149,239	203,835
MXN	250,000	12/24/24	6.010%	28 Day Mexican Interbank Rate(2)	(5,428)	58,605	64,033
MXN	311,700	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	178,505	(211,718)	(390,223)

See Notes to Financial Statements.

88

Interest rate swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
MXN	46,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	$3,727	$1,373	$(2,354)
	1,250,000	01/26/18	1.124%	3 Month LIBOR(1)	(239,788)	(1,749,663)	(1,509,875)
	667,300	02/08/18	0.884%	3 Month LIBOR(1)	1,665	712,458	710,793
	474,500	03/15/18	0.900%	3 Month LIBOR(2)	1,227	(182,751)	(183,978)
	352,000	04/05/18	0.884%	3 Month LIBOR(2)	949	(122,599)	(123,548)
	1,502,000	12/31/21	1.556%	3 Month LIBOR(1)	(445,517)	(19,184,840)	(18,739,323)
	953,800	05/31/22	2.237%	3 Month LIBOR(1)	(992,534)	(48,970,148)	(47,977,614)
	696,950	05/31/22	1.741%	3 Month LIBOR(1)	4,882,980	(15,335,592)	(20,218,572)
	677,300	08/31/22	2.013%	3 Month LIBOR(1)	(2,037,979)	(25,970,487)	(23,932,508)
	230,700	08/31/22	1.788%	3 Month LIBOR(1)	1,395	(5,646,356)	(5,647,751)
	193,200	11/30/22	1.982%	3 Month LIBOR(1)	1,193	(6,973,889)	(6,975,082)
	138,600	12/31/22	1.409%	3 Month LIBOR(1)	907	321,461	320,554
	133,800	12/31/22	1.416%	3 Month LIBOR(1)	880	250,512	249,632
	107,800	12/31/22	1.405%	3 Month LIBOR(1)	739	276,837	276,098
	75,200	12/31/22	1.406%	3 Month LIBOR(1)	561	186,158	185,597
	72,000	12/31/22	1.495%	3 Month LIBOR(1)	543	(224,025)	(224,568)
	42,000	12/31/22	1.412%	3 Month LIBOR(1)	379	90,272	89,893
	105,000	04/05/23	1.424%	3 Month LIBOR(1)	723	183,259	182,536
	49,275	04/28/26	1.909%	3 Month LIBOR(2)	549	984,424	983,875
	44,845	04/28/26	1.809%	3 Month LIBOR(1)	476	(472,453)	(472,929)
ZAR	783,700	08/26/20	7.855%	3 Month JIBAR(2)	(181,393)	(468,596)	(287,203)
ZAR	85,100	11/14/23	8.190%	3 Month JIBAR(2)	(81,702)	(82,102)	(400)
ZAR	140,000	01/08/25	7.540%	3 Month JIBAR(2)	36,492	(585,421)	(621,913)
ZAR	25,100	01/12/25	7.430%	3 Month JIBAR(2)	9,677	(117,156)	(126,833)
ZAR	152,500	01/13/25	7.440%	3 Month JIBAR(2)	57,166	(705,214)	(762,380)
ZAR	60,700	01/13/25	7.430%	3 Month JIBAR(2)	23,465	(283,329)	(306,794)
ZAR	117,800	01/11/26	9.330%	3 Month JIBAR(2)	26,416	422,126	395,710
ZAR	115,400	01/11/26	9.330%	3 Month JIBAR(2)	25,877	413,525	387,648

					$918,049	$(123,243,602)	$(124,161,651)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month JPY LIBOR plus 0.875 bps and receives the floating rate of 6 Month JPY LIBOR.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	89

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Credit default swap agreements outstanding at April 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity(b)	05/31/16	1.500%	3,987	$332	$—	$332	Goldman Sachs & Co.
Ameriquest Home Equity(b)	05/31/16	1.500%	6,896	575	—	575	Goldman Sachs & Co.
Ameriquest Home Equity(b)	05/31/16	1.500%	6,214	518	—	518	Goldman Sachs & Co.
Bank of America Prime Mortgage(b)	05/31/16	1.500%	11,148	929	—	929	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities(b)	05/31/16	1.500%	6,281	524	—	524	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities(b)	05/31/16	1.500%	3,122	260	—	260	Goldman Sachs & Co.
Chase Mortgage(b)	05/31/16	1.500%	8,761	730	—	730	Goldman Sachs & Co.
Chase Mortgage(b)	05/31/16	1.500%	6,195	516	—	516	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(b)	05/23/16	1.500%	5,422	4,501	—	4,501	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(b)	05/23/16	1.500%	2,067	1,716	—	1,716	Goldman Sachs & Co.
COMM Mortgage Trust(b)	05/23/16	1.500%	1,588	1,120	—	1,120	Goldman Sachs & Co.
COMM Mortgage Trust(b)	05/23/16	1.500%	9,316	7,734	—	7,734	Goldman Sachs & Co.
COMM Mortgage Trust(b)	05/23/16	1.500%	6,021	4,999	—	4,999	Goldman Sachs & Co.
COMM Mortgage Trust(b)	05/23/16	1.500%	5,482	4,551	—	4,551	Goldman Sachs & Co.
COMM Mortgage Trust(b)	05/23/16	1.500%	1,288	1,069	—	1,069	Goldman Sachs & Co.
Equifirst Home Equity(b)	05/31/16	1.500%	2,984	249	—	249	Goldman Sachs & Co.
Federal Home Loan Mortgage Corporation(b)	05/02/16	1.500%	5,589	6,591	—	6,591	Goldman Sachs & Co.
Federal Home Loan Mortgage Corporation(b)	05/02/16	1.500%	18,906	22,300	—	22,300	Goldman Sachs & Co.
Federal Home Loan Mortgage Corporation(b)	05/02/16	1.500%	1,546	1,823	—	1,823	Goldman Sachs & Co.
Fremont Home Equity(b)	05/31/16	1.500%	1,987	166	—	166	Goldman Sachs & Co.
Fremont Home Equity(b)	05/31/16	1.500%	3,567	297	—	297	Goldman Sachs & Co.
GMAC Home Equity(b)	05/31/16	1.500%	2,337	195	—	195	Goldman Sachs & Co.
GMAC Home Equity(b)	05/31/16	1.500%	8,495	708	—	708	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	05/23/16	1.500%	2,426	1,712	—	1,712	Goldman Sachs & Co.

See Notes to Financial Statements.

90

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.):
GS Mortgage Securities Trust(b)	05/23/16	1.500%	3,026	$2,135	$—	$2,135	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	05/23/16	1.500%	4,883	3,446	—	3,446	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	05/23/16	1.500%	15,967	12,276	—	12,276	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	05/23/16	1.500%	4,763	3,954	—	3,954	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	05/23/16	1.500%	1,348	1,119	—	1,119	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	05/23/16	1.500%	2,007	1,666	—	1,666	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	05/23/16	1.500%	5,422	4,501	—	4,501	Goldman Sachs & Co.
GSMSC Home Equity(b)	05/31/16	1.500%	2,720	227	—	227	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust(b)	05/23/16	1.500%	2,966	2,462	—	2,462	Goldman Sachs & Co.
Lehman Home Equity(b)	05/31/16	1.500%	6,529	544	—	544	Goldman Sachs & Co.
LNR CDO Ltd.(b)	05/11/16	1.500%	30,314	32,560	—	32,560	Goldman Sachs & Co.
Long Beach Home Equity(b)	05/31/16	1.500%	4,435	370	—	370	Goldman Sachs & Co.
Morgan Stanley BAML Trust(b)	05/23/16	1.500%	1,408	994	—	994	Goldman Sachs & Co.
Morgan Stanley BAML Trust(b)	05/23/16	1.500%	13,031	10,818	—	10,818	Goldman Sachs & Co.
Morgan Stanley Home Equity(b)	05/31/16	1.500%	2,311	193	—	193	Goldman Sachs & Co.
Morgan Stanley Home Equity(b)	05/31/16	1.500%	2,297	191	—	191	Goldman Sachs & Co.
New Century Home Equity(b)	05/31/16	1.500%	5,294	441	—	441	Goldman Sachs & Co.
New Century Home Equity(b)	05/31/16	1.500%	3,390	282	—	282	Goldman Sachs & Co.
Option One Home Equity(b)	05/31/16	1.500%	1,669	139	—	139	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust(b)	05/23/16	1.500%	12,072	10,022	—	10,022	Goldman Sachs & Co.
WMC Home Equity(b)	05/31/16	1.500%	7,406	617	—	617	Goldman Sachs & Co.

				$153,072	$—	$153,072

See Notes to Financial Statements.

Prudential Total Return Bond Fund	91

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	1,300	0.283%	$(89,535)	$—	$(89,535)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	0.443%	(6,096)	92,285	(98,381)	JPMorgan Chase

					$(95,631)	$92,285	$(187,916)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	27,000	$(772,121)	$315,790	$(1,087,911)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	18,000	(514,747)	(25,500)	(489,247)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	18,000	(514,747)	(11,250)	(503,497)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	44,500	(1,272,570)	(2,723,918)	1,451,348	Credit Suisse First Boston Corp.

				$(3,074,185)	$(2,444,878)	$(629,307)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Belgium	12/20/24	1.000%	5,000	0.765%	$99,211	$8,073	$91,138	JPMorgan Chase
Kingdom of Spain	12/20/20	1.000%	99,235	0.865%	713,577	(22,052)	735,629	JPMorgan Chase
People’s Republic of China	03/20/22	1.000%	20,000	1.402%	(418,593)	(315,815)	(102,778)	Deutsche Bank AG
Republic of Italy	09/20/20	1.000%	29,050	1.157%	(158,455)	134,779	(293,234)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	15,500	1.157%	(84,546)	44,649	(129,195)	JPMorgan Chase
Republic of Italy	12/20/18	1.000%	10,000	1.194%	(74,367)	71,446	(145,813)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%	25,000	1.257%	(283,921)	(331,366)	47,445	JPMorgan Chase

					$(207,094)	$(410,286)	$203,192

U.S. Treasury Obligations with a combined market value of $162,721,206 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate contracts at April 30, 2016.

See Notes to Financial Statements.

92

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,205	3 Month LIBOR	JPY	120,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$77,344	$—	$77,344
4,243	3 Month LIBOR	EUR	3,600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	125,489	—	125,489
3,758	3 Month LIBOR	EUR	3,240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	51,346	—	51,346

See Notes to Financial Statements.

Prudential Total Return Bond Fund	93

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Currency swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (cont’d.):
2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.450%	Citigroup Global Markets	03/24/17	$637,773	$10,901	$626,872
1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	7,008	(182,593)	189,601
3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	6,468	(258,836)	265,304
16,667	3 Month LIBOR	JPY	1,700,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	669,530	—	669,530
5,141	3 Month LIBOR	EUR	4,470	3 Month EURIBOR minus 25 bps	Goldman Sachs & Co.	01/20/17	21,074	—	21,074
8,398	3 Month LIBOR	JPY	1,000,000	3 Month JPY LIBOR minus 43.25 bps	Hong Kong & Shanghai Bank	02/10/17	(996,628)	—	(996,628)
1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	220,012	—	220,012
1,150	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25 bps	JPMorgan Chase	01/20/17	4,812	—	4,812
JPY 1,130,000	3 Month JPY LIBOR minus 43.35 bps		9,593	3 Month LIBOR	JPMorgan Chase	11/26/16	1,018,167	—	1,018,167
JPY 4,520,000	3 Month JPY LIBOR minus 42.10 bps		38,289	3 Month LIBOR	JPMorgan Chase	11/28/16	4,182,216	—	4,182,216
109,730	3 Month LIBOR	EUR	95,500	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	122,542	—	122,542
1,351	1 Month LIBOR plus 88 bps	MXN	20,000	28 Day Mexican Interbank Rate	JPMorgan Chase	03/08/17	192,194	—	192,194
1,700	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 46.75 bps	JPMorgan Chase	05/03/17	(180,662)	—	(180,662)
4,138	3 Month LIBOR plus 54.25 bps	JPY	500,000	0.155%	JPMorgan Chase	10/26/17	(590,794)	—	(590,794)

See Notes to Financial Statements.

94

Currency swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (cont’d.):
25,668	3 Month LIBOR	EUR	23,000	3 Month EURIBOR minus 38.15 bps	JPMorgan Chase	04/27/19	$(680,444)	$—	$(680,444)
12,037	3 Month LIBOR	EUR	10,800	(0.613)%	JPMorgan Chase	02/22/20	(300,467)	—	(300,467)
28,500	3 Month LIBOR	JPY	3,204,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	107,332	—	107,332
208,027	3 Month LIBOR	JPY	23,360,000	3 Month JPY LIBOR minus 98.63 bps	JPMorgan Chase	04/06/20	738,522	—	738,522
15,624	3 Month LIBOR	EUR	14,000	3 Month EURIBOR minus 44.30 bps	JPMorgan Chase	04/27/21	(420,563)	—	(420,563)
7,865	3 Month LIBOR	EUR	7,000	(0.443)%	JPMorgan Chase	08/22/21	(160,349)	—	(160,349)
9,593	3 Month LIBOR	JPY	1,130,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	(1,221,674)	—	(1,221,674)
38,289	3 Month LIBOR	JPY	4,520,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	(5,067,691)	—	(5,067,691)

							$(1,437,443)	$(430,528)	$(1,006,915)

Total return swap agreements outstanding at April 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	13,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$46,714	$—	$46,714
Deutsche Bank AG	06/11/16	27,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(124,893)	—	(124,893)

See Notes to Financial Statements.

Prudential Total Return Bond Fund	95

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Total return swap agreements outstanding at April 30, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d.):
Deutsche Bank AG	06/11/16	13,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$111,181	$—	$111,181
Deutsche Bank AG	06/11/16	27,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(289,349)	—	(289,349)
Credit Suisse First Boston Corp.	01/12/41	64,681	Receive fixed payments based on the IOS.FN30.450.10 Index and pay variable payments based on the 1 Month LIBOR	367,369	(184,326)	551,695

				$111,022	$(184,326)	$295,348

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,846,687,102	$68,303,922
Non-Residential Mortgage-Backed Securities	—	323,484,590	—
Residential Mortgage-Backed Securities	—	461,332,634	6,249,350
Bank Loans	—	418,884,548	28,525,976
Commercial Mortgage-Backed Securities	—	1,211,563,246	—

See Notes to Financial Statements.

96

	Level 1	Level 2	Level 3
Corporate Bonds	$—	$6,343,070,548	$—
Foreign Agencies	—	356,580,514	—
Municipal Bonds	—	159,501,912	—
Residential Mortgage-Backed Securities	—	701,635,891	172,176,922
Sovereign Bonds	—	743,363,859	—
U.S. Government Agency Obligations	—	338,128,999	—
U.S. Treasury Obligations	—	523,776,369	—
Preferred Stocks	8,856,650	—	—
Affiliated Mutual Funds	1,419,664,647	—	—
Options Purchased	—	3	—
Option Written	—	—	—
Other Financial Instruments*
Futures Contracts	6,211,037	—	—
OTC Forward Foreign Currency Exchange Contracts	—	10,645,182	—
OTC Cross Currency Exchange Contracts	—	(1,354,713)	—
OTC Interest Rate Swap Agreements	—	559,444	—
Centrally Cleared Interest Rate Swap Agreements	—	(124,161,651)	—
OTC Credit Default Swap Agreements	—	(3,376,910)	153,072
OTC Currency Swap Agreements	—	(1,437,443)	—
OTC Total Return Swap Agreements	—	111,022	—

Total	$1,434,732,334	$13,308,995,146	$275,409,242

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 10/31/15	$—	$42,421,200	$58,811,936	$12,121,105	$5,844,178	$—	$(1,225,560)
Realized gain (loss)	—	—	(20,047)	(8,728)	—	—	—	***
Change in unrealized appreciation (depreciation)**	77,492	—	(2,146,434)	591,940	—	153,072	1,225,560
Purchases	68,226,430	—	92,358,424	16,194,500	—	—	—
Sales	—	—	(46,772,601)	(2,427,914)	—	—	—
Accrued discount/premium	—	—	67,642	—	—	—	—
Transfers into Level 3	—	—	134,939,288	11,424,216	—	—	—
Transfers out of Level 3	—	(42,421,200)	(58,811,936)	(9,369,143)	(5,844,178)	—	—

Balance as of 04/30/16	$68,303,922	$—	$178,426,272	$28,525,976	$—	$153,072	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(1,323,930) was relating to securities held at the reporting period end.
***	The realized loss incurred during the period for other financial instruments was $(2,257,684).

See Notes to Financial Statements.

Prudential Total Return Bond Fund	97

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$28,525,976	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	178,426,272	Market Approach	Single Broker Indicative Quote
Collateralized Loan Obligations	68,303,922	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	153,072	Market Approach	Single Broker Indicative Quote

	$275,409,242

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$9,369,143	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quote
Non-Residential Mortgage-Backed Securities	42,421,200	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	5,844,178	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	58,811,936	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	11,424,216	L2 to L3	Multiple Broker Quote to Single Broker Indicative Quote
Residential Mortgage-Backed Securities	134,939,288	L2 to L3	Evaluated Bid to Single Indicative Broker Quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Collateralized Loan Obligations	13.7%
Banks	11.7
Affiliated Mutual Funds (including 6.9% of collateral for securities on loan)	10.1
Residential Mortgage-Backed Securities	9.6
Commercial Mortgage-Backed Securities	8.7
Sovereign Bonds	5.3
U.S. Treasury Obligations	3.7
Electric	2.7
Foreign Agencies	2.6
Media	2.5
U.S. Government Agency Obligations	2.4
Non-Residential Mortgage-Backed Securities	2.3
Healthcare-Services	2.2
Telecommunications	2.0
Insurance	1.7
Pharmaceuticals	1.6
Diversified Financial Services	1.6
Auto Manufacturers	1.5
Retail	1.4%
Software	1.3
Chemicals	1.3
Food	1.2
Municipal Bonds	1.1
Technology	1.0
Computers	0.8
Real Estate Investment Trusts (REITs)	0.8
Building Materials	0.8
Commercial Services	0.8
Oil & Gas	0.7
Home Builders	0.7
Lodging	0.6
Entertainment	0.6
Healthcare-Products	0.6
Semiconductors	0.6
Pipelines	0.6
Transportation	0.6
Airlines	0.5

See Notes to Financial Statements.

98

Agriculture	0.5%
Healthcare & Pharmaceutical	0.5
Beverages	0.4
Mining	0.4
Miscellaneous Manufacturing	0.4
Biotechnology	0.4
Retailers	0.3
Trucking & Leasing	0.3
Aerospace & Defense	0.3
Auto Parts & Equipment	0.3
Packaging & Containers	0.2
Forest Products & Paper	0.2
Holding Companies—Diversified	0.2
Cable	0.2
Gas	0.2
Consumer	0.2
Electronics	0.1
Office & Business Equipment	0.1%
Foods	0.1
Leisure Time	0.1
Media & Entertainment	0.1
Housewares	0.1
Supermarkets	0.1
Capital Goods	0.1
Machinery—Diversified	0.1
Automotive	0.1
Banking	0.1
Environmental Control	0.1
Options Purchased	— *
Options Written	— *

108.1
Liabilities in excess of other assets	(8.1)

100.0%

*	Less than 0.05%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$667,022		Premiums received for OTC swap agreements	$3,429,901
Credit contracts	Unrealized appreciation on OTC swap agreements	2,478,632		Unrealized depreciation on OTC swap agreements	2,939,591
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency contracts	28,978,076		Unrealized depreciation on OTC forward foreign currency contracts	18,332,894
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	259,564		Unrealized depreciation on OTC cross currency exchange contracts	1,614,277
Interest rate contracts	Due from/to broker—variation margin futures	14,169,817	*	Due from/to broker—variation margin futures	7,958,780	*
Interest rate contracts	Due from/to broker—variation margin swaps	5,635,107	*	Due from/to broker—variation margin swaps	129,796,758	*

See Notes to Financial Statements.

Prudential Total Return Bond Fund	99

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unaffiliated investments	$3	—	$—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	9,881,391	Unrealized depreciation on OTC swap agreements	10,033,514
Interest rate contracts	Premiums paid for OTC swap agreements	10,901	Premiums received for OTC swap agreements	625,755

Total		$62,080,513		$174,731,470

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Forward Rate Agreements	Swaps	Total
Credit contracts	$(5,620,335)	$2,843,733	$—	$—	$—	$(8,683,132)	$(11,459,734)
Foreign exchange contracts	—	—	—	(18,260,733)	—	—	(18,260,733)
Interest rate contracts	(7,989,090)	3,341,998	197,610,042	—	(1,734,398)	(19,274,101)	171,954,451

	$(13,609,425)	$6,185,731	$197,610,042	$(18,260,733)	$(1,734,398)	$(27,957,233)	$142,233,984

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

See Notes to Financial Statements.

100

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Forward Rate Agreements	Swaps	Total
Credit contracts	$249,805	$237,567	$—	$—	$—	$1,785,120	$2,272,492
Foreign exchange contracts	—	—	—	5,035,599	—	—	5,035,599
Interest rate contracts	(5,114,967)	(924,241)	(6,566,488)	—	1,225,560	(103,466,730)	(114,846,866)

	$(4,865,162)	$(686,674)	$(6,566,488)	$5,035,599	$1,225,560	$(101,681,610)	$(107,538,775)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2016, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)
$13,702,814	$6,816,760	$8,636,480,134	$3,010,386,677	$641,190,098	$1,027,262,171

Cross Currency Exchange Contracts(2)	Forward Rate Agreements(4)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Total Return Swap Agreements(4)
$160,446,102	$551,933	$7,594,824	$53,767	$643,042	$366,029	$311,144

1)	Cost.
2)	Value at Trade Date.
3)	Value at Settlement Date.
4)	Notional Amount in USD (000).

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting

See Notes to Financial Statements.

Prudential Total Return Bond Fund	101

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of America	$219,175	$(219,175)	$—	$—
Barclays Capital Group	1,273,444	(1,087,873)	—	185,571
Citigroup Global Markets	9,002,534	(8,087,218)	(310,000)	605,316
Credit Suisse First Boston Corp.	2,345,410	(2,345,410)	—	—
Deutsche Bank AG	2,072,060	(2,022,411)	—	49,649
Goldman Sachs & Co.	787,150	(787,150)	—	—
Hong Kong & Shanghai Bank	282,008	(282,008)	—	—
JPMorgan Chase	25,373,171	(16,581,422)	—	8,791,749
Toronto Dominion	920,637	(727,393)	—	193,244

	$42,275,589

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of America	$(610,538)	$219,175	$391,363	$—
Barclays Capital Group	(1,087,873)	1,087,873	—	—
Citigroup Global Markets	(8,087,218)	8,087,218	—	—
Credit Suisse First Boston Corp.	(5,487,296)	2,345,410	3,141,886	—
Deutsche Bank AG	(2,022,411)	2,022,411	—	—
Goldman Sachs & Co.	(1,375,153)	787,150	588,003	—
Hong Kong & Shanghai Bank	(996,628)	282,008	277,463	(437,157)
JPMorgan Chase	(16,581,422)	16,581,422	—	—
Toronto Dominion	(727,393)	727,393	—	—

	$(36,975,932)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

102

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities
, Statement of Operations and
Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	APRIL 30, 2016

Prudential Total Return Bond Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value, including securities on loan of $943,669,190:
Unaffiliated investments (cost $13,589,360,098)	$13,712,123,035
Affiliated investments (cost $1,421,040,918)	1,419,664,647
Cash	11,115,450
Foreign currency, at value (cost $15,146,673)	15,176,254
Deposit with broker for futures	17,540,000
Receivable for investments sold	205,530,209
Dividends and interest receivable	102,968,458
Receivable for Fund shares sold	42,405,238
Unrealized appreciation on OTC forward foreign currency exchange contracts	28,978,076
Unrealized appreciation on OTC swap agreements	12,360,023
Due from broker—variation margin futures	12,205,761
Premium paid for OTC swap agreements	677,923
Unrealized appreciation on OTC cross currency exchange contracts	259,564
Prepaid expenses	31,808

Total assets	15,581,036,446

Liabilities
Payable to broker for collateral for securities on loan	967,351,294
Payable for investments purchased	520,462,962
Payable for Fund shares reacquired	45,468,151
Unrealized depreciation on OTC forward foreign currency exchange contracts	18,332,894
Unrealized depreciation on OTC swap agreements	12,973,105
Management fee payable	4,147,363
Premium received for OTC swap agreements	4,055,656
Accrued expenses and other liabilities	2,965,935
Dividends payable	2,889,512
Due to broker—variation margin swaps	2,461,144
Unrealized depreciation on OTC cross currency exchange contracts	1,614,277
Distribution fee payable	1,302,443
Affiliated transfer agent fee payable	280,825
Deferred directors’ fees	6,672

Total liabilities	1,584,312,233

Net Assets	$13,996,724,213

Net assets were comprised of:
Common stock, at par	$968,764
Paid-in capital in excess of par	13,919,500,366

13,920,469,130
Distributions in excess of net investment income	(490,428)
Accumulated net realized gain on investment and foreign currency transactions	65,447,205
Net unrealized appreciation on investments and foreign currencies	11,298,306

Net assets, April 30, 2016	$13,996,724,213

See Notes to Financial Statements.

104

Class A
Net asset value and redemption price per share ($3,153,862,550 ÷ 217,870,444 shares of common stock issued and outstanding)	$14.48
Maximum sales charge (4.50% of offering price)	0.68

Maximum offering price to public	$15.16

Class B
Net asset value, offering price and redemption price per share ($45,224,002 ÷ 3,124,249 shares of common stock issued and outstanding)	$14.48

Class C
Net asset value, offering price and redemption price per share ($493,047,210 ÷ 34,094,281 shares of common stock issued and outstanding)	$14.46

Class Q
Net asset value, offering price and redemption price per share ($2,812,236,526 ÷ 194,575,390 shares of common stock issued and outstanding)	$14.45

Class R
Net asset value, offering price and redemption price per share ($583,177,809 ÷ 40,210,994 shares of common stock issued and outstanding)	$14.50

Class Z
Net asset value, offering price and redemption price per share ($6,909,176,116 ÷ 478,888,464 shares of common stock issued and outstanding)	$14.43

See Notes to Financial Statements.

Prudential Total Return Bond Fund	105

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Interest income	$209,005,640
Affiliated dividend income	1,606,989
Affiliated income from securities lending, net	900,853
Unaffiliated dividend income	19,019

Total income	211,532,501

Expenses
Management fee	27,635,165
Distribution fee—Class A	3,799,272
Distribution fee—Class B	224,870
Distribution fee—Class C	2,208,351
Distribution fee—Class R	2,057,564
Transfer agent’s fees and expenses (including affiliated expense of $797,800)	6,501,000
Custodian and accounting fees	759,000
Shareholders’ reports	313,000
Registration fees	304,000
Directors’ fees	85,000
Insurance expenses	63,000
Legal fees and expenses	43,000
Audit fee	28,000
Commitment fee on syndicated credit agreement	6,000
Loan interest expense	429
Miscellaneous	14,575

Total expenses	44,042,226
Less: Expense reimbursement	(1,669,284)
Distribution fee waiver—Class B	(56,219)
Distribution fee waiver—Class R	(685,863)

Net expenses	41,630,860

Net investment income	169,901,641

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(30,919,466)
Futures transactions	197,610,042
Options written transactions	6,185,731
Forward rate agreement transactions	(1,734,398)
Swap agreement transactions	(27,957,233)
Foreign currency transactions	(29,026,395)

114,158,281

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $335,813)	226,139,921
Futures	(6,566,488)
Options written	(686,674)
Forward rate agreements	1,225,560
Swap agreements	(101,681,610)
Foreign currencies	4,643,590

123,074,299

Net gain on investment and foreign currency transactions	237,232,580

Net Increase In Net Assets Resulting From Operations	$407,134,221

See Notes to Financial Statements.

106

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$169,901,641	$230,349,306
Net realized gain on investment and foreign currency transactions	114,158,281	33,388,269
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	123,074,299	(189,786,031)

Net increase in net assets resulting from operations	407,134,221	73,951,544

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(42,448,560)	(67,358,335)
Class B	(515,821)	(1,168,842)
Class C	(4,490,125)	(7,332,402)
Class Q	(38,193,831)	(49,406,411)
Class R	(6,954,863)	(8,303,861)
Class Z	(91,243,763)	(130,681,431)

	(183,846,963)	(264,251,282)

Distributions from net realized gains
Class A	(334,821)	(3,191,257)
Class B	(4,986)	(97,458)
Class C	(46,320)	(565,108)
Class Q	(246,998)	(845,672)
Class R	(57,579)	(223,099)
Class Z	(613,714)	(5,127,575)

	(1,304,418)	(10,050,169)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,854,081,145	8,896,141,918
Net asset value of shares issued in reinvestment of dividends and distributions	166,876,067	247,367,797
Net asset value of shares issued in merger (Note 8)	—	330,865,693
Cost of shares reacquired	(1,887,101,283)	(2,150,098,232)

Net increase in net assets from Fund share transactions	2,133,855,929	7,324,277,176

Total increase	2,355,838,769	7,123,927,269

Net Assets:
Beginning of period	11,640,885,444	4,516,958,175

End of period(a)	$13,996,724,213	$11,640,885,444

(a) Includes undistributed net investment income of:	$—	$13,454,894

See Notes to Financial Statements.

Prudential Total Return Bond Fund	107

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company was incorporated in Maryland on September 1, 1994 and currently consists of two series: Prudential Total Return Bond Fund and Prudential Short Duration Multi-Sector Fund. These financial statements relate to Prudential Total Return Bond Fund (the “Fund”), a diversified series of the Company. The financial statements of the other series are not presented herein. The Fund’s investment objective is total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

108

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Total Return Bond Fund	109

Notes to Financial Statements (unaudited) (continued)

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period.

Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates

110

when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations, such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is

Prudential Total Return Bond Fund	111

Notes to Financial Statements (unaudited) (continued)

included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written. The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates,

112

applied to a notional principal amount on a fixed future date. The Fund may enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate, and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

Prudential Total Return Bond Fund	113

Notes to Financial Statements (unaudited) (continued)

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage

114

its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realized a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date.

During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain (loss) on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities

Prudential Total Return Bond Fund	115

Notes to Financial Statements (unaudited) (continued)

loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to

116

the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Payment-In-Kind. The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Prudential Total Return Bond Fund	117

Notes to Financial Statements (unaudited) (continued)

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..44% of the Fund’s average daily net assets up to $1 billion, .42% of such assets from $1 billion to $3 billion, .40% of such assets from $3 billion to $5 billion, .39% of such assets from $5 billion to $10 billion and .38% of such assets in excess of $10 billion. Effective July 1, 2015 through March 31, 2016, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion, .45% of such assets from $1 billion to $10 billion and .44% of such assets in excess of $10 billion. Prior to July 1, 2015, the management fee paid to PI was accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .44% for the six months ended April 30, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .42%.

Effective April 1, 2016, PI has contractually agreed, through February 28, 2017, to reimburse and/or waive fees so that the Fund’s net annual operating expenses do not exceed .51% of the Fund’s average daily net assets (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions). Effective September 23, 2015 through March 31, 2016, PI contractually agreed to reimburse and/or waive fees so that the Fund’s net annual operating expenses do not exceed .46% of the Fund’s average daily net assets (exclusive of distribution and service (12b-1) fees, transfer agency/sub-transfer agency fees and networking expenses, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions) and the Fund’s net annual operating expenses do not exceed .58% of the Fund’s average daily net assets (exclusive of 12b-1 fees, extraordinary expenses and certain other expenses, such as taxes, interest, and brokerage commissions). Prior to September 23, 2015, PI had contractually agreed to reimburse and/or waive fees so that the Fund’s net annual operating expenses do not exceed .46% of the Fund’s average daily net assets (exclusive of distribution and service (12b-1) fees, transfer agency/sub-transfer agency fees and networking expenses, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions).

Prudential Total Return Bond Fund	119

Notes to Financial Statements (unaudited) (continued)

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the contractual 12b-1 fee waiver of .05% was terminated. PIMS has contractually agreed through February 28, 2017 to limit such expenses to .50% of the average daily net assets of the Class R shares. Effective April 1, 2016 PIMS has contractually agreed to limit such fees to .75% of the average daily net assets of the Class B shares. Prior to April 1, 2016, the Class B 12b-1 fee waiver was voluntary.

PIMS has advised the Fund that it has received $1,470,722 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2016, it received $23,123, $26,907 and $55,230 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended

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April 30, 2016, PGIM, Inc. has been compensated approximately $85,300 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2016, were $6,580,330,141 and $4,392,850,461, respectively.

Written options transactions during the six months ended April 30, 2016, were as follows:

	Notional Amount (000)	Premium Received
Balance at beginning of period	7,148,890	$5,995,980
Options written	25,875,020	19,866,178
Options closed	(12,126,815)	(13,556,814)
Options expired	(20,859,595)	(12,297,594)

Balance at end of period	37,500	$7,750

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$15,053,117,050

Appreciation	240,931,130
Depreciation	(162,260,498)

Net Unrealized Appreciation	$78,670,632

Prudential Total Return Bond Fund	121

Notes to Financial Statements (unaudited) (continued)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.8 billion shares of common stock authorized, $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z shares, each of which consists of 500 million, 7 million, 73 million, 350 million, 150 million and 720 million shares, respectively.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	50,165,339	$711,615,708
Shares issued in reinvestment of dividends and distributions	2,758,901	39,156,081
Shares reacquired	(37,023,077)	(524,185,051)

Net increase (decrease) in shares outstanding before conversion	15,901,163	226,586,738
Shares issued upon conversion from other share class(es)	449,441	6,377,134
Shares reacquired upon conversion into other share class(es)	(3,722,771)	(52,701,965)

Net increase (decrease) in shares outstanding	12,627,833	$180,261,907

Year ended October 31, 2015:
Shares sold	141,230,173	$2,047,266,319
Shares issued in reinvestment of dividends and distributions	4,440,883	64,107,299
Shares reacquired	(39,111,949)	(563,427,851)

Net increase (decrease) in shares outstanding before conversion	106,559,107	1,547,945,767
Shares issued upon conversion from other share class(es)	478,192	6,893,390
Shares reacquired upon conversion into other share class(es)	(7,114,429)	(102,391,390)

Net increase (decrease) in shares outstanding	99,922,870	$1,452,447,767

Class B
Six months ended April 30, 2016:
Shares sold	156,298	$2,214,440
Shares issued in reinvestment of dividends and distributions	30,200	428,438
Shares reacquired	(226,345)	(3,206,444)

Net increase (decrease) in shares outstanding before conversion	(39,847)	(563,566)
Shares reacquired upon conversion into other share class(es)	(102,488)	(1,449,198)

Net increase (decrease) in shares outstanding	(142,335)	$(2,012,764)

Year ended October 31, 2015:
Shares sold	154,319	$2,225,532
Shares issued in reinvestment of dividends and distributions	71,511	1,034,985
Shares reacquired	(527,378)	(7,615,239)

Net increase (decrease) in shares outstanding before conversion	(301,548)	(4,354,722)
Shares reacquired upon conversion into other share class(es)	(186,432)	(2,684,422)

Net increase (decrease) in shares outstanding	(487,980)	$(7,039,144)

Prudential Total Return Bond Fund	123

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	7,646,580	$108,414,447
Shares issued in reinvestment of dividends and distributions	262,574	3,722,944
Shares reacquired	(2,820,046)	(39,945,858)

Net increase (decrease) in shares outstanding before conversion	5,089,108	72,191,533
Shares reacquired upon conversion into other share class(es)	(226,427)	(3,213,588)

Net increase (decrease) in shares outstanding	4,862,681	$68,977,945

Year ended October 31, 2015:
Shares sold	12,773,287	$184,500,221
Shares issued in reinvestment of dividends and distributions	449,278	6,488,297
Shares reacquired	(4,000,024)	(57,624,227)

Net increase (decrease) in shares outstanding before conversion	9,222,541	133,364,291
Shares issued upon conversion from other share class(es)	5,514	79,939
Shares reacquired upon conversion into other share class(es)	(337,838)	(4,871,489)

Net increase (decrease) in shares outstanding	8,890,217	$128,572,741

Class Q
Six months ended April 30, 2016:
Shares sold	54,572,132	$771,828,290
Shares issued in reinvestment of dividends and distributions	2,547,961	36,144,765
Shares reacquired	(19,556,664)	(276,566,107)

Net increase (decrease) in shares outstanding before conversion	37,563,429	531,406,948
Shares issued upon conversion from other share class(es)	95,983	1,372,569
Shares reacquired upon conversion into other share class(es)	(8,192)	(115,458)

Net increase (decrease) in shares outstanding	37,651,220	$532,664,059

Year ended October 31, 2015:
Shares sold	162,118,488	$2,349,136,374
Shares issued in reinvestment of dividends and distributions	3,343,013	48,133,978
Shares reacquired	(26,693,812)	(383,559,325)

Net increase (decrease) in shares outstanding before conversion	138,767,689	2,013,711,027
Shares issued upon conversion from other share class(es)	3,579,512	51,388,212

Net increase (decrease) in shares outstanding	142,347,201	$2,065,099,239

124

Class R	Shares	Amount
Six months ended April 30, 2016:
Shares sold	7,991,719	$113,386,319
Shares issued in reinvestment of dividends and distributions	484,201	6,887,413
Shares reacquired	(5,046,126)	(71,707,147)

Net increase (decrease) in shares outstanding before conversion	3,429,794	48,566,585
Shares reacquired upon conversion into other share class(es)	(29,901)	(427,879)

Net increase (decrease) in shares outstanding	3,399,893	$48,138,706

Year ended October 31, 2015:
Shares sold	15,807,065	$228,475,686
Shares issued in merger	19,147,713	281,662,862
Shares issued in reinvestment of dividends and distributions	590,987	8,519,968
Shares reacquired	(6,202,236)	(89,082,327)

Net increase (decrease) in shares outstanding before conversion	29,343,529	429,576,189
Shares reacquired upon conversion into other share class(es)	(3,822)	(55,228)

Net increase (decrease) in shares outstanding	29,339,707	$429,520,961

Class Z
Six months ended April 30, 2016:
Shares sold	151,922,012	$2,146,621,941
Shares issued in reinvestment of dividends and distributions	5,689,348	80,536,426
Shares reacquired	(68,783,529)	(971,490,676)

Net increase (decrease) in shares outstanding before conversion	88,827,831	1,255,667,691
Shares issued upon conversion from other share class(es)	3,954,537	55,794,908
Shares reacquired upon conversion into other share class(es)	(397,689)	(5,636,523)

Net increase (decrease) in shares outstanding	92,384,679	$1,305,826,076

Year ended October 31, 2015:
Shares sold	283,254,581	$4,084,537,786
Shares issued in merger	3,363,158	49,202,831
Shares issued in reinvestment of dividends and distributions	8,273,430	119,083,270
Shares reacquired	(73,030,724)	(1,048,789,263)

Net increase (decrease) in shares outstanding before conversion	221,860,445	3,204,034,624
Shares issued upon conversion from other share class(es)	7,409,568	106,328,692
Shares reacquired upon conversion into other share class(es)	(3,813,914)	(54,687,704)

Net increase (decrease) in shares outstanding	225,456,099	$3,255,675,612

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. . Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Total Return Bond Fund	125

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the six months ended April 30, 2016. The balance for the 1 day that the Fund had a loan outstanding during the period was $9,126,000, borrowed at an interest rate of 1.69%. At April 30, 2016, the Fund did not have an outstanding loan amount.

Note 8. Reorganization

On April 7, 2015, shareholders of the Target Total Return Bond Portfolio (“the Portfolio”) approved the reorganization of the Portfolio into the Prudential Total Return Bond Fund (“the Fund”). As a result of the reorganization, the assets and liabilities of the Portfolio were exchanged for shares of the Fund and the shareholders of the Portfolio are now shareholders of the Fund. The reorganization took place on April 24, 2015. On such date, the merged portfolio had total investments cost and value of $319,458,291 and $326,963,383, respectively, representing the principal assets acquired by the acquiring fund.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 24, 2015:

Merged Portfolio		Acquiring Fund
Target Total Return Bond Portfolio		Prudential Total Return Bond Fund
Class	Shares	Class	Shares	Value
R	26,403,583	R	19,147,713	$281,662,862
T	4,571,649	Z	3,363,158	49,202,831

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio		Acquiring Fund
Target Total Return Bond Portfolio		Prudential Total Return Bond Fund
Net Assets	Unrealized Appreciation	Net Assets
$330,865,693	$7,505,092	$4,803,585,180

126

Assuming the acquisition had been completed on November 1, 2014, the Fund’s results of operations for the year ended October 31, 2015 were as follows:

Net investment income	$232,084,176	(a)
Net realized and unrealized loss on investments	(148,288,706	)(b)

	$83,795,470

(a)	$230,349,306, as reported in the Statement of Operations, plus $1,384,870 Net Investment Income from the Portfolio pre-merger, plus $350,000 of pro-forma eliminated expenses.
(b)	($156,397,762), as reported in the Statement of Operations, plus $8,109,056 Net Realized and Unrealized Gain (Loss) on Investments from Target Total Return Bond Portfolio pre-merger.

Because both the Portfolio and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Portfolio that have been included in the Fund’s Statement of Operations since April 24, 2015.

Note 9. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Total Return Bond Fund	127

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.26		$14.48	$14.22	$14.78	$14.41	$14.27
Income (loss) from investment operations:
Net investment income	.18		.35	.39	.45	.47	.55
Net realized and unrealized gain (loss) on investment transactions	.24		(.14)	.36	(.40)	.72	.31
Total from investment operations	.42		.21	.75	.05	1.19	.86
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.41)	(.49)	(.46)	(.50)	(.56)
Tax return of capital	-		-	-	(.02)	-	-
Distributions from net realized gains	-	(e)	(.02)	-	(.13)	(.32)	(.16)
Total dividends and distributions	(.20)		(.43)	(.49)	(.61)	(.82)	(.72)
Net asset value, end of period	$14.48		$14.26	$14.48	$14.22	$14.78	$14.41
Total Return(b):	2.97%		1.45%	5.37%	.40%	8.67%	6.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,153,863		$2,925,814	$1,524,896	$1,183,870	$1,126,905	$555,062
Average net assets (000)	$3,056,246		$2,425,719	$1,251,861	$1,221,286	$835,198	$428,956
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	.82%	(f)	.84%	.83%	.85%	.85%	.85%
Expenses before waivers and/or expense reimbursement	.85%	(f)	.88%	.93%	.94%	.93%	1.02%
Net investment income	2.56%	(f)	2.41%	2.76%	3.09%	3.28%	3.92%
Portfolio turnover rate	53%	(g)	114%	95%	188%	256%	242%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

128

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.26		$14.48	$14.22	$14.79	$14.42	$14.27
Income (loss) from investment operations:
Net investment income	.15		.28	.33	.37	.40	.48
Net realized and unrealized gain (loss) on investment transactions	.23		(.15)	.35	(.40)	.72	.32
Total from investment operations	.38		.13	.68	(.03)	1.12	.80
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.33)	(.42)	(.39)	(.43)	(.49)
Tax return of capital	-		-	-	(.02)	-	-
Distributions from net realized gains	-	(d)	(.02)	-	(.13)	(.32)	(.16)
Total dividends and distributions	(.16)		(.35)	(.42)	(.54)	(.75)	(.65)
Net asset value, end of period	$14.48		$14.26	$14.48	$14.22	$14.79	$14.42
Total Return(b):	2.72%		.94%	4.84%	(.17)%	8.12%	5.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,224		$46,569	$54,377	$62,964	$70,398	$51,154
Average net assets (000)	$45,223		$50,410	$57,968	$69,093	$59,908	$46,957
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.32%	(e)	1.34%	1.33%	1.35%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.60%	(e)	1.62%	1.63%	1.64%	1.63%	1.72%
Net investment income	2.06%	(e)	1.95%	2.28%	2.58%	2.78%	3.43%
Portfolio turnover rate	53%	(f)	114%	95%	188%	256%	242%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	129

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.24		$14.47	$14.21	$14.78	$14.40	$14.26
Income (loss) from investment operations:
Net investment income	.13		.24	.29	.34	.36	.45
Net realized and unrealized gain (loss) on investment transactions	.23		(.15)	.35	(.40)	.73	.32
Total from investment operations	.36		.09	.64	(.06)	1.09	.77
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.30)	(.38)	(.36)	(.39)	(.47)
Tax return of capital	-		-	-	(.02)	-	-
Distributions from net realized gains	-	(d)	(.02)	-	(.13)	(.32)	(.16)
Total dividends and distributions	(.14)		(.32)	(.38)	(.51)	(.71)	(.63)
Net asset value, end of period	$14.46		$14.24	$14.47	$14.21	$14.78	$14.40
Total Return(b):	2.59%		.62%	4.58%	(.42)%	7.93%	5.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$493,047		$416,364	$294,271	$277,163	$322,371	$153,146
Average net assets (000)	$444,107		$360,622	$252,677	$329,363	$238,034	$108,297
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.57%	(e)	1.59%	1.58%	1.60%	1.60%	1.53%
Expenses before waivers and/or expense reimbursement	1.60%	(e)	1.62%	1.63%	1.64%	1.63%	1.72%
Net investment income	1.81%	(e)	1.66%	2.02%	2.34%	2.52%	3.24%
Portfolio turnover rate	53%	(f)	114%	95%	188%	256%	242%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

130

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,				December 27, 2010(a) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.23		$14.46	$14.20	$14.76	$14.39	$13.70
Income (loss) from investment operations:
Net investment income	.21		.39	.43	.49	.51	.50
Net realized and unrealized gain (loss) on investment transactions	.23		(.14)	.37	(.39)	.72	.65
Total from investment operations	.44		.25	.80	.10	1.23	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.46)	(.54)	(.51)	(.54)	(.46)
Tax return of capital	-		-	-	(.02)	-	-
Distributions from net realized gains	-	(e)	(.02)	-	(.13)	(.32)	-
Total dividends and distributions	(.22)		(.48)	(.54)	(.66)	(.86)	(.46)
Net asset value, end of period	$14.45		$14.23	$14.46	$14.20	$14.76	$14.39
Total Return(c):	3.17%		1.76%	5.74%	.74%	9.02%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,812,237		$2,233,740	$210,717	$33,452	$29,290	$34,014
Average net assets (000)	$2,435,965		$1,575,749	$78,632	$33,367	$28,908	$34,559
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.45%	(f)	.46%	.49%	.52%	.54%	.60%	(f)
Expenses before waivers and/or expense reimbursement	.47%	(f)	.49%	.51%	.52%	.54%	.60%	(f)
Net investment income	2.94%	(f)	2.76%	3.06%	3.42%	3.61%	4.18%	(f)
Portfolio turnover rate	53%	(g)	114%	95%	188%	256%	242%	(g)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	131

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.28		$14.51	$14.24	$14.81	$14.44	$14.29
Income (loss) from investment operations:
Net investment income	.16		.30	.36	.41	.44	.51
Net realized and unrealized gain (loss) on investment transactions	.24		(.14)	.36	(.40)	.71	.33
Total from investment operations	.40		.16	.72	.01	1.15	.84
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.37)	(.45)	(.43)	(.46)	(.53)
Tax return of capital	-		-	-	(.02)	-	-
Distributions from net realized gains	-	(d)	(.02)	-	(.13)	(.32)	(.16)
Total dividends and distributions	(.18)		(.39)	(.45)	(.58)	(.78)	(.69)
Net asset value, end of period	$14.50		$14.28	$14.51	$14.24	$14.81	$14.44
Total Return(b):	2.84%		1.14%	5.17%	.08%	8.39%	6.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$583,178		$525,824	$108,373	$57,543	$25,028	$2,248
Average net assets (000)	$551,716		$336,289	$83,878	$44,298	$10,603	$1,445
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.07%	(e)	1.09%	1.08%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.35%	(e)	1.37%	1.38%	1.39%	1.38%	1.47%
Net investment income	2.31%	(e)	2.09%	2.48%	2.84%	3.03%	3.65%
Portfolio turnover rate	53%	(f)	114%	95%	188%	256%	242%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

132

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.21		$14.43	$14.17	$14.74	$14.37	$14.24
Income (loss) from investment operations:
Net investment income	.20		.38	.42	.48	.51	.57
Net realized and unrealized gain (loss) on investment transactions	.23		(.14)	.36	(.40)	.72	.32
Total from investment operations	.43		.24	.78	.08	1.23	.89
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.44)	(.52)	(.50)	(.54)	(.60)
Tax return of capital	-		-	-	(.02)	-	-
Distributions from net realized gains	-	(d)	(.02)	-	(.13)	(.32)	(.16)
Total dividends and distributions	(.21)		(.46)	(.52)	(.65)	(.86)	(.76)
Net asset value, end of period	$14.43		$14.21	$14.43	$14.17	$14.74	$14.37
Total Return(b):	3.11%		1.71%	5.65%	.59%	8.97%	6.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,909,176		$5,492,574	$2,324,324	$1,120,294	$818,157	$368,914
Average net assets (000)	$6,035,339		$4,306,353	$1,456,467	$1,370,007	$589,624	$186,108
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.57%	(e)	.59%	.58%	.60%	.60%	.60%
Expenses before waivers and/or expense reimbursement	.60%	(e)	.62%	.63%	.64%	.63%	.72%
Net investment income	2.82%	(e)	2.66%	2.99%	3.34%	3.54%	4.15%
Portfolio turnover rate	53%	(f)	114%	95%	188%	256%	242%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	133

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL TOTAL RETURN BOND FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PTRQX	DTBRX	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B884	74440B801	74440B405

MF166E2    0293027-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2016